          As filed with the Securities and Exchange Commission on April 13, 2007
                                        Securities Act File No. 333-[__________]
                                       Investment Company Act File No. 811-22050
================================================================================

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549
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                                    FORM N-2

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           /X/ Registration Statement under the Securities Act of 1933
                         /_/ Pre-Effective Amendment No.
                         /_/ Post-Effective Amendment No.
                                     and/or
       /X/ Registration Statement under the Investment Company Act of 1940
                                /_/ Amendment No.

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                DELAWARE ENHANCED GLOBAL DIVIDEND AND INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

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                               2005 Market Street
                        Philadelphia, Pennsylvania 19103
                    (Address of Principal Executive Offices)
                                 (800) 523-1918
              (Registrant's telephone number, including area code)

                           David P. O'Connor, Esquire
                Delaware Enhanced Global Dividend and Income Fund
                               2005 Market Street
                        Philadelphia, Pennsylvania 19103
                     (Name and Address of Agent for Service)

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                                   Copies to:
                             Bruce G. Leto, Esquire
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                        Philadelphia, Pennsylvania 19103

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                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement.

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        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
=========================== ============== ================ ================ ==================
     Title of                              Proposed Maximum Proposed Maximum
    Securities               Amount Being   Offering Price      Aggregate          Amount of
 Being Registered            Registered       per Unit      Offering Price    Registration Fee
--------------------------- -------------- ---------------- ---------------- ------------------
Common Shares, without
par value.......            100,000 shares      $20.00       $2,000,000 (1)         $61.40
=========================== ============== ================ ================ ==================

(1)  Estimated solely for the purpose of calculating the registration fee.

--------------------------------------------------------------------------------

     The registrant  hereby amends this  Registration  Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a  further  amendment  which  specifically  states  that  the  Registration
Statement shall  thereafter  become effective in accordance with Section 8(a) of the  Securities  Act of 1933 or until the  Registration  Statement  shall become effective  on such  date  as the  Securities  and  Exchange  Commission,  acting pursuant to said Section 8(a), may determine.

                              Subject to Completion

                Preliminary Prospectus dated [___________], 2007

                                   PROSPECTUS
                                     [LOGO]

                                     Shares
                Delaware Enhanced Global Dividend and Income Fund
                                  Common Shares
                               $[_____] per Share

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     Investment  Objectives.  Delaware  Enhanced Global Dividend and Income Fund
(the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's primary investment objective is to seek current income, with a secondary objective of capital  appreciation.  The Fund seeks to achieve these
objectives  by  investing  globally  in  dividend-paying  or   income-generating
securities across multiple asset classes,  including, but not limited to, equity securities  of  large,  well-established  companies,  securities  issued by real estate  companies  (including real estate  investment  trusts ("REITs") and real estate  industry  operating  companies  ("REOCs")),  debt  securities  (such  as
government  bonds,   investment  grade  and  high-yield   corporate  bonds,  and
convertible  bonds), and emerging market securities.  The Fund will also attempt to enhance  the level of  distributions  that the Fund pays to  shareholders  by engaging in dividend capture  trading,  option  overwriting,  and realization of gains on the sale of securities.

     No Prior History.  Because the Fund is newly organized,  its shares have no history of public trading.  Shares of closed-end investment companies frequently trade at a  discount  from their net asset  value.  The risk of loss due to this discount may be greater for initial investors  expecting to sell their shares in a relatively short period after completion of the public offering.

     The Fund  anticipates that its common shares will be listed on the New York
Stock Exchange (the "NYSE") under the symbol "[___]." This  Prospectus  contains information you should know before investing, including information about risks.
Please read it before you invest and keep it for future reference.

     Investing in the common shares involves  certain risks. See "Risks" on page
[___] of this Prospectus.

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                                              Per Share         Total (1)
Public offering price.....................     $[_____]             $
Sales load (2)............................     $[_____]             $
Estimated offering expenses (3)...........     $[_____]             $
Proceeds, after expenses, to the Fund.....     $[_____]             $

(1)  The  Fund  has  granted  the  underwriters  an  option  to  purchase  up to additional common shares at the public offering price, less the sales load,
     within   45  days  of  the  date  of  this   Prospectus   solely  to  cover
     overallotments,  if any. If such option is  exercised  in full,  the public offering price,  sales load,  estimated  offering  expenses,  and proceeds, after expenses,  to the Fund will be $[___],  $[___] , $ [___], and $[___], respectively. See "Underwriting."

(2)  The Advisor has agreed to pay from its own assets  additional  compensation to  [___________________________].  The Advisor also may pay certain  other
     qualifying   underwriters  a  marketing  and  structuring  fee,  additional compensation,  or a sales  incentive fee in  connection  with the offering.
     [The  Advisor may pay  commissions  to  employees  of its  affiliates  that
     participate  in  the  marketing  of  the  Fund's  common   shares.   ]  See
     "Underwriting."

(3)  The offering  expenses  paid by the Fund (other than the sales load),  when added to the Fund's  organizational  costs, will not exceed an aggregate of
     $[____] per share of the Fund's common shares sold in this offering.  [This
     $[____] per common  share  amount may include a  reimbursement  of Delaware
     Management  Company's  expenses incurred in connection with this offering.]
     The  Advisor   has  agreed  to  pay  such   offering   expenses   (and  not
     organizational  costs) of the Fund to the extent  offering  expenses (other than sales load), when added to the Fund's organizational expenses,  exceed
     $[____]  per share of the Fund's  common  shares.  The  aggregate  offering expenses  (other than sales load) to be incurred by the Fund are estimateto be  $[_________]  (including  amounts  paid by the Advisor on behalf of the
     Fund).

     Neither the  Securities and Exchange  Commission  nor any state  securities commission has approved or disapproved of these securities or determined if this
Prospectus  is truthful or  complete.  Any  representation  to the contrary is a criminal offense.

     The  underwriters  expect to deliver the common  shares to purchasers on or about [_____________], 2007.

--------------------------------------------------------------------------------

                             [LIST OF UNDERWRITERS]

          The date of this Prospectus is [____________________] , 2007.

The  information in this  Prospectus is not complete and may be changed.  We may not sell  these  securities  until the  registration  statement  filed  with the
Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these  securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

     Investment  Advisor.  The Fund's investment advisor is Delaware  Management
Company  ("DMC" or the  "Advisor"),  a series of  Delaware  Management  Business
Trust.

     Use of  Leverage.  The Fund will likely  seek to enhance its total  returns through the use of leverage by issuing preferred shares, commercial paper and/or other borrowings. See "Effects of Leverage" and "Risk Factors-Leverage Risk."

     Investment Policies.  Under normal market conditions,  the Fund will invest at  least  80% of its  total  assets  in a  combination  of  dividend-paying  or income-generating  securities  across multiple asset classes,  including but not limited to, equity securities of large,  well-established companies;  securities issued by real estate  companies  (including  REITs and REOCs),  debt securities
(such as government bonds,  investment grade and high-yield corporate bonds, and convertible  bonds), and emerging market securities.  The Fund will also attempt to enhance  the level of  distributions  that the Fund pays to  shareholders  by engaging in dividend capture  trading,  option  overwriting,  and realization of gains on the sale of securities.  Under normal market conditions,  the Fund will invest at most 60% of its total  assets in  securities  of U.S.  issuers  and at least 40% of its total assets in securities of non-U.S.  issuers,  unless market conditions are not deemed favorable by the Advisor, in which case the Fund would invest at least 30% of its total assets in the  securities of non-U.S.  issuers.
The Fund may not invest  25% or more of its total  assets in the  securities  of issuers in any single industry.

     You should read this Prospectus, which contains important information about the Fund, before deciding whether to invest in the common shares,  and retain it
for  future   reference.   A  Statement   of   Additional   Information,   dated
[_____________________], 2007, containing additional information about the Fund, has been filed with the Securities and Exchange  Commission and, as amended from time to time, is incorporated by reference in its entirety into this Prospectus.
You can review the table of contents of the Statement of Additional  Information on page [___] of this  Prospectus.  You may request a free copy of the Statement of Additional  Information by calling [___________] (toll free) or by writing to the Fund,  obtain a copy (and  other  information  regarding  the Fund) from the
Securities and Exchange  Commission's Public Reference Room in Washington,  D.C.
Call (202) 551-8090 for information,  or by writing to Delaware Service Company,
Inc., 2005 Market Street,  Philadelphia,  Pennsylvania 19103. The Securities and
Exchange  Commission  charges a fee for copies. You can get the same information
free   from   the    Securities    and    Exchange    Commission's    web   site
(http://www.sec.gov).  You may also  e-mail  requests  for  these  documents  to
publicinfo@sec.gov  or make a request in writing to the  Securities and Exchange
Commission's  Public Reference Section,  100 F Street,  N.E.,  Washington,  D.C.
20549-0102.  The  Fund  does  not  post a copy of the  Statement  of  Additional
Information   on  its  web  site  because  the  Fund's  common  shares  are  not continuously offered,  which means the Statement of Additional  Information will not be updated after  completion of this offering and the information  contained in the  Statement of Additional  Information  will become  outdated.  The Fund's annual and semi-annual reports, when available,  will be available at the Fund's web site (http://www.delawareinvestments.com).

     The Fund's common  shares do not represent a deposit or obligation  of, and are not  guaranteed  or  endorsed  by,  any  bank or  other  insured  depository institution,  and are not  federally  insured by the Federal  Deposit  Insurance
Corporation, the Federal Reserve Board or any other government agency.

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

     You  should  rely only on the  information  contained  or  incorporated  by reference  in this  Prospectus.  We have  not,  and the  underwriters  have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information,  you should not rely on
it. We are not,  and the  underwriters  are not,  making an offer to sell  these securities in any  jurisdiction  where the offer or sale is not  permitted.  You should assume that the information in this Prospectus is accurate only as of the date of this Prospectus.  Our business,  financial condition,  and prospects may have changed since that date.

                           FORWARD-LOOKING STATEMENTS

     This  Prospectus  contains or  incorporates  by  reference  forward-looking statements,  within the meaning of the federal  securities  laws,  that  involve
risks  and  uncertainties.   These  statements  describe  the  Advisor's  plans,
strategies and goals and the Advisor's beliefs and assumptions concerning future economic or other  conditions  and the outlook for the Fund,  based on currently available  information.  In this  Prospectus,  words  such  as  "anticipates,"
"believes,"  "expects,"  "objectives," "goals," "future," "intends,"
"seeks," "will," "may," "could," "should," and similar expressions are used  in  an  effort  to  identify  forward-looking  statements,  although  some forward-looking statements may be expressed differently.

     The Fund's actual results could differ materially from those anticipated in the  forward-looking  statements  because  of various  risks and  uncertainties, including the factors set forth in the section headed "Risk Factors" below and elsewhere in this Prospectus.  You should consider  carefully the discussions of risks and  uncertainties in the "Risk  Factors"  section and elsewhere in this
Prospectus and in the Statement of Additional  Information.  The forward-looking statements  contained in this  Prospectus are based on information  available to the Fund on the date of this  Prospectus,  and the Fund assumes no obligation to update any such forward-looking statements, except as required by law.

---------------------------------------------------------------------------------

                               PROSPECTUS SUMMARY

     This is only a summary of certain information  contained in this Prospectus relating to Delaware  Enhanced Global Dividend and Income Fund. This summary may not contain all of the information  that you should consider before investing in the Fund's  common  shares.  You should  review  the more  detailed  information contained in this Prospectus and in the Statement of Additional Information.

The Fund.............  Delaware  Enhanced Global Dividend and Income Fund is a
                       diversified,  closed-end  management investment company
                       with no operating  history.  Throughout the Prospectus,
                       the Delaware  Enhanced  Global Dividend and Income Fund
                       is referred to simply as the "Fund." See "The Fund."

The Offering.........  The  Fund  is  offering  common  shares  of  beneficial interest  at  $[____]  per  share  through  a group  of
                       underwriters led by  [_____________]  and [__________].
                       The common  shares of  beneficial  interest  are called
                       "common  shares"  in the rest of this  Prospectus.  You
                       must   purchase   at   least   [____]   common   shares
                       ($[________])   in   order  to   participate   in  this
                       offering.  The  Fund  has  given  the  underwriters  an
                       option  to  purchase  up  to [____]  additional  common
                       shares  to cover  orders  in  excess  of [____]  common
                       shares.  The offering  expenses paid by the Fund (other
                       than  the  sales  load),   when  added  to  the  Fund's
                       organizational  costs,  will not exceed an aggregate of
                       $[____] per share of the Fund's  common  shares sold in
                       this  offering.  [This  $[____] per common share amount
                       may  include a  reimbursement  of  Delaware  Management
                       Company's  expenses  incurred in  connection  with this
                       offering.]  Delaware  Management  Company has agreed to
                       pay  offering  costs  (other  than  sales  load) to the
                       extent that offering  costs (other than sales load) and
                       organizational   expenses   exceed  $[___]  per  common
                       share. See "Underwriting."

Investment
Objectives........ ..  The  Fund's  primary  investment  objective  is to seek current income,  with a secondary  objective of capital
                       appreciation.  The  Fund is not  intended  as,  and you
                       should not  construe  it to be, a  complete  investment
                       program.  There is no  assurance  that  the  Fund  will
                       achieve its investment objectives.

Investment Policies..  The Fund will seek to achieve  its  primary  objectives
                       by  focusing  on  broad   diversification   within  its
                       portfolio by investing  globally in  dividend-paying or
                       income-generating   securities  across  multiple  asset
                       classes.  The  primary  asset  classes  include  equity
                       securities   of  large,   well-established   companies,
                       securities  issued by real estate companies  (including
                       REITs and REOCs),  emerging market equities,  preferred
                       securities,   debt  securities,   including  high-yield
                       corporate  bonds,  investment  grade  corporate  bonds,
                       U.S. government securities,  non-U.S.  corporate bonds,
                       non-U.S.  government  securities,   convertible  bonds,
                       convertible   preferred  stock,  emerging  market  debt
                       securities, and international currencies.

                       The  Advisor  will  determine  the  proportion  of  the
                       Fund's assets to be allocated  among the various assets
                       classes  based on its  analysis of economic  and market
                       conditions   and  its  assessment  of  the  income  and
                       potential  for  appreciation  that can be achieved from
                       investments  in such asset  classes.  The percentage of
                       the  Fund's  assets  allocated  to  the  various  asset
                       classes  described  herein will vary depending on DMC's
                       assessment  of  these  conditions.  The  key  goals  in
                       allocating  across these  various  asset classes are to
                       attempt  to  minimize  the  Fund's  volatility  through
                       diversification  and to attempt to optimize  the Fund's
                       ability to generate income.

                       The Fund may invest in a variety  of income  generating
                       equity  and  debt  securities.   Not  all  investments,
                       however,  are  required to pay  dividends  or interest.
                       Under normal  market  conditions,  the Fund will invest
                       at least 80% of its total  assets in a  combination  of
                       dividend-paying or income-generating  securities across
                       multiple asset  classes,  including but not limited to,
                       equity    securities    of   large,    well-established
                       companies;  securities  issued by real estate companies
                       (including  REITs and REOCs),  debt securities (such as
                       government  bonds,   investment  grade  and  high-yield
                       corporate bonds, and convertible  bonds),  and emerging
                       market  securities.  In addition,  under normal  market
                       conditions,  the Fund  will  invest  at most 60% of its
                       total  assets  in  securities  of U.S.  issuers  and at
                       least  40%  of  its  total  assets  in   securities  of
                       non-U.S.  issuers,  unless  market  conditions  are not
                       deemed  favorable  by the Advisor,  in which case,  the
                       Fund would  invest at least 30% of its total  assets in
                       the  securities of non-U.S.  issuers.  The Fund may not
                       invest more than 25% of the Fund's  total assets in any
                       one  industry  nor,  as to  75%  of  the  Fund's  total
                       assets,   will  more  than  5%  be   invested   in  the
                       securities of any one issuer.

                       The Advisor's  strategy to income generating  investing
                       is  based  on  the  primary   attribute  of  seeking  a
                       sustainable and recurring  income stream,  with capital
                       appreciation   as   a   secondary    attribute.    This
                       investment  approach  should  provide  diversification,
                       low sector correlation,  low interest rate sensitivity,
                       and  downside   protection  which  over  the  long-term
                       should  result in an attractive  risk adjusted  return.
                       The Advisor  believes  that seeking  income on a global
                       basis can  provide  investors  with  opportunities  not
                       available  in the U.S.  equity  and debt  markets.  For
                       example,   recently,  many  countries,   including  the
                       United  Kingdom,  France,  Canada,  Australia,   Japan,
                       Singapore,  and Hong  Kong  and  several  others,  have
                       enacted  REIT or similar  legislation  that has created
                       real estate  companies  which are  required to payout a
                       significant portion of their earnings in dividends.

                       In  addition,  the Advisor  will use a  combination  of
                       dividend  capture  trading,  option  overwriting,   and
                       realization  of  gains  on the  sale of  securities  to
                       enhance the  sustainability  of the income stream.  The
                       percentage   of  the  Fund's  assets   invested   these
                       strategies  will vary  from  time to time  based on the
                       Advisor's  assessment of economic and market conditions
                       and the potential for income.

                       The Fund's dividend  capture strategy seeks to maximize
                       the level of dividend  income that the Fund receives by
                       engaging   in   dividend   capture   trading   and   by
                       identifying special dividend situations.  In a dividend
                       capture  trade,  the Fund  sells a stock on or  shortly
                       after the  stock's  ex-dividend  date and uses the sale
                       proceeds to purchase  one or more other stocks that are
                       expected  to pay  dividends  before  the next  dividend
                       payment  on the  stock  being  sold.  Special  dividend
                       situations may include those where companies  decide to
                       return large cash balances to  shareholders as one-time
                       dividend payments,  for instance due to a restructuring
                       or recent strong operating  performance.  Other special
                       dividends  may arise in a variety  of  situations.  The
                       Fund's option  overwriting  strategy  seeks to increase
                       its  income  or may hedge a  portion  of its  portfolio
                       investments  through  writing (i.e.,  selling)  covered
                       put and call  options.  The Fund will receive a premium
                       when it writes put and call  options,  which  increases
                       the Fund's  return on the  underlying  security  in the
                       event the option  expires  unexercised or is closed out
                       at  a  profit.   The Fund  anticipates  utilizing  both
                       short-term  and, to the extent  permitted by applicable
                       law,  long-term  capital  gains as part of its periodic
                       distributions  to  shareholders.   The Fund  realizes a
                       capital  gain when it sells a  portfolio  security at a
                       price  higher  than its  original  cost.  The Fund will
                       attempt to realize such gains in certain  situations to
                       attempt to help keep  distributions  as consistent  and
                       sustainable   as   possible    without disrupting   the
                       underlying  investment  philosophy of the Advisor.  See
                       "The  Fund's   Investments  -  Investment   Strategy  -
                       Distribution Enhancement Strategies."

Investment Advisor...  The Fund's  investment  advisor is Delaware  Management
                       Company ("DMC" or the "Advisor"),  a series of Delaware
                       Management  Business Trust.  DMC will receive an annual
                       fee,  payable  monthly,  in an amount equal to 1.00% of
                       the  average  daily value of the Fund's  total  assets.
                       See   "Management  of  the  Fund."  When  the  Fund  is
                       utilizing leverage,  the fee paid to DMC will be higher
                       than if the Fund did not use leverage  because the fees
                       paid  will be  calculated  based  on the  Fund's  total
                       assets,   which   include  the   principal   amount  of
                       outstanding   borrowings  used  for  leverage.   As  of
                       [March 31, 2007], DMC managed  approximately  $[______]
                       billion in total assets.  DMC has an  experienced  team
                       of portfolio managers and research analysts.

Distributions........  Commencing with the Fund's initial  dividend,  the Fund intends  to make a level cash  distribution  each month
                       to   common   shareholders   pursuant   to  a   managed
                       distribution  policy.  Under  the  policy,  the Fund is
                       managed  with a  goal  of  generating  as  much  of the
                       distribution  as  possible  from  ordinary  income (net
                       investment  income and short-term  capital gains).  The
                       balance  of  the  distribution   will  then  come  from
                       long-term  capital gains to the extent  permitted  and,
                       if  necessary,   a  return  of  capital.   The  Advisor
                       expects to declare the initial monthly  dividend on the
                       Fund's  common shares  within  approximately  [45] days
                       after  completion  of  this  offering  and to pay  that
                       initial monthly dividend  approximately [60 to 90] days
                       after  completion of this offering.  The level dividend
                       rate may be  modified  by the  Board of  Trustees  from
                       time  to  time.   The  Board  of   Trustees   may  also
                       determine to amend their  managed  distribution  policy
                       to  modify  the  Fund's  distribution   frequency  from
                       monthly to some other period.

                       DMC currently  intends to apply to the U.S.  Securities
                       and Exchange Commission,  on behalf of the Fund, for an
                       exemption from Section 19(b) of the Investment  Company
                       Act of 1940,  as  amended  (the "1940  Act"),  and Rule
                       19b-1  thereunder  permitting the Fund to make periodic
                       distributions of long-term  capital gains. No assurance
                       can be  given  that the U.S.  Securities  and  Exchange
                       Commission  will grant the exemption to the Fund.  This
                       offering,  however,  is not contingent upon the receipt
                       of such exemption. See "Distribution Policy."

                       The level dividend  distribution  described above would
                       result in the payment of approximately  the same amount
                       to the Fund's  shareholders  each month.  If the source
                       of  the  dividend  or  other   distribution   were  the
                       original capital  contribution of the shareholder,  and
                       the payment  amounted  to a return of capital,  Section
                       19(a)  of  the  1940  Act  and  Rule  19a-1  thereunder
                       require the Fund to provide  shareholders  with written
                       disclosure  to  that  effect  that   accompanies   such
                       payment.   Nevertheless,   persons   who   periodically
                       receive   the   payment   of  a   dividend   or   other
                       distribution  may be under the impression that they are
                       receiving  net profits when they are not.  Shareholders
                       should read any written  disclosure  provided  pursuant
                       to Section 19(a) and Rule 19a-1  carefully,  and should
                       not  assume  that the source of any  distribution  from
                       the Fund is net profit. See "Distributions."
                       Shareholders will  automatically have all dividends and
                       distributions  reinvested  in common  shares  issued by
                       the Fund or common shares of the Fund  purchased in the
                       open  market in  accordance  with the  Fund's  dividend
                       reinvestment  plan,  unless  an  election  is  made  to
                       receive cash.  See "Dividend Reinvestment Plan."

Leverage.............  The Fund will likely seek to enhance its total  returns through  the use of  leverage,  which may  include  the
                       issuance of preferred shares,  commercial paper, and/or
                       other  borrowings.  The net asset  value of the  Fund's
                       common shares will be reduced by the issuance  costs of
                       any leverage.  If the Fund does choose to use leverage,
                       it may use leverage up to the maximum amount  permitted
                       under the 1940 Act. Currently,  under the 1940 Act, the
                       Fund may  borrow  money up to 33?% of its total  assets
                       (including the amount obtained from leverage),  and may
                       issue  shares of  preferred  stock in amounts up to 50%
                       of the value of its total assets to finance  additional
                       investments.  Through  leveraging,  the Fund  will seek
                       to obtain a higher  return for holders of common shares
                       than if the Fund did not use  leverage.  Leverage  is a
                       speculative  technique  and there are special risks and
                       costs  associated with leverage.  There is no assurance
                       that the  Fund  will be  successful  in  enhancing  the
                       level of its total  return  during  any period in which
                       leverage is utilized.  See  "Effects of  Leverage"  and
                       "Risk Factors-Leverage Risk."

Listing..............  The Fund  anticipates  that its common  shares  will be listed on the New York Stock  Exchange  ("NYSE")  under
                       the  symbol   "[___]."  See   "Description  of  Capital
                       Structure."

Custodian and
Transfer Agent.......  [___________]  will  serve  as  the  Fund's  custodian.
                       [____________]   will  serve  as  the  Fund's  transfer
                       agent.  See "Custodian and Transfer Agent."

Administrator........  Delaware   Service   Company,   Inc.   ("DSC"   or  the
                       "Administrator"),  2005  Market  Street,  Philadelphia,
                       Pennsylvania  19103, an affiliate of DMC, will serve as
                       the Fund's  administrator  and will provide  accounting
                       and  administrative  services to the Fund.  Among other
                       things,  DSC is  responsible  for  calculating  the net
                       asset  value  of  the  common   shares  and   generally
                       managing the  administrative  affairs of the Fund.  DSC
                       is entitled  to receive  [fee  structure  to be added],
                       plus  out  of  pocket   expenses.   When  the  Fund  is
                       utilizing leverage,  the fee paid to DSC will be higher
                       than if the Fund did not use leverage  because the fees
                       paid  will be  calculated  based  on the  Fund's  total
                       assets,   which   include  the   principal   amount  of
                       outstanding borrowings used for leverage.
Market Price of
Shares...............  Common  shares  of  closed-end   investment   companies
                       frequently  trade at prices  lower than their net asset
                       value.   Common   shares   of   closed-end   investment
                       companies  such as the Fund that  invest  primarily  in
                       dividend-paying  or  income-generating  securities have
                       during some periods  traded at prices higher than their
                       net asset  value and  during  other  periods  traded at
                       prices  lower  than  their  net asset  value.  The Fund
                       cannot  assure you that its common shares will trade at
                       a price  higher  than or equal to its net asset  value.
                       The Fund's net asset value will be reduced  immediately
                       following  this  offering  by the  sales  load  and the
                       amount  of the  offering  and  organizational  expenses
                       paid by the Fund.  See "Use of  Proceeds."  In addition
                       to net asset  value,  the  market  price of the  Fund's
                       common  shares  may be  affected  by  such  factors  as
                       dividend  levels,  which are in turn  affected by other
                       factors.   See   "Risks,"   "Description   of   Capital
                       Structure,"  and  "Repurchase  of Common  Shares."  The
                       common  shares are  designed  primarily  for  long-term
                       investors;  you should not  purchase  common  shares of
                       the  Fund if you  intend  to sell  them  shortly  after
                       purchase.
Special Risk
Considerations.......  No  Operating  History.  The  Fund  is  a  diversified,
                       closed-end   management   investment  company  with  no
                       operating history.

                       Market  Discount Risk. As with any stock,  the price of
                       the  Fund's   shares   will   fluctuate   with   market
                       conditions and other  factors.  If shares are sold, the
                       price  received  may be more or less than the  original
                       investment.   Net   asset   value   will   be   reduced
                       immediately  following  the  initial  offering  by  the
                       amount  of  the  sales  load  and   organizational  and
                       offering  expenses paid by the Fund.  Common shares are
                       designed  for  long-term  investors  and  should not be
                       treated  as  trading  vehicles.  Shares  of  closed-end
                       management  investment  companies frequently trade at a
                       discount  from  their  net  asset  value.   The  Fund's
                       shares  may  trade  at a price  that is less  than  the
                       initial  offering  price.  This risk may be greater for
                       investors  who sell their shares in a relatively  short
                       period  of  time  after   completion   of  the  initial
                       offering.   The  Fund  may  utilize   leverage,   which
                       magnifies the stock market risk.

                       Investment  and  Market  Risk.  An  investment  in  the
                       Fund's  common  shares is subject to  investment  risk,
                       including  the  possible  loss of the entire  principal
                       amount   invested.   An  investment  in  common  shares
                       represents  an indirect  investment  in the  securities
                       owned by the  Fund,  which  are  generally  traded on a
                       securities   exchange   or  in   the   over-the-counter
                       markets.  The  value of these  securities,  like  other
                       market  investments,  may  move up or  down,  sometimes
                       rapidly  and  unpredictably.  The common  shares at any
                       point  in time  may be worth  less  than  the  original
                       investment,   even  after   taking  into   account  any
                       reinvestment of dividends and distributions.
                       Issuer Risk. The value of an issuer's  securities  that
                       are held in the  Fund's  portfolio  may  decline  for a
                       number of reasons which directly  relate to the issuer,
                       such as  management  performance,  financial  leverage,
                       and   reduced    demand   for   the   issuer's    goods
                       and services.

                       Dividend  Strategy  Risks.  The  Fund's  pursuit of its
                       investment   objectives   depends   somewhat  upon  the
                       Advisor's  ability to anticipate the dividend  policies
                       of the  companies in which it chooses to invest.  It is
                       difficult to  anticipate  the level of  dividends  that
                       companies will pay in any given  timeframe.  The Fund's
                       dividend capture  strategies include having the Advisor
                       attempt to identify and exploit  opportunities  such as
                       the  announcement of major corporate  actions,  such as
                       restructuring  initiatives or a special dividend,  that
                       may  lead  to  high  current  dividend  income.   These
                       situations  are  typically  not  recurring in nature or
                       frequency,  may be  difficult  to predict,  and may not
                       result in an  opportunity  that  allows the  Advisor to
                       fulfill the Fund's investment objectives.  In addition,
                       the dividend  policies of the Fund's  target  companies
                       are heavily  influenced by the current economic climate
                       and the  favorable  federal tax  treatment  afforded to
                       dividends.  Challenging economic conditions,  affecting
                       either the  market as a whole or a specific  investment
                       in the Fund's  portfolio,  may limit the opportunity to
                       benefit  from  the  current  dividend  policies  of the
                       companies  in which the Fund  invests or may cause such
                       companies  to  reduce  or  eliminate  their  dividends.
                       Special   dividends   may   result   in   extraordinary
                       dividends  subject  to special  tax  rules.  The use of
                       dividend  capture  strategies  will  expose the Fund to
                       increased  trading costs and potential for capital loss
                       or  gain,  particularly  in the  event  of  significant
                       short-term   price   movements  of  stocks  subject  to
                       dividend capture trading,  and resultant  dividends may
                       not  be  qualified   dividends   eligible  for  reduced
                       federal  income tax rates  under the  Internal  Revenue
                       Code of  1986,  as  amended  (the  "Code").  Also,  the
                       reduced   federal   income  tax  rates  that  apply  to
                       qualified  dividend income sunset,  and will not apply,
                       to taxable  years  beginning  after  December 31, 2010,
                       unless  extended  or made  permanent.  This  and  other
                       changes  in the  favorable  provisions  of the  federal
                       income tax laws may limit your  ability to benefit from
                       dividend increases or special  dividends,  may effect a
                       widespread  reduction  in announced  dividends  and may
                       adversely   impact  the  valuation  of  the  shares  of
                       dividend-paying companies.

                       Risk of Option  Overwriting.  The Fund  will  receive a
                       premium  when it  writes  put and call  options,  which
                       increases the Fund's return on the underlying  security
                       in the  event  the  option  expires  unexercised  or is
                       closed  out at a profit.  By  writing a call,  the Fund
                       will limit its  opportunity  to profit from an increase
                       in the market value of the  underlying  security  above
                       the  exercise  price of the  option  for as long as the
                       Fund's   obligation   as  the   writer  of  the  option
                       continues.  Upon the  exercise of a put option  written
                       by the  Fund,  the Fund may  suffer  an  economic  loss
                       equal to the difference  between the price at which the
                       Fund is required to purchase  the  underlying  security
                       and  its  market  value  at  the  time  of  the  option
                       exercise,  less the  premium  received  for writing the
                       option.  Upon the exercise of a call option  written by
                       the Fund,  the Fund may suffer an  economic  loss equal
                       to  an  amount   not  less  than  the   excess  of  the
                       security's  market  value  at the  time  of the  option
                       exercise  over  the  Fund's  acquisition  cost  of  the
                       security,  less  the sum of the  premium  received  for
                       writing the option and the difference,  if any, between
                       the  call  price  paid  to  the  Fund  and  the  Fund's
                       acquisition  cost  of  the  security.   Thus,  in  some
                       periods the Fund might  receive  less total  return and
                       in other  periods  greater total return from its hedged
                       positions  than it would have received from leaving its
                       underlying securities unhedged.

                       Common  Stock  Risk.  Common  stocks  are an example of
                       equity  securities  in  which  the  Fund  will  invest.
                       Although  common  stocks  have  historically  generated
                       higher  average  returns than fixed  income  securities
                       over  the  long   term,   common   stocks   also   have
                       experienced  significantly  more volatility in returns.
                       Common  stocks  may  be  more  susceptible  to  adverse
                       changes in market value due to issuer  specific  events
                       or general  movements in the equities  markets.  A drop
                       in the stock  market  may  depress  the price of common
                       stocks held by the Fund.  Common stock prices fluctuate
                       for  many  reasons,  including  changes  in  investors'
                       perceptions of the financial  condition of an issuer or
                       the general  condition of the relevant stock market, or
                       the   occurrence   of  political  or  economic   events
                       affecting issuers.  For example, an adverse event, such
                       as an  unfavorable  earnings  report,  may  depress the
                       value of common  stock in which the Fund has  invested;
                       the  price  of  common   stock  of  an  issuer  may  be
                       particularly  sensitive  to  general  movements  in the
                       stock  market;  or a  drop  in  the  stock  market  may
                       depress  the price of most or all of the common  stocks
                       held by the Fund.  Also,  common  stock of an issuer in
                       the  Fund's  portfolio  may  decline  in  price  if the
                       issuer  fails  to make  anticipated  dividend  payments
                       because,   among  other  reasons,  the  issuer  of  the
                       security   experiences   a  decline  in  its  financial
                       condition.  The  common  stocks  in which the Fund will
                       invest  are  structurally   subordinated  to  preferred
                       securities,  bonds  and  other  debt  instruments  in a
                       company's  capital  structure,  in terms of priority to
                       corporate  income and  assets,  and  therefore  will be
                       subject to greater risk than the  preferred  securities
                       or debt  instruments  of  such  issuers.  In  addition,
                       common   stock   prices  may  be  sensitive  to  rising
                       interest  rates,  as the  costs  of  capital  rise  and
                       borrowing costs increase.

                       Foreign   Securities   Risk.   The   Fund   will   have
                       substantial  exposure to foreign securities,  including
                       emerging market  securities.  The Fund's investments in
                       securities of foreign  issuers are subject to risks not
                       usually    associated   with   owning   securities   of
                       U.S. issuers.  These risks can include  fluctuations in
                       foreign    currencies;    foreign   currency   exchange
                       controls;  social,  political and economic instability;
                       differences  in  securities   regulation  and  trading,
                       differences  in  accounting,   auditing  and  financial
                       standards;  expropriation or nationalization of assets;
                       possible difficulties in transaction  settlements;  and
                       foreign  taxation  issues.  In  addition,   changes  in
                       government  administrations  or  economic  or  monetary
                       policies in the  United States  or abroad  could result
                       in   appreciation   or   depreciation   of  the  Fund's
                       securities.  It may also be more  difficult  to  obtain
                       and enforce a judgment  against a foreign  issuer.  Any
                       foreign  investments  made by the Fund  must be made in
                       compliance with U.S. and foreign currency  restrictions
                       and tax  laws  restricting  the  amounts  and  types of
                       foreign  investments.  The Fund has no other investment
                       restrictions  with  respect  to  investing  in  foreign
                       issuers.  Dividends paid on foreign  securities may not
                       qualify  for  the  reduced  federal  income  tax  rates
                       applicable to qualified  dividends under the Code. As a
                       result,  there can be no  assurance  as to what portion
                       of the  Fund's  distributions  attributable  to foreign
                       securities  will be  designated  as qualified  dividend
                       income. See "Tax Matters."

                       The Fund may invest in  securities  of issuers  located
                       in  "emerging  market   countries."   Because  of  less
                       developed   markets   and   economies   and,   in  some
                       countries,  less mature  governments  and  governmental
                       institutions,   the  risks  of   investing  in  foreign
                       securities   can  be   intensified   in  the   case  of
                       investments in issuers  domiciled or doing  substantial
                       business  in  emerging  market  countries.  These risks
                       include  high  concentration  of market  capitalization
                       and  trading  volume  in  a  small  number  of  issuers
                       representing a limited  number of  industries,  as well
                       as a high  concentration  of  investors  and  financial
                       intermediaries;  lack of  liquidity  and greater  price
                       volatility  due to the  smaller  size of the market for
                       such  securities  and lower trading  volume;  political
                       and social  uncertainties;  national  policies that may
                       restrict   the   Fund's    investment    opportunities,
                       including  restrictions  on  investing  in  issuers  or
                       industries   deemed  sensitive  to  relevant   national
                       interests;     greater    risks    of    expropriation,
                       confiscatory      taxation     and     nationalization;
                       over-dependence on exports,  especially with respect to
                       primary commodities,  making these economies vulnerable
                       to   changes   in   commodity   prices;    overburdened
                       infrastructure  and  obsolete or  unseasoned  financial
                       systems;  environmental  problems; less developed legal
                       systems;   less   reliable   custodial   services   and
                       settlement  practices.  Dividends  paid by  issuers  in
                       emerging  market  countries  will generally not qualify
                       for the reduced federal income tax rates  applicable to
                       qualified dividends under the Code. See "Tax Matters."
                       Small and Medium Cap Company Risk.  The  Fund's   share
                       price may be more  volatile  because it also invests in
                       small and medium capitalization companies.  Compared to
                       large  companies,   small  and  medium   capitalization
                       companies  are more  likely  to have  (i) more  limited
                       product  lines or markets and less  mature  businesses,
                       (ii) fewer   capital   resources,   (iii) more  limited
                       management    depth,   and    (iv) shorter    operating
                       histories.  Further,  compared to large cap stocks, the
                       securities   of   small   and   medium   capitalization
                       companies are more likely to experience  sharper swings
                       in  market  values,  be  harder to sell at times and at
                       prices  that  the  Advisor  believes  appropriate,  and
                       offer greater potential for gains and losses.
                       Portfolio    Turnover    Risk.   The   techniques   and
                       strategies  contemplated  by the Fund might result in a
                       high  degree of  portfolio  turnover.  The Fund  cannot
                       accurately  predict its securities  portfolio  turnover
                       rate,  but  anticipates   that  its  annual   portfolio
                       turnover  rate will  likely  exceed  100% under  normal
                       market  conditions,  although  it could  be  materially
                       higher  under  certain  conditions.   Higher  portfolio
                       turnover rates could result in corresponding  increases
                       in  brokerage  commissions,   may  generate  short-term
                       capital  gains  taxable  as  ordinary  income and cause
                       dividends  received on portfolio  securities  to not be
                       qualified   dividends   eligible  for  reduced  federal
                       income tax rates under the Code.

                       Defensive  Positions.  During periods of adverse market
                       or  economic  conditions,   the  Fund  may  temporarily
                       invest  all or a  substantial  portion of its assets in
                       cash  or  cash  equivalents.  The  Fund  would  not  be
                       pursuing   its    investment    objectives   in   these
                       circumstances   and   could   miss   favorable   market
                       developments.

                       Management  Risk.  The Fund is  subject  to  management
                       risk because it is an actively managed  portfolio.  The
                       Fund's successful pursuit of its investment  objectives
                       depends upon the Advisor's  ability to find and exploit
                       market   inefficiencies  with  respect  to  undervalued
                       securities  and  identify   companies   experiencing  a
                       change in dividend  policy,  including the announcement
                       of  restructuring  initiatives  or  special  dividends.
                       Such situations  occur  infrequently  and  sporadically
                       and may be difficult to predict,  and may not result in
                       a  favorable   pricing   opportunity  that  allows  the
                       Advisor to fulfill  the Fund's  investment  objectives.
                       The Advisor's security  selections and other investment
                       decisions  might  produce  losses  or cause the Fund to
                       underperform  when compared to other funds with similar
                       investment  goals.  If  one  or  more  key  individuals
                       leaves the employ of the  Advisor,  the Advisor may not
                       be able to hire qualified replacements,  or may require
                       an extended  time to do so. This could prevent the Fund
                       from achieving its investment objectives.

                       Leverage Risk. ...The  use  of  leverage  by  the  Fund
                       would   create   three   major   types  of  risks   for
                       shareholders:  the likelihood of greater  volatility of
                       net asset  value  and  market  price of  common  shares
                       because  changes  in  value  of  the  Fund's  portfolio
                       (including  changes in the value of any  interest  rate
                       swap, if  applicable)  are borne entirely by the common
                       shareholders;  the possibility either that share income
                       will fall if the  interest  rate on any  borrowings  or
                       the  dividend  rate  on  any  preferred  shares  issued
                       rises,  or that  share  income and  distributions  will
                       fluctuate  because the interest rate on any  borrowings
                       or the dividend  rate on any  preferred  shares  issued
                       varies; and  if  the  Fund  leverages  through  issuing
                       preferred shares,  commercial paper or borrowings,  the
                       Fund  may not be  permitted  to  declare  dividends  or
                       other  distributions  with respect to its common shares
                       or  purchase  its  capital  stock,  unless  at the time
                       thereof   the  Fund  meets   certain   asset   coverage
                       requirements.

                       The  Advisor  in its  best  judgment  nevertheless  may
                       determine  to use  leverage  if it deems such action to
                       be appropriate in the circumstances.  During periods in
                       which the Fund is using leverage,  the fees paid to the
                       Advisor  for  investment   advisory  services  and  the
                       Administrator  for  administrative   services  will  be
                       higher  than if the Fund did not use  leverage  because
                       the fees  paid will be  calculated  on the basis of the
                       Fund's total assets,  including  proceeds from issuance
                       of preferred  shares,  commercial  paper or borrowings,
                       which may create an  incentive  to  leverage  the Fund.
                       See "Effects of Leverage."

                       Real  Estate  Industry  Risk.  Investments  in the real
                       estate  industry  (including  REITs and REOCs and their
                       equivalent in foreign  countries)  may subject the Fund
                       to certain risks  associated  with direct  ownership of
                       real  estate  and  with  the real  estate  industry  in
                       general  (although the Fund does not intend to own real
                       estate  directly).   If  the  Fund  holds  real  estate
                       directly,  as a result of defaults,  or receives rental
                       income  from its real estate  holdings,  its tax status
                       as   a   regulated    investment   company   could   be
                       jeopardized.  Investments  in the real estate  industry
                       are   also   affected   by   interest   rate   changes,
                       particularly   if  the  companies  in  which  the  Fund
                       invests  use  floating   rate  debt  to  finance  their
                       ongoing  operations.  In addition,  changes in interest
                       rates may hurt real  estate  values or make REIT shares
                       less   attractive    than   other   income    producing
                       investments.

                       Real estate industry risks include among others:
                       o        possible  declines in the value of real estate
                                and real property values;
                       o        risks related to economic conditions;
                       o        possible shortage of mortgage funds;
                       o        overbuilding and extended vacancies;
                       o        increased competition;
                       o        changes in property taxes,  operating expenses
                                or zoning laws;
                       o        costs of  environmental  clean-up,  or damages
                                from natural disasters;
                       o        limitations or fluctuations in rent payments;
                       o        cash flow fluctuations; and
                       o        defaults by borrowers.

                       If  the  Fund   invests   in  REITs  or   REOCs,   such
                       investments  will  also  subject  the  Fund to  various
                       risks.  Returns  from REITs or REOCs,  which  typically
                       are small or medium  capitalization  stocks,  may trail
                       returns from the overall stock market.  Dividends  paid
                       by REITs will not  generally  qualify  for the  reduced
                       federal  income  tax  rates   applicable  to  qualified
                       dividends  under the Code,  and may  result in  "excess
                       inclusion  income" subject to special tax rules.  REITs
                       are also  subject to the risk of failing to qualify for
                       tax-free  pass-through  of income under the Code and/or
                       failing to qualify for an exemption  from  registration
                       as an investment company under the 1940 Act.

                       Investments in Undervalued Securities.      A   portion
                       of the Fund's  assets will be  invested in  securities,
                       which, in the opinion of the Advisor,  are undervalued.
                       The  identification  of  investment   opportunities  in
                       undervalued  securities  is a difficult  task and there
                       is  no  assurance  that  such   opportunities  will  be
                       successfully recognized or acquired.  While investments
                       in  undervalued   securities  offer  opportunities  for
                       above-average capital  appreciation,  these investments
                       involve a high degree of financial  risk and can result
                       in substantial losses.

                       High  Yield,   High-Risk   Securities.   Investing   in
                       so-called   "high  yield"  or  "high-risk"   securities
                       ("junk bonds")  entails  certain  risks,  including the
                       risk of loss of  principal,  which may be greater  than
                       the risks involved in investment-grade  securities, and
                       which should be considered  by investors  contemplating
                       an  investment  in  the  Fund.   Such   securities  are
                       sometimes  issued by  companies  whose  earnings at the
                       time of  issuance  are  less  than the  projected  debt
                       service on the high yield securities.

                       Although the market for high yield  securities has been
                       in  existence  for many  years,  including  periods  of
                       economic downturns,  the high yield market grew rapidly
                       during the long economic  expansion which took place in
                       the  United  States  during  the  1980s.   During  that
                       economic   expansion,   the  use  of  high  yield  debt
                       securities   to   fund   highly   leveraged   corporate
                       acquisitions     and      restructurings      increased
                       dramatically.  As a result,  the high yield market grew
                       substantially    during   that   economic    expansion.
                       Although  experts  disagree on the impact  recessionary
                       periods  have  had  and  will  have on the  high  yield
                       market,  some  analysts  believe a protracted  economic
                       downturn  would  severely  disrupt  the market for high
                       yield  securities,  would adversely affect the value of
                       outstanding  bonds,  and  would  adversely  affect  the
                       ability of high yield  issuers to repay  principal  and
                       interest.  Those analysts cite  volatility  experienced
                       in the high yield  market in the past as  evidence  for
                       their position.  It is likely that  protracted  periods
                       of  economic  uncertainty  would  result  in  increased
                       volatility   in  the   market   prices  of  high  yield
                       securities  and an increase in the number of high yield
                       bond defaults.

                       Special   Risks   Associated   with  Foreign   Currency
                       Options.   Buyers  and  sellers  of  foreign   currency
                       options  are  subject  to the same  risks that apply to
                       options  generally,  as described  below.  In addition,
                       there are  certain  additional  risks  associated  with
                       foreign  currency  options,  including  taxation risks.
                       The markets in foreign  currency options are relatively
                       new, and the Fund's  ability to establish and close out
                       positions   on  such   options   is   subject   to  the
                       maintenance of a liquid secondary market.  Although the
                       Fund will not  purchase  or write such  options  unless
                       and until,  in the opinion of the  Advisor,  the market
                       for them has developed  sufficiently to ensure that the
                       risks in  connection  with such options are not greater
                       than  the  risks  in  connection  with  the  underlying
                       currency,  there  can be no  assurance  that  a  liquid
                       secondary market will exist for a particular  option at
                       any  specific  time.  In  addition,  options on foreign
                       currencies  are  affected  by most of the same  factors
                       that influence  foreign  exchange rates and investments
                       generally.

                       The value of a foreign  currency  option  depends  upon
                       the value of the  underlying  currency  relative to the
                       U.S. dollar.  As a  result,  the  price  of the  option
                       position  may vary with  changes in the value of either
                       or both  currencies and may have no relationship to the
                       investment  merits  of  a  foreign  security.   Because
                       foreign   currency   transactions   occurring   in  the
                       interbank market involve  substantially  larger amounts
                       than those that may be  involved  in the use of foreign
                       currency  options,  investors may be  disadvantaged  by
                       having  to  deal  in  an  odd  lot  market   (generally
                       consisting  of  transactions  of less than  $1 million)
                       for the  underlying  foreign  currencies at prices that
                       are less favorable than for round lots.

                       There  is  no   systematic   reporting   of  last  sale
                       information  for foreign  currencies or any  regulatory
                       requirement that quotations  available  through dealers
                       or other market  sources be firm or revised on a timely
                       basis.  Available  quotation  information  is generally
                       representative  of  very  large   transactions  in  the
                       interbank  market and thus may not  reflect  relatively
                       smaller   transactions   (i.e., less  than  $1 million)
                       where  rates  may  be  less  favorable.  The  interbank
                       market   in   foreign    currencies    is   a   global,
                       around-the-clock   market.   To  the  extent  that  the
                       U.S. option  markets  are closed  while the markets for
                       the  underlying  currencies  remain  open,  significant
                       price  and  rate   movements  may  take  place  in  the
                       underlying  markets  that  cannot be  reflected  in the
                       options markets until they reopen.

                       Risk  Characteristics  of Options and Futures.  Options
                       and  futures   transactions   can  be  highly  volatile
                       investments.  Successful hedging strategies require the
                       anticipation of future movements in securities  prices,
                       interest rates and other economic factors.  When a fund
                       uses futures  contracts and options as hedging devices,
                       the prices of the  securities  subject  to the  futures
                       contracts  and  options  may  not  correlate  with  the
                       prices  of the  securities  in a  portfolio.  This  may
                       cause  the  futures  and  options  to react  to  market
                       changes  differently  than  the  portfolio  securities.
                       Even if  expectations  about the  market  and  economic
                       factors are correct,  a hedge could be  unsuccessful if
                       changes  in the value of the  portfolio  securities  do
                       not  correspond  to changes in the value of the futures
                       contracts.  The  ability  to  establish  and  close out
                       futures  contracts  and  options on  futures  contracts
                       positions  depends on the  availability  of a secondary
                       market.  If these positions cannot be closed out due to
                       disruptions in the market or lack of liquidity,  losses
                       may be  sustained  on the futures  contract  or option.
                       Special tax rules apply to options and futures.

                       Special Risks  Associated with Foreign Currency Futures
                       Contracts  and Related  Options.  Buyers and sellers of
                       foreign currency  futures  contracts are subject to the
                       same risks that apply to the use of futures  generally.
                       In addition,  there are risks  associated  with foreign
                       currency  futures  contracts and their use as a hedging
                       device  similar  to those  associated  with  options on
                       foreign currencies, as described above.

                       Options  on  foreign  currency  futures  contracts  may
                       involve certain  additional risks,  including  taxation
                       risks.  Trading  options  on foreign  currency  futures
                       contracts is  relatively  new. The ability to establish
                       and close out  positions  on such options is subject to
                       the  maintenance  of  a  liquid  secondary  market.  To
                       reduce this risk,  the Fund will not  purchase or write
                       options on foreign  currency  futures  contracts unless
                       and until,  in the opinion of the  Advisor,  the market
                       for such options has  developed  sufficiently  that the
                       risks in  connection  with such options are not greater
                       than the risks in connection  with  transactions in the
                       underlying    foreign   currency   futures   contracts.
                       Compared to the  purchase  or sale of foreign  currency
                       futures contracts,  the purchase of call or put options
                       on futures  contracts  involves less  potential risk to
                       the Fund  because  the  maximum  amount  at risk is the
                       premium paid for the option (plus  transaction  costs).
                       However,  there may be circumstances  when the purchase
                       of a call or put  option  on a futures  contract  would
                       result  in a loss of up to the  amount  of the  premium
                       paid for the option,  such as when there is no movement
                       in the  price of the  underlying  currency  or  futures
                       contract.

                       Preferred  Securities Risk. In addition to credit risk,
                       investment  in  preferred   securities  carries  risks,
                       including  deferral  risk,   redemption  risk,  limited
                       voting  rights,  risk  of  subordination,  and  lack of
                       liquidity.    Fully   taxable   or   hybrid   preferred
                       securities  typically contain  provisions that allow an
                       issuer, at its discretion,  to defer  distributions for
                       up to 20 consecutive  quarters.  Traditional preferreds
                       also  contain  provisions  that allow an issuer,  under
                       certain    conditions   to   skip   (in the   case   of
                       "noncumulative  preferreds")  or defer  (in the case of
                       "cumulative  preferreds"),  dividend  payments.  If the
                       Fund owns a preferred  security  that is deferring  its
                       distributions,  the  Fund  may be  required  to  report
                       income for tax purposes  while it is not  receiving any
                       distributions.  Preferred  securities typically contain
                       provisions  that allow for  redemption  in the event of
                       tax  or  security  law  changes  in  addition  to  call
                       features at the option of the  issuer.  In the event of
                       a redemption,  the Fund may not be able to reinvest the
                       proceeds  at  comparable  rates  of  return.  Preferred
                       securities  typically do not provide any voting rights,
                       except in cases when  dividends are in arrears beyond a
                       certain time period,  which varies by issue.  Preferred
                       securities  are  subordinated  to bonds and other  debt
                       instruments in a company's  capital  structure in terms
                       of  priority  to  corporate   income  and   liquidation
                       payments,  and  therefore  will be  subject  to greater
                       credit  risk than  those  debt  instruments.  Preferred
                       securities may be  substantially  less liquid than many
                       other securities,  such as U.S. government  securities,
                       corporate  debt  or  common stocks.  Dividends  paid on
                       preferred  securities  may not  qualify for the reduced
                       federal  income  tax  rates   applicable  to  qualified
                       dividends under the Code.

                       Interest  Rate  Risk.  Interest  rate  risk is the risk
                       that  preferred  stocks paying fixed dividend rates and
                       fixed-rate   debt  securities  will  decline  in  value
                       because  of  changes  in market  interest  rates.  When
                       interest   rates  rise,   the  market   value  of  such
                       securities  generally will fall. The Fund's  investment
                       in  preferred  stocks and  fixed-rate  debt  securities
                       means that the net asset  value and price of the common
                       shares  may  decline  if market  interest  rates  rise.
                       Interest  rates are  currently low relative to historic
                       levels.  During periods of declining interest rates, an
                       issuer   of   preferred   stock  or   fixed-rate   debt
                       securities   may   exercise   its   option   to  redeem
                       securities  prior  to  maturity,  forcing  the  Fund to
                       reinvest in lower  yielding  securities.  This is known
                       as call risk.  During periods of rising interest rates,
                       the average life of certain types of securities  may be
                       extended  because  of slower  than  expected  payments.
                       This may lock in a below  market  yield,  increase  the
                       security's  duration,  and  reduce  the  value  of  the
                       security.  This is known as extension  risk.  The value
                       of the  Fund's  common  stock  investments  may also be
                       influenced by changes in interest rates.

                       Duration  Risk.  Duration is a measure of the  expected
                       life of a fixed income  security  that was developed as
                       a  more   precise   alternative   to  the   concept  of
                       term-to-maturity.   Duration   incorporates   a  bond's
                       yield,  coupon  interest  payments,  final maturity and
                       call  features  into one  measure.  The  duration  of a
                       fixed income  security is a measure of the  portfolio's
                       sensitivity  to changes in  interest  rates.  Prices of
                       fixed   income   securities   with   longer   effective
                       maturities  are more sensitive to interest rate changes
                       than  those  with  shorter  effective  maturities.   As
                       nominal  interest rates rise, the value of fixed income
                       securities held by the Fund is likely to decrease.

                       Convertible   Securities   Risk.   The   value   of   a
                       convertible  security is a function of its  "investment
                       value"  (determined by its yield in comparison with the
                       yields of other  securities of comparable  maturity and
                       quality  that do not have a conversion  privilege)  and
                       its  "conversion  value"   (the security's   worth,  at
                       market value,  if converted into the underlying  common
                       stock). The investment value of a convertible  security
                       is  influenced  by  changes  in  interest  rates,  with
                       investment  value  declining as interest rates increase
                       and increasing as interest  rates  decline.  The credit
                       standing of the issuer and other  factors may also have
                       an  effect  on the  convertible  security's  investment
                       value. The conversion  value of a convertible  security
                       is  determined  by the market  price of the  underlying
                       common stock.  If the conversion  value is low relative
                       to the investment  value,  the price of the convertible
                       security  is  governed  principally  by its  investment
                       value.  Generally,  the conversion  value  decreases as
                       the convertible  security approaches  maturity.  To the
                       extent the market price of the underlying  common stock
                       approaches or exceeds the conversion  price,  the price
                       of  the  convertible   security  will  be  increasingly
                       influenced  by  its  conversion  value.  A  convertible
                       security  generally  will  sell at a  premium  over its
                       conversion  value  by the  extent  to  which  investors
                       place  value on the  right to  acquire  the  underlying
                       common stock while holding a fixed income security.

                       A convertible  security may be subject to redemption at
                       the option of the issuer at a price  established in the
                       convertible  security's  governing  instrument.   If  a
                       convertible  security  held by the Fund is  called  for
                       redemption,  the Fund will be  required  to permit  the
                       issuer  to redeem  the  security,  convert  it into the
                       underlying  common  stock or sell it to a third  party.
                       Any of these  actions  could have an adverse  effect on
                       the   Fund's   ability  to   achieve   its   investment
                       objectives.

                       Illiquid  Securities  Risk.  Restricted  securities and
                       other  illiquid  investments  of the Fund  involve  the
                       risk  that the  securities  will not be able to be sold
                       at  the  time  desired  by  the  Advisor  or at  prices
                       approximating  the value at which the Fund is  carrying
                       the securities.  Where registration is required to sell
                       a  security,  the Fund may be  obligated  to pay all or
                       part of the registration  expenses,  and a considerable
                       period may elapse  between the decision to sell and the
                       time  the  Fund  may be  permitted  to sell a  security
                       under an effective registration  statement.  If, during
                       such  a  period,  adverse  market  conditions  were  to
                       develop,  the Fund might obtain a less favorable  price
                       than  prevailed  when it  decided  to sell.  Restricted
                       securities   for  which  no  market  exists  and  other
                       illiquid  investments  are  valued  at  fair  value  as
                       determined in accordance with  procedures  approved and
                       periodically reviewed by the Trustees of the Fund.

                       Inflation  Risk.  Inflation  risk is the risk  that the
                       purchasing  power of assets or income from  investments
                       will  be  worth  less  in  the   future  as   inflation
                       decreases the value of money.  As inflation  increases,
                       the real value of the common  shares and  distributions
                       thereon can decline.  In  addition,  during any periods
                       of rising  inflation,  dividend  rates of any preferred
                       shares of the Fund would likely  increase,  which would
                       tend to further reduce returns to common shareholders.
                       Securities   Lending  Risk.   The  Fund  may  lend  its
                       portfolio  securities  to banks or  dealers  which meet
                       the  creditworthiness   standards  established  by  the
                       Board of  Trustees of the Fund.  Securities  lending is
                       subject to the risk that loaned  securities  may not be
                       available  to the Fund on a timely  basis  and the Fund
                       may,  therefore,  lose  the  opportunity  to  sell  the
                       securities  at a  desirable  price.  Any  loss  in  the
                       market  price of  securities  loaned  by the Fund  that
                       occurs  during  the term of the loan  would be borne by
                       the  Fund  and  would   adversely   affect  the  Fund's
                       performance.  Also, there may be delays in recovery, or
                       no  recovery,  of  securities  loaned or even a loss of
                       rights in the  collateral  should the  borrower  of the
                       securities   fail   financially   while   the  loan  is
                       outstanding.  The Fund's entry into securities  lending
                       transactions  may cause the  replacement  income earned
                       on  the  loaned  securities  to  fall  outside  of  the
                       definition   of   qualified   dividend   income.   This
                       replacement  income  generally will not be eligible for
                       reduced federal income tax rates under the Code.

                       Market   Disruption   and   Geopolitical    Risk.   The
                       aftermath  of  the  war  in  Iraq  and  the  continuing
                       occupation  of Iraq,  instability  in the Middle  East,
                       and  terrorist  attacks in the United States and around
                       the world may result in market  volatility and may have
                       long-term  effects on the United  States and  worldwide
                       financial   markets  and  may  cause  further  economic
                       uncertainties  in the United States and worldwide.  The
                       Fund  does not know  how  long the  securities  markets
                       will  continue  to be  affected  by  these  events  and
                       cannot   predict  the  effects  of  the  occupation  or
                       similar  events in the future on the U.S.  economy  and
                       securities markets.
                       Anti-Takeover  Provisions.  The  Fund's  Agreement  and
                       Declaration  of Trust  includes  provisions  that could
                       limit the  ability  of other  entities  or  persons  to
                       acquire  control  of the  Fund or  convert  the Fund to
                       open-end  status.  These  provisions  could deprive the
                       holders  of  common  shares  of  opportunities  to sell
                       their common  shares at a premium over the then current
                       market  price  of the  common  shares  or at net  asset
                       value.

                       Given the risks  described  above, an investment in the
                       common   shares   may  not  be   appropriate   for  all
                       investors.  You should carefully  consider your ability
                       to assume these risks before  making an  investment  in
                       the Fund.

                            SUMMARY OF FUND EXPENSES

     The  following  table  shows Fund  expenses as a  percentage  of net assets attributable to common shares assuming the Fund [issues preferred stock equal to
50% of the Fund's total assets after such issuance or utilizes  borrowings equal to 33?% of the Fund's total assets after such borrowing]:

Shareholder Transaction Expenses
   Sales load paid by you (as a percentage
   of offering price).......................................      [_____]%
   Offering expenses borne by the Fund (as a percentage
   of offering price) (1)...................................      [_____]%

   Dividend reinvestment plan fees (2)......................     None

                                                                 Percentage of
                                                                   Net Assets
                                                                  Attributable
                                                                       to
                                                                 Common Shares
                                                                 (Assuming the
                                                                     Use of
                                                                   Leverage)
Annual Expenses
   Management Fees (3)......................................     [______]%
   Administration Fees (4)..................................     [______]%
   Interest Payments on Borrowed Funds (5)..................     [______]%
   Other Expenses (6).......................................     [______]%
   Acquired Fund Fees and Expenses (7)......................     [______]%
   Total Annual Expenses....................................     [______]%

---------------------------------------

(1)  DMC has agreed to pay offering costs,  and not  organization  costs, of the
     Fund  (other  than  the  sales  load)  that,   when  added  to  the  Fund's
     organizational  costs,  exceed  $[___] per  common  share  ([____]%  of the offering  price).  Assuming an offering of  [_________]  common  shares for
     $[________],  the total  offering  costs are estimated to be  $[_________],
     $[________]  of which will be borne by the Fund (after  taking into account organizational costs) and $[________] of which will be paid by the Advisor.
     [The costs borne by the Fund may include a reimbursement  of DMC's expenses incurred  in  connection  with  this  offering.]  [To the  extent  the Fund utilizes  leverage in the form of  borrowings,  the  estimated  expenses of establishing the borrowings are $[___].

(2)  You will be charged a $[_____] service charge and pay brokerage  charges if you direct the Plan Agent (as  defined  below) to sell your  common  shares held in a dividend reinvestment account.

(3)  The  investment  management  agreement  between  the Fund  and the  Advisor obligates the Fund to pay the Advisor an annual  investment  management fee equal to [1.00]%  of the  average  daily  total  assets of the Fund.  Total assets  include  assets  purchased  with borrowed  amounts from proceeds of preferred  shares and  borrowings,  commonly  referred to as leverage.  For purposes of this table,  it is assumed that the Fund has utilized  leverage in the form of [the issuance of preferred  shares in an aggregate amount of
     50% of its total assets and/or borrowings in an aggregate amount of 33?% of its total assets].  Assuming no borrowing or issuance of preferred  shares, the Fund's expenses would be as set forth in footnote 5 below.

(4)  The Administration Agreement between the Fund and DSC obligates the Fund to pay DSC an administration  fee of [__]% of the Fund's average daily managed assets for  providing  administration  and  accounting  to the Fund.  Total assets  include  assets  purchased  with  borrowed  amounts  from  [issuing preferred  shares and  borrowing],  commonly  referred to as leverage.  For purposes of this table,  it is assumed that the Fund has utilized  leverage in the form of [the issuance of preferred  shares in an aggregate amount of
     50% of its total assets and borrowing in an aggregate amount of 33?% of its total assets].  Assuming no borrowing or issuance of preferred shares,  the
     Fund's expenses would be as set forth in footnote 5 below.

(5)  Assumes  the Fund (i)  utilizes  leverage  in the form of [the  issuance of preferred  stock in an  aggregate  amount  equal to 50% of the Fund's total assets or  borrowings  in an  aggregate  amount equal to 33?% of the Fund's total assets] and (ii) the annual  interest rate on the amount  borrowed is
     [___]%.  However,  assuming the Fund has not utilized any such leverage the
     Fund's   estimated   annual   expenses  (as  a  percentage  of  net  assets
     attributable to common shares) would be:

Annual Expenses (as a percentage of net assets attributable to Common Shares)
   Management Fees...................................................  [______]%
   Administration Fees...............................................  [______]%
   Interest Payments on Borrowed Funds...............................   None
   Other Expenses....................................................  [______]%
   Acquired Fund Fees and Expenses...................................  [______]%
   Total Annual Expenses.............................................  [______]%

(6)  "Other  Expenses" are based on estimated  amounts for the Fund's first full year of operations.

(7)  "Acquired  Fund Fees and  Expenses"  are based on estimated  amounts of the
     Fund's  fees  and  expenses  related  to the  Fund's  investment  in  other investment companies during its first full year of operations.

     The  purpose  of the  table  above  and the  example  below  is to help you understand all fees and expenses that you, as a holder of common  shares,  would bear  directly or  indirectly.  The  expenses  shown in the table  under  "Other
Expenses"  and "Total Annual  Expenses"  are based on estimated  amounts for the
Fund's  first  full  year  of  operations   and  assume  that  the  Fund  issues
[__________]  common shares.  If the Fund issues fewer common shares,  all other things being equal,  these  expenses,  as a percentage  of the Fund's net assets attributable to common shares, would increase.  See "Management of the Fund" and
"Dividend Reinvestment Plan."

           Example*       1 Year          3 Years        5 Years        10 Years

You would pay the following  expenses on a $1,000 investment in common shares,  assuming (1) offering expenses of $[___],
(2) a sales load of $[___], (3) expenses of leverage [in the form of issuing  preferred  shares or borrowings] of $[___],
(4) annual expenses of [___]% of net assets  attributable to common  shares  [which  assumes  the Fund's use of  leverage through the issuance of preferred  shares in an amount equal to 50% of the Fund's total assets  and/or  borrowings  in an aggregate  amount  equal to 33?% of the Fund's  total assets and an annual  interest rate on the  borrowings of [____]%], and (5) a 5% annual return on net assets:

                          $[____]         $[____]        $[____]        $[____]

---------------------------------------

*    The example should not be considered a  representation  of future expenses.
     The example  assumes that the estimated  "Other  Expenses" set forth in the
     Annual   Expenses   table  are   accurate,   and  that  all  dividends  and
     distributions  are  reinvested at net asset value.  Actual  expenses may be greater or less than those  assumed.  Moreover,  the Fund's  actual rate of return may be greater or less than the  hypothetical 5% return shown in the example.

                                    THE FUND

     The  Fund  is  a  newly-organized,   diversified,   closed-end   management
investment  company  registered  under the 1940 Act. The Fund was organized as a
Delaware statutory trust on [______________], 2007, pursuant to an Agreement and
Declaration of Trust governed by the laws of the State of Delaware. The Fund has no  operating  history.  The Fund's  principal  office is located at 2005 Market
Street,  Philadelphia,  Pennsylvania  19103,  and its telephone  number is (800)
523-1918.

                                 USE OF PROCEEDS

     The net proceeds of this  offering of common  shares will be  approximately
$[___] ($[___] if the underwriters  exercise the  overallotment  option in full)
after  payment of the  estimated  offering  costs and the deduction of the sales load. The Fund will invest the net proceeds of this offering in accordance  with the Fund's  investment  objectives  and  policies as stated  below.  The Advisor currently  anticipates  that the Fund will be fully invested in securities  that meet the Fund's  investment  objectives and policies  within  approximately  one month after the completion of this offering. It is anticipated that certain Fund proceeds will be invested in short-term debt securities  prior to being invested otherwise pursuant to the Fund's investment objectives and policies.

                             THE FUND'S INVESTMENTS

Investment Objectives and Policies

     The Fund's primary investment  objective is to seek current income,  with a secondary objective of capital  appreciation.  The Fund will seek to achieve its objectives  by  focusing  on  broad  diversification  within  its  portfolio  by investing  globally in dividend-paying  or  income-generating  securities across multiple asset classes.  The primary asset classes include equity  securities of large,  well-established  companies,  securities issued by real estate companies
(including  REITs and REOCs),  emerging market equities,  preferred  securities,
debt  securities,   including  high-yield  corporate  bonds,   investment  grade
corporate  bonds,  U.S.  government  securities,  non-U.S.  corporate bonds, and
non-U.S. government securities,  convertible bonds, convertible preferred stock, and emerging market debt securities,  and international currencies.  There is no assurance that the Fund will achieve its investment objectives.

     The  Advisor  will  determine  the  proportion  of the Fund's  assets to be allocated among the various assets classes based on its analysis of economic and
market   conditions   and  its  assessment  of  the  income  and  potential  for appreciation  that can be achieved from  investments in such asset classes.  The percentage of the Fund's assets allocated to the various asset classes described herein will vary  depending on DMC's  assessment  of these  conditions.  The key goals in  allocating  across  these  various  asset  classes  are to  attempt to minimize  the  Fund's  volatility  through  diversification  and to  attempt  to optimize the Fund's ability to generate income.

     The Fund may use leverage  through  issuing  preferred  shares,  commercial paper or other  borrowings.  The Fund may use  leverage  to the  maximum  amount permitted  by the 1940 Act.  Under the 1940  Act,  the Fund may issue  preferred shares  in an  aggregate  amount up to 50% of its total  assets  (including  the amount obtained from leverage) or the Fund may borrow in an aggregate  amount up to 33?% of its total assets  (including the amount obtained from leverage).  The
Fund also may borrow money as a temporary measure for extraordinary or emergency purposes,  including the payment of dividends  and the  settlement of securities transactions,  which  otherwise  might  require  untimely  dispositions  of Fund securities. See "Effects of Leverage."

     The Fund may, from time to time,  take temporary  defensive  positions that are inconsistent with the Fund's principal  investment  strategies in attempting to respond to adverse market,  economic,  political or other conditions.  During such times, the Fund may temporarily  invest up to 100% of its assets in cash or cash equivalents,  including money market  instruments,  prime commercial paper, repurchase  agreements,  Treasury bills and other short-term  obligations of the
U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objectives.

     Generally,  securities  will be  purchased  or sold by the Fund on national securities  exchanges  and in the  over-the-counter  market.  From time to time,
securities  may  be  purchased  or  sold  in  private  transactions,   including
securities that are not publicly traded or that are otherwise illiquid.

     The Advisor may invest the Fund's cash balances in any investments it deems appropriate,  including, without limitation and as permitted under the 1940 Act, money market  funds,  including  the  Delaware  Cash  Reserve  Fund,  repurchase agreements, U.S. Treasury and U.S. agency securities,  municipal bonds, and bank accounts.  Any income earned from such  investments is ordinarily  reinvested by the Fund in accordance with its investment  program.  Many of the considerations
entering  into  the  Advisor's   recommendations  and  the  portfolio  managers'
decisions are subjective.

Investment Strategy

Overall Philosophy

     The Fund may invest in a variety of  dividend-paying  or  income-generating securities.  Not all  investments,  however,  are  required to pay  dividends or interest.  Under normal market conditions,  the Fund will invest at least 80% of its total  assets  in a  combination  of  dividend-paying  or  income-generating securities  across multiple asset classes,  including but not limited to, equity securities  of  large,  well-established  companies;  securities  issued by real
estate  companies   (including  REITs  and  REOCs),  debt  securities  (such  as
government  bonds,   investment  grade  and  high-yield   corporate  bonds,  and
convertible  bonds), and emerging market securities.  In addition,  under normal market  conditions,  the Fund will  invest  at most 60% of its  total  assets in securities of U.S. issuers and at least 40% of its total assets in securities of
non-U.S.  issuers,  unless  market  conditions  are not deemed  favorable by the
Advisor, in which case the Fund would invest at least 30% of its total assets in the securities of non-U.S. issuers. The Fund may not invest more than 25% of the
Fund's  total  assets in any one  industry  nor,  as to 75% of the Fund's  total assets,  will more than 5% be invested in the  securities of any one issuer.  In addition, the Advisor will use a combination of dividend capture trading, option overwriting,  and  realization of gains on the sale of securities to enhance the sustainability of the income stream.

     The  Advisor's  strategy  to income  generating  investing  is based on the primary  attribute of seeking a sustainable  and recurring  income stream,  with capital appreciation as a secondary  objective.  This investment approach should provide diversification,  low sector correlation,  low interest rate sensitivity and downside protection, which over the long-term should result in an attractive risk adjusted return. The Advisor believes that seeking income on a global basis can provide  investors with  opportunities  not available in the U.S. equity and debt  markets.  For  example,  recently  many  countries,  including  the United
Kingdom, France, Canada, Australia,  Japan, Singapore, and Hong Kong and several others,  have enacted REIT or similar  legislation  that has created real estate companies which are required to pay out a significant  portion of their earnings in dividends.

     Total  return from an equity  investment  is derived  from two  components, income and capital  appreciation.  From the end of 1929 through 2006, the income component has represented  approximately one-half of the total investment return in the U.S. equity market. Within that period, returns from the income component of total return have tended to be, over the long-term,  more stable than returns from capital  appreciation.  As an example,  as shown in the chart below,  while returns from the  securities  comprising  the Standard & Poor's  500(R)Composite
Index ("S&P 500(R)") since 1929 due to the income  component have varied from 1%
to 10%,  annual  returns  from capital  appreciation  have varied from -47.1% to
45.00%.  In  addition,  the past two  decades  of the 1980s  and 1990s  provided investors  with average annual  returns from capital  appreciation  of 12.6% and
15.3%, respectively, well above the long-term average annual return from capital appreciation of 5.6% from the end of 1929 to 2006. The Advisor believes that the following  decade of the 2000s (average annual return from capital  appreciation of -0.5% from 2000 to 2006) has begun a prolonged  environment  of lower returns in which the income  component of total return will provide a more equal portion of total return in the future.  Historically,  income  provided 43% of the total return  component  from 1929 to 2006.  During  the 1980s and  1990s,  the income component provided only 29% and 16% of the total return component, respectively.
Thus, the Advisor believes that the income component of total return will revert to the historical mean of 43% of the total return component. A strategy borne of current  income  will  provide  better risk  adjusted  returns due to the income component being a larger determinant of total return.(1)

     The Advisor  believes  that many  foreign  equity  markets  have  exhibited properties  similar to those  described  for the U.S.  equity  market above with respect to the income  component of total return.  Although the supporting  data
for  international   markets  as  represented  by  the  Morgan  Stanley  Capital
International  Europe,   Australasia,   and  Far  East  Index  (the  "MSCI  EAFE
Index(R)"), a benchmark that measures international equity performance, does not provide as much history as the S&P 500(R), the trend of income return becoming a more dominant component of total return is similar in direction. During the time period measured from the end of 1969 to 2006,  returns from the income component of total return have tended to be, over the long-term,  more stable than returns from  capital  appreciation.  As an  example,  while  returns  from  the  income component of the  securities  comprising the MSCI EAFE Index(R) since the end of
1969 have varied from 1% to 4.2%, annual returns from capital  appreciation have varied from -25.6% to 66.8%. In addition,  the past two decades of the 1980s and
1990s,  the income  component  represented  only 11% and 24% of the total return component,  respectively. The Advisor believes the following decade of the 2000s has begun a trend similar to the United States whereby the average annual return from  income  has been  46% of the  total  return  component  of the  MSCI  EAFE
Index(R)from  2000 through 2006.  Similar to returns in the United  States,  the
Advisor  believes a strategy  of seeking  current  and  sustainable  income will provide better risk adjusted  returns due to the income component being a larger determinant of total return.(2)

(1)  Source of data for this paragraph is Ibbotson Associates and Bloomberg.

(2)  Source  of  data  for  this  paragraph  is  MSCI/BARRA,  FACTSET,  Delaware
     Investments.

                  S&P 500 Return by Decade - Annualized Return

[BAR CHART OMITTED]

Decade Ending           Capital Appreciation             Income
-------------           --------------------             ------

1930's                          -5.3%                     5.2%
1940's                           3.0%                     6.1%
1950's                          13.6%                     5.8%
1960's                           4.4%                     3.4%
1970's                           1.6%                     4.3%
1980's                          12.6%                     5.0%
1990's                          15.3%                     2.9%
2000 - 2006                     -0.5%                     1.6%

Source: Ibbotson Associates, Bloomberg and Delaware Investments

              MSCI EAFE Index Return by Decade - Annualized Return

[BAR CHART OMITTED]

Decade Ending           Capital Appreciation             Income
-------------           --------------------             ------

1970's                           5.8%                     3.0%
1980's                          19.5%                     2.4%
1990's                           5.3%                     1.7%
2000 - 2006                      2.4%                     2.1%

Source: MSCI/BARRA, FACTSET and Delaware Investments

Multi-Asset Classes

     The Fund will primarily invest in the following asset classes to attempt to achieve  broad  diversification  of income and capital  appreciation  within its portfolio.  It may not,  however,  be invested in all these asset classes at any given time.

     U.S.  Equities.  The Advisor  researches  individual  companies and analyze economic  and market  conditions,  seeking to identify the  securities  that the
Advisor  believes are the best  investments  for the Fund.  The Advisor  takes a disciplined  approach to investing,  combining  investment  strategies  and risk management techniques that the Advisor believes can help shareholders meet their
goals.  The  Fund  invests  primarily  in  securities  of   large-capitalization
companies  that  the  Advisor  believes  have  long-term  capital   appreciation
potential.  The  Advisor  follows  a  value-oriented  investment  philosophy  in selecting stocks for the Fund using a research-intensive approach that considers factors such as:

     o    a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company;

     o    favorable earnings growth prospects;

     o    expected above-average return on equity and dividend yield;

     o    the financial condition of the issuer; and

     o    various qualitative factors.

     The  Advisor  may sell a security  if the  Advisor no longer  believes  the security will  contribute to meeting the  investment  objectives of the Fund. In considering  whether to sell a security,  the Advisor may evaluate,  among other things, the conditions of the U.S. economy,  the condition of foreign economies, meaningful  changes in the  issuer's  financial  condition,  and  changes in the condition and outlook in the issuer's industry sector.

     Securities  Issued  by Real  Estate  Companies.  The  Fund  may  invest  in securities  that  represent  a variety of  different  sectors in the real estate industry, including REITs and REOCs. The Advisor researches individual companies and analyzes economic and market conditions,  seeking to identify the securities or market  sectors  that the  Advisor  believes  are the best global real estate investments for the Fund. The Advisor takes a disciplined approach to investing, combining  investment  strategies and risk  management  techniques that can help shareholders  meet their goals. The Advisor strives to achieve maximum long-term total return through a combination  of current income and capital  appreciation.
The Fund will invest among companies in various regions and countries throughout the world, including the United States and developed,  developing,  and emerging market  non-U.S.  countries.  The Fund's global real estate  investments  may at times have a significant  investment in real estate companies,  including REITs,
REIT-equivalents,  and REOCs,  organized or located within or outside the United
States.  See "Global  Real  Estate  Investment  Trusts" and "Global  Real Estate
Industry  Operating  Companies." Under certain market  conditions,  the Fund may shift more of its investments to U.S. real estate companies. The Fund may invest in securities issued in any currency and may hold foreign currency.

     The  Advisor's  global real estate  investment  strategy is based on both a top-down and a bottom-up  assessment of countries and specific  markets.  From a top-down  perspective,  the Advisor considers each region's  economy,  including current economic conditions,  interest rates, job growth, and capital flows. The
Advisor's  bottom-up analysis is based on a relative valuation  methodology that is focused on both real  estate  valuations  and  security-level  research  with disciplined portfolio management.  Real estate factors that are important to the
Advisor's analysis would be supply/demand, vacancy rates, and rental growth in a particular market. This market-by-market research is coupled with an overview of a  company's  financials,  cash flow,  dividend  growth  rates,  and  management strategy. In addition,  the Advisor considers selling a security based generally on the following  disciplines:  a security reaching the Advisor's targeted price ranges; relative pricing of a security versus other investment opportunities; or
a negative change in how the Advisor views a security's fundamentals.

     International  Equities. The Advisor's investment strategy in international equities  seeks  long-term  growth  without  undue risk to  principal.  The Fund invests  primarily in equity  securities,  including  common or ordinary stocks, which  provide the potential for capital  appreciation.  The Advisor's  strategy would commonly be described as a value strategy. That is, the Advisor strives to purchase stocks that the Advisor believes have a greater value than the price at which the stock is purchased.

     In selecting  foreign  stocks,  the  Advisor's  philosophy  is based on the concept that adversity creates  opportunity and that transitory  problems can be overcome by well-managed  companies.  The Advisor uses an approach that combines
quantitative,   valuation-based  screening  at  the  early  stages  followed  by comprehensive company and industry specific research. The philosophy and process are based on the concept that valuation screens serve solely as a starting point in the creation of a portfolio of undervalued stocks because accounting measures only  approximate  the intrinsic value of any company.  The investment  universe
segmentation   prioritizes  research  and  the  Advisor's  bottom-up  contrarian investment style seeks to identify mispriced securities.

     The Fund may  purchase  securities  in any foreign  country,  developed  or emerging  markets;  however,  the Advisor  currently  anticipates  investing  in
Australia,  Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece,
Hong Kong,  Ireland,  Italy,  Japan, Korea,  Mexico,  Netherlands,  New Zealand,
Norway, Portugal, Singapore, Spain, Sweden, Switzerland,  Taiwan, and the United
Kingdom.  While  this is a  representative  list,  the Fund may also  invest  in countries not listed here.

     The Fund's portfolio  management team generally maintains a long-term focus in the Fund,  seeking companies that it believes will perform well over the next three to five years.

     Emerging Market  Equities.  The Advisor's  emerging  markets strategy seeks long-term  capital  appreciation  and the Fund may  invest  in a broad  range of emerging market equity  securities,  including  common or ordinary  stocks.  The
Advisor's  primary emphasis will be on the stocks of companies  considered to be from an emerging market country.

     The Advisor  considers an "emerging  market country" to be any country that is:

     o    generally  recognized to be an emerging or  developing  country by the international  financial  community,  including the World Bank and the
          International Finance Corporation;

     o    classified by the United Nations as developing; or

     o    included in the  International  Finance  Corporation Free Index or the
          Morgan Stanley Capital International Emerging Markets Index.

     Developing or emerging  countries  include almost every nation in the world except the United  States,  Canada,  Japan,  Australia,  New  Zealand,  and most nations located in Western and Northern  Europe.  A  representative  list of the countries where the Fund's  portfolio  manager may invest  includes:  Argentina,
Brazil, Chile, China, Croatia, Czech Republic,  Egypt, Estonia,  Hungary, India,
Indonesia,  Israel, Malaysia, Mexico, Panama, Poland, Republic of Korea, Russia,
South  Africa,  Taiwan,  and Thailand.  The Fund may invest in other  countries, particularly as markets in other emerging countries develop.

     In  deciding  whether a company is from an  emerging  market  country,  the
Advisor will evaluate  publicly  available  information and question  individual companies to determine if the company meets one of the following criteria:

     o    the  principal  trading  market for the  company's  securities is in a country that is emerging;

     o    the company is organized  under the laws of an emerging market country and has a principal office in an emerging market country; or

     o    the  company  derives a majority  of its  income  from  operations  in emerging market  countries,  even though the company's  securities are traded in an  established  market or in a combination  of emerging and established markets.

     Convertible  Securities.  The Fund may invest  without limit in convertible securities,  another  category of income  generating  equity  securities.  These securities may be of any credit quality,  including those rated below investment grade by a nationally  recognized  statistical rating organization  ("NRSRO") or those that are unrated but deemed equivalent to  non-investment  grade. The Fund principally  invests  in  convertible  securities  that offer  favorable  upside participation and downside protection relative to the underlying equity security that it is linked to. The Advisor primarily utilizes  convertible  securities to invest in  sectors  or  industries  of the  market  which the  Advisor  believes represent attractive investment opportunities but do not offer attractive yields
or  diversification   through   traditional  equity  or  debt  securities.   The
convertible  structure  enables  the Advisor to gain this  exposure  while still realizing income returns and minimizing volatility.

     U.S. Investment Grade Fixed Income. In managing the Fund's assets allocated to the  investment-grade  sector,  the  Fund  will  invest  principally  in debt obligations  issued  or  guaranteed  by the U.S.  Government,  its  agencies  or instrumentalities,  and by U.S. corporations.  The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of U.S. companies.  The U.S. Government  securities in which the Fund may invest include a variety of securities  that are issued or guaranteed as to the payment of principal  and interest by the U.S.  Government,  and by various  agencies or
instrumentalities   which  have  been  established  or  sponsored  by  the  U.S.
Government.  The  investment-grade  sector  of the  Fund's  assets  may  also be invested  in  mortgage-backed  securities  issued  or  guaranteed  by  the  U.S.
Government,  its  agencies,  or  instrumentalities  or by  government  sponsored corporations.  Other mortgage-backed securities in which the Fund may invest are
issued  by  certain  private,   non-government  entities.   Subject  to  quality
limitations,  the Fund may also invest in securities  which are backed by assets such as  receivables  on home equity and credit card loans,  automobile,  mobile home,  recreational  vehicle and other loans,  wholesale dealer floor plans, and leases.

     Securities purchased by the Fund within this sector will be rated in one of the four highest rating  categories by an NRSRO, such as those rated AAA, AA, A, and BBB by the Standard & Poor's Ratings Group ("S&P") or Fitch, Inc.  ("Fitch")
or Aaa, Aa, A, and Baa by Moody's Investors Service, Inc.  ("Moody's"),  or will be unrated securities that the Advisor determines are of comparable quality.

     U.S.  High Yield  Fixed  Income.  The Fund will  invest its assets that are allocated to the domestic high yield sector primarily in those securities having a liberal and  consistent  yield and those  tending to reduce the risk of market fluctuations.  The Fund may  invest  in  domestic  corporate  debt  obligations, including notes, which may be convertible or non-convertible,  commercial paper, units  consisting  of  bonds  with  stock or  warrants  to buy  stock  attached,
debentures,   convertible   debentures,   zero  coupon  bonds,  and  pay-in-kind
securities ("PIKs").

     The Fund will invest in both rated and unrated bonds.  The rated bonds that the Fund may purchase in this sector will  generally be rated BB or lower by S&P or Fitch, Ba or lower by Moody's,  or similarly rated by another NRSRO.  Unrated bonds may be more speculative in nature than rated bonds.

     International  Developed Markets Fixed Income. The international  developed markets  fixed income  sector  invests  primarily in fixed income  securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in international  developed  markets.  These fixed income securities  may include  foreign  government  securities,  debt  obligations  of
foreign  companies,   and  securities  issued  by  supranational   entities.   A
supranational  entity is an entity  established or financially  supported by the national  governments  of one or more  countries  to promote  reconstruction  or development.  Examples of  supranational  entities  include,  among others,  the
International  Bank for  Reconstruction  and Development (more commonly known as the "World Bank"),  the European  Economic  Community,  the European  Investment
Bank,  the   Inter-Development   Bank,  and  the  Asian  Development  Bank.  The
international  developed  markets  sector  will be  subject  to  certain  risks, including,  but not limited to, the risk that securities  within this sector may be adversely  affected by political  instability,  changes in currency  exchange rates,  foreign  economic  conditions,  or inadequate  regulatory and accounting standards.

     Emerging Markets Fixed Income. The Fund may purchase  securities of issuers in any foreign  country,  developed and  underdeveloped.  These  investments may include direct  obligations of issuers  located in emerging  markets  countries.
Fixed income  securities in the emerging markets fixed income sector may include foreign  government  securities,  debt  obligations  of foreign  companies,  and securities issued by supranational entities. In addition to the risks associated with investing in all foreign  securities,  emerging-markets  debt is subject to specific risks,  particularly  those that result from emerging markets generally being less stable,  politically and economically,  than developed markets. There is substantially less publicly  available  information about issuers in emerging markets than there is about issuers in developed  markets,  and the  information that is available tends to be of a lesser quality.  Also,  emerging  markets are typically less mature, less liquid, and subject to greater price volatility than are developed markets.

Distribution Enhancement Strategies

     The Advisor will use a  combination  of dividend  capture  trading,  option overwriting,  and  realization of gains on the sale of securities to enhance the sustainability  of the  income  stream.  The  percentage  of the  Fund's  assets invested in these  strategies will vary from time to time based on the Advisor's assessment of economic and market conditions and the potential for income.

     Dividend  Capture.  The Fund's dividend  capture strategy seeks to maximize the level of  dividend  income  that the Fund  receives  by engaging in dividend capture trading and by identifying  special dividend  situations.  In a dividend capture  trade,  the  Fund  sells  a  stock  on or  shortly  after  the  stock's ex-dividend date and uses the sale proceeds to purchase one or more other stocks that are expected to pay dividends before the next dividend payment on the stock being sold. Through this rotation  practice,  the Fund may receive more dividend payments over a given period of time than if it held a single stock.  Receipt of a greater number of dividend  payments  during a given time period could augment the total amount of dividend  income the Fund  receives  over this  period.  For example,  during the course of a single year it may be possible through dividend capture  trading for the Fund to receive  five or more  dividend  payments  with respect to Fund assets  attributable  to dividend  capture  trading where it may only have  received four  quarterly  payments in a hold only  strategy.  Special dividend  situations  may include those where  companies  decide to return large cash balances to shareholders as one-time dividend payments, for instance due to a restructuring or recent strong operating performance.  Other special dividends may arise in a variety of situations. See "Risks-Dividend Strategy Risks."

     Option Overwriting. The Fund may seek to increase its income or may hedge a portion of its portfolio investments through writing (i.e., selling) covered put and call  options.  The Fund will  receive a premium when it writes put and call options,  which  increases the Fund's return on the  underlying  security in the event the option expires  unexercised or is closed out at a profit. The Fund may purchase and write options on securities that are listed on national  securities exchanges  or are traded over the  counter,  although it expects,  under  normal circumstances, to effect such transactions on national securities exchanges. See
"The Fund's Investments-Investment Techniques-Options on Securities."

     Realization  of  Gains  on the Sale of  Securities.  The  Fund  anticipates utilizing  both  short-term  and, to the extent  permitted  by  applicable  law, long-term  capital gains as part of its periodic  distributions to shareholders.
The Fund  realizes a capital gain when it sells a portfolio  security at a price higher than its original  cost.  Only the excess of net realized  capital  gains over prior year capital loss carryovers, if any, are available for distribution.
Over time the Advisor  believes  that portions of the Fund's  securities  should appreciate in value, and consequently, the Fund will be able to realize gains on these  securities.  The Fund will  attempt  to  realize  such  gains in  certain situations to attempt to help keep  distributions  as consistent and sustainable as possible  without  disrupting  the  underlying  investment  philosophy of the
Advisor.  If, however, the Fund realizes capital losses in a year after making a capital  gains  distribution,  the  capital  gains  distribution  may  later  be recharacterized as a return of capital. See "Distributions."

Portfolio of Investments

     Common  Stocks.  The Fund  will  invest  in common  stocks.  Common  stocks represent an ownership  interest in an issuer.  While offering greater potential for long-term  growth,  common stocks are more volatile and more risky than some other forms of  investment.  Common stock  prices  fluctuate  for many  reasons, including  adverse events,  such as an unfavorable  earnings report,  changes in investors'  perceptions  of the financial  condition of an issuer or the general condition of the relevant  stock market,  or when  political or economic  events affecting the issuers occur.  In addition,  common stock prices may be sensitive to  rising  interest  rates as the costs of  capital  rise and  borrowing  costs increase.

     Preferred Stocks.  Preferred stock, like common stock, represents an equity ownership in an issuer. Generally,  preferred stock has a priority of claim over common stock in dividend  payments and upon  liquidation  of the issuer.  Unlike common stock,  preferred  stock does not usually have voting  rights.  Preferred stock in some  instances is  convertible  into common  stock.  Although they are equity securities, preferred stocks have characteristics of both debt and common stock.  Like debt,  their promised income is  contractually  fixed.  Like common stock,  they  do not  have  rights  to  precipitate  bankruptcy  proceedings  or
collection   activities   in  the  event  of  missed   payments.   Other  equity
characteristics are their subordinated position in an issuer's capital structure and that their quality and value are heavily  dependent on the  profitability of the issuer rather than on any legal claims to specific assets or cash flows.

     Distributions  on preferred stock must be declared by the board of trustees and may be subject to deferral,  and thus they may not be automatically payable.
Income  payments on preferred  stocks may be cumulative,  causing  dividends and distributions  to accrue  even if not  declared by the board or  otherwise  made
payable,  or  they  may  be  non-cumulative,   so  that  skipped  dividends  and
distributions do not continue to accrue. There is no assurance that dividends on preferred  stocks in which the Fund invests  will be declared or otherwise  made payable.  The Fund may invest in  non-cumulative  preferred stock,  although the
Advisor would  consider,  among other factors,  their  non-cumulative  nature in making any decision to purchase or sell such securities.

     Shares of preferred  stock have a liquidation  value that generally  equals the  original  purchase  price at the date of  issuance.  The  market  values of preferred stock may be affected by favorable and unfavorable  changes  impacting the issuers'  industries  or sectors,  including  companies in the utilities and financial services sectors, which are prominent issuers of preferred stock. They may also be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and  anticipated  changes or ambiguities in tax laws, such as changes in corporate and individual  income tax rates,  and in the dividends received deduction for corporate taxpayers or the characterization of dividends as tax-advantaged as described herein.

     Because the claim on an issuer's  earnings  represented by preferred  stock may become  onerous when interest rates fall below the rate payable on the stock or for other reasons, the issuer may redeem preferred stock,  generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining  interest rate  environments  in  particular,  the Fund's  holdings of higher  dividend  paying  preferred  stocks may be  reduced  and the Fund may be unable  to  acquire  securities  paying  comparable  rates  with the  redemption proceeds.

     Foreign  Securities.  Under  normal  circumstances,  the Fund  intends  to, although it is not required to,  invest a  significant  portion of its assets in securities of issuers  located in any foreign country (in addition to the United
States), including emerging markets. The Fund will invest in foreign securities, including direct investments in securities of foreign issuers and investments in depository  receipts (such as American,  European and Global Depository Receipts
("ADR," "GDRs," and "EDRs,"  respectively)) that represent indirect interests in securities of foreign  issuers.  The Fund is not limited in the amount of assets it may invest in such foreign  securities.  These investments  involve risks not associated  with  investments  in the  United  States,  including  the  risk  of fluctuations  in  foreign  currency  exchange  rates,  unreliable  and  untimely information  about the issuers and  political  and economic  instability.  These risks could result in the Advisor's  misjudging the value of certain  securities or in a significant loss in the value of those securities.

     The value of foreign  securities is affected by changes in currency  rates, foreign tax laws  (including  withholding  tax),  government  policies  (in this
country  or  abroad),   relations  between  nations  and  trading,   settlement,
custodial,  and other  operational  risks.  In addition,  the costs of investing abroad are generally  higher than in the United States,  and foreign  securities markets may be less  liquid,  more  volatile  and less  subject to  governmental supervision  than markets in the United  States.  As an  alternative  to holding foreign-traded securities, the Fund may invest in dollar-denominated  securities
of   foreign   companies   that  trade  on  U.S.   exchanges   or  in  the  U.S.
over-the-counter market (including depository receipts and exchange-traded funds
("ETFs")).

     Because foreign companies are not subject to uniform  accounting,  auditing and financial  reporting  standards,  practices and  requirements  comparable to those  applicable  to  U.S.  companies,  there  may be less  publicly  available information  about a foreign company than about a domestic  company.  Volume and liquidity in most  foreign  debt  markets is less than in the United  States and securities  of some foreign  companies  are less liquid and more  volatile  than securities of comparable  U.S.  companies.  There is generally  less  government supervision and regulation of securities  exchanges,  broker-dealers  and listed companies than in the United States.  Mail service between the United States and foreign  countries may be slower or less reliable than within the United States, thus  increasing the risk of delayed  settlements of portfolio  transactions  or loss of certificates  for portfolio  securities.  Payment for securities  before delivery  may  be  required.  In  addition,  with  respect  to  certain  foreign countries,  there is the possibility of expropriation or confiscatory  taxation, political or social instability, or diplomatic developments,  which could affect investments  in those  countries.  Moreover,  individual  foreign  economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product,  rate of inflation,  capital  reinvestment,  resource self-sufficiency  and balance of payments position.  Foreign securities markets, while  growing in volume and  sophistication,  are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

     The  Fund may  purchase  ADRs,  EDRs,  and  GDRs,  which  are  certificates evidencing  ownership  of shares of  foreign  issuers  and are  alternatives  to purchasing  directly the underlying foreign securities in their national markets and currencies. However, such depository receipts continue to be subject to many of the risks  associated with investing  directly in foreign  securities.  These risks include foreign  exchange risk as well as the political and economic risks associated with the underlying  issuer's  country.  ADRs,  EDRs, and GDRs may be sponsored  or  unsponsored.  Unsponsored  receipts are  established  without the participation of the issuer.  Unsponsored  receipts may involve higher expenses, they may not pass-through  voting or other shareholder  rights,  and they may be less liquid. Less information is normally available on unsponsored receipts.

     The risks of foreign  investments  described above apply to an even greater extent on investments in emerging  markets.  The securities  markets of emerging countries are generally smaller, less developed,  less liquid, and more volatile than the securities  markets of the United States and developed foreign markets.
Disclosure and regulatory  standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities  markets in emerging market countries and the  activities  of investors in such  markets and  enforcement  of existing regulations has been extremely limited. Many emerging countries have experienced substantial,  and in some periods  extremely  high,  rates of inflation for many years.  Inflation  and rapid  fluctuations  in inflation  rates have had and may continue to have very negative  effects on the economies and securities  markets of certain  emerging  countries.  Economies in emerging  markets  generally  are heavily dependent upon international trade and,  accordingly,  have been and may continue to be affected adversely by trade barriers,  exchange controls, managed adjustments  in  relative  currency  values,  and other  protectionist  measures imposed or negotiated by the countries  with which they trade.  The economies of these  countries  also have been and may  continue to be  adversely  affected by economic  conditions  in the  countries  in which they trade.  The  economies of countries with emerging  markets may also be  predominantly  based on only a few industries or dependent on revenues from  particular  commodities.  In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging  markets than in many developed  foreign  markets, which could reduce the Fund's income from such securities.

     In many  cases,  governments  of  emerging  countries  continue to exercise significant control over their economies, and government actions relative to the economy,  as well as  economic  developments  generally,  may  affect the Fund's investments in those countries.  In addition,  there is a heightened possibility of expropriation or confiscatory  taxation,  imposition of withholding  taxes on interest payments,  or other similar  developments that could affect investments in those  countries.  There can be no assurance that adverse  political  changes will  not  cause  the  Fund  to  suffer  a loss  of  any  or all of its  foreign investments.

     Global  Real  Estate  Investment  Trusts.  The Fund may invest in REITs and
REIT-equivalents  located  in any  country  (including  the  United  States  and emerging market  countries).  REITs are financial  vehicles that pool investors'
capital to purchase or finance real estate.  The market value of REIT shares and the ability of REITs to distribute income may be adversely  affected by numerous factors,  including  rising interest rates,  changes in the national,  state and local economic  climate and real estate  conditions,  perceptions of prospective tenants of the safety,  convenience and  attractiveness  of the properties,  the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying  with the  Americans  with  Disabilities  Act,  increasing competition and compliance with environmental laws, changes in real estate taxes and other operating  expenses,  adverse changes in governmental rules and fiscal policies,  adverse  changes in zoning laws, and other factors beyond the control of the issuers. In addition,  distributions  received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher  rate of  dividends  than most other  operating  companies,  to the extent  application  of the  Fund's  investment  strategy  results  in the  Fund investing in REIT shares,  the percentage of the Fund's dividend income received from REIT shares will likely exceed the percentage of the Fund's  portfolio that is comprised of REIT shares.

     Global Real Estate  Industry  Operating  Companies.  The Fund may invest in
REOCs located in any country  (including  the United States and emerging  market countries).  The Advisor  considers a REOC to be a company that derives at least
50% of its gross  revenues  or net profits  from:  (1)  ownership,  development, construction,  financing,  management,  or sale of  commercial,  industrial,  or residential real estate;  or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing.

     Exchange-Traded  Funds.  The Fund may invest in ETFs,  which are investment companies  that aim to track or  replicate  a desired  index,  such as a sector, market,  or global  segment.  ETFs are  passively  managed and their  shares are traded on a national exchange or The NASDAQ Stock Market ("NASDAQ"). ETFs do not sell  individual  shares  directly to  investors  and only issue their shares in large blocks  known as  "creation  units." The investor  purchasing a creation unit may sell the  individual  shares  on a  secondary  market.  Therefore,  the liquidity of ETFs depends on the adequacy of the secondary market.  There can be no assurance that an ETF's investment objective will be achieved,  as ETFs based on an index may not replicate and maintain  exactly the composition and relative weightings  of  securities  in the  index.  ETFs  are  subject  to the  risks of investing in the underlying securities.  The Fund, as a holder of the securities of the ETF,  will bear its pro rata  portion  of the ETF's  expenses,  including advisory  fees.  These  expenses  are in addition to the direct  expenses of the
Fund's own operations.

     Closed-End  Investment  Companies.   The  Fund  may  invest  in  closed-end
investment  companies  that invest in the same types of  securities in which the
Fund may invest.  The Fund will indirectly bear its  proportionate  share of any management fees and other expenses paid by the investment  companies in which it invests  in  addition  to the  management  fee paid by the  Fund.  The  value of closed-end  investment  company  securities,  which  are  usually  traded  on an exchange,  is affected by the demand for the securities of the closed-end  fund, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

     Convertible  Securities.  The Fund may  invest in  convertible  securities.
Convertible  securities include fixed income securities that may be exchanged or converted  into a  predetermined  number of shares  of the  issuer's  underlying common stock at the option of the holder during a specified period.  Convertible securities may take the form of convertible  preferred stock,  convertible bonds
or  debentures,   units  consisting  of  "usable"  bonds  and  warrants  or  a combination  of the  features  of several of these  securities.  The  investment
characteristics  of  each  convertible   security  vary  widely,   which  allows
convertible securities to be employed for a variety of investment strategies.

     The Fund will  exchange or convert  convertible  securities  into shares of underlying  common  stock when,  in the opinion of the Advisor,  the  investment characteristics  of the  underlying  common  shares  will  assist  the  Fund  in achieving its  investment  objectives.  The Fund may also elect to hold or trade
convertible  securities.  In  selecting  convertible  securities,   the  Advisor
evaluates the investment  characteristics of the convertible security as a fixed income  instrument,  and  the  investment  potential  of the  underlying  equity security for capital appreciation. In evaluating these matters with respect to a
particular   convertible  security,  the  Advisor  considers  numerous  factors, including the economic and political outlook, the value of the security relative to other  investment  alternatives,  trends in the  determinants of the issuer's profits, and the issuer's management capability and practices.

     Securities Lending.  The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional  investors for their use relating to short sales or other security transactions.

     It is  the  understanding  of the  Advisor  that  the  staff  of  the  U.S.
Securities  and Exchange  Commission  permits  portfolio  lending by  registered investment  companies if certain  conditions  are met.  These  conditions are as follows:  1) the Fund will  receive  collateral  consisting  generally  of cash, short-term U.S. Government securities,  or irrevocable letters of credit payable by banks  acceptable  to a Fund from the  borrower,  which will be maintained by marking to market  daily in an amount  equal to at least (a) 102% of the current market value of the loaned  securities  with respect to U.S.  securities and (b)
105% of the  current  market  value of the  loaned  securities  with  respect to foreign  securities;  2) this  collateral  must be valued  daily and  should the market  value of the loaned  securities  increase,  the  borrower  must  furnish additional  collateral  to the Fund;  3) the Fund must be able to terminate  the loan after notice, at any time; 4) the Fund must receive reasonable  interest on any  loan,  and any  dividends,  interest,  or other  distributions  on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent  securities  may pass to the borrower;  however,  if the Fund knows that a material  event will occur  affecting a loan,  the Fund must either terminate  the  loan in order to vote  the  proxy or enter  into an  alternative arrangement with the borrower to enable the Fund to vote the proxy.

     The major risk to which the Fund would be exposed on a loan  transaction is the risk  that a  borrower  would go  bankrupt  at a time  when the value of the security  goes up.  Therefore,  the Fund will only enter into loan  arrangements after a review of all pertinent  facts by the Advisor,  under the supervision of the Board of Trustees,  including the  creditworthiness of the borrowing broker, dealer,  or institution and then only if the  consideration  to be received from such loans would  justify the risk.  Credit-worthiness  will be  monitored on an ongoing basis by the Advisor.

     Corporate Bonds, Government Debt Securities, and Other Debt Securities. The
Fund may invest in corporate bonds, debentures, and other debt securities.  Debt securities  in which  the Fund may  invest  may pay fixed or  variable  rates of interest.  Bonds and other debt securities  generally are issued by corporations and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally  must repay the amount  borrowed on or before  maturity.  Certain debt securities are  "perpetual" in that they have no maturity date.

     The Fund will invest in  government  debt  securities,  including  those of emerging market issuers or of other non-U.S.  issuers.  These  securities may be
U.S.  dollar-denominated  or non-U.S.  dollar-denominated  and include: (a) debt obligations  issued  or  guaranteed  by  foreign  national,  provincial,  state, municipal or other  governments  with taxing  authority or by their  agencies or
instrumentalities;   and  (b)  debt  obligations  of   supranational   entities.
Government debt  securities  include:  debt  securities  issued or guaranteed by
governments,    government   agencies   or   instrumentalities   and   political
subdivisions; debt securities issued by government owed, controlled or sponsored entities;  interests  in  entities  organized  and  operated  for the purpose of restructuring the investment  characteristics issued by the above-noted issuers;
or debt securities  issued by  supranational  entities such as the World Bank or the  European  Union.  The Fund may also  invest in  securities  denominated  in currencies  of  emerging  market  countries.  Emerging  market  debt  securities generally are rated in the lower rating  categories of recognized  credit rating agencies or are  unrated and  considered  to be of  comparable  quality to lower rated debt securities.  A non-U.S.  issuer of debt or the non-U.S.  governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited resources in the event of a  default.  Some of these  risks do not apply to issuers in large, more  developed  countries.  These risks are more  pronounced in  investments in issuers in emerging markets or if the Fund invests significantly in one country.

     The Fund will invest in debt securities rated below investment grade (i.e., securities  rated lower than Baa by Moody's or lower than BBB by S&P),  or their equivalent as determined by the Advisor.  These securities are commonly referred to as "junk  bonds." The foregoing  credit  quality policy applies only at the time a  security  is  purchased,  and the Fund is not  required  to  dispose  of securities  already  owned by the Fund in the event of a change in assessment of credit quality or the removal of a rating.

     Duration.  Most debt  obligations  provide  interest  (coupon)  payments in addition to a final (par) payment at maturity.  Some  obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call  provisions,  the  market  values of debt  obligations  may  respond
differently   to  changes  in  the  level  and  structure  of  interest   rates.
Traditionally,  a debt security's  term-to-maturity has been used as a proxy for the  sensitivity of the security's  price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment,  taking no account of the pattern of the security's payments prior to maturity.

     Duration is a measure of the expected life of a fixed income  security that was developed as a more precise alternative to the concept of  term-to-maturity.
Duration  incorporates a bond's yield, coupon interest payments,  final maturity and call features  into one measure.  Duration is one of the  fundamental  tools used by the Advisor in the selection of fixed income  securities.  Duration is a measure of the  expected  life of a fixed  income  security  on a present  value basis.  Duration takes the length of the time intervals between the present time and the time that the interest and  principal  payments are scheduled or, in the case of a callable  bond,  expected  to be  received,  and  weights  them by the present  values of the cash to be received at each future point in time. For any fixed income security with interest  payments  occurring prior to the payment of principal,  duration is always less than maturity. In general, all other factors being the  same,  the lower the  stated or coupon  rate of  interest  of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed  income  security,  the shorter the duration of the security.

     There are some situations where even the standard duration calculation does not properly  reflect the  interest  rate  exposure of a security.  For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset.  Another  example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated
final maturity of such securities is generally 30 years, but current  prepayment rates are more critical in determining the  securities'  interest rate exposure.
In these  and other  similar  situations,  the  Advisor  will use  sophisticated analytical  techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

     Illiquid Securities. Illiquid securities include securities that have legal
or  contractual  restrictions  on  resale,   securities  that  are  not  readily
marketable, and repurchase agreements maturing in more than seven days. Illiquid securities  involve the risk that the securities  will not be able to be sold at the time  desired  or at  prices  approximating  the  value at which the Fund is carrying the  securities.  The Fund may invest up to 10% of the value of its net assets in illiquid securities.

     Rule 144A Securities. The Fund may invest in restricted securities that are eligible for resale  pursuant to Rule 144A under the  Securities Act of 1933, as amended (the "1933 Act").  Generally, Rule 144A establishes a safe harbor from the registration  requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded. The Advisor determines the liquidity of the Rule 144A  securities  according to  guidelines  adopted by the
Board of  Trustees.  The Board of Trustees  monitors  the  application  of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which are  determined  to be liquid,  are not subject to the Fund's 10% limit on investments in illiquid securities.

     Other  Investments.  The  Fund  may  use  a  variety  of  other  investment instruments in pursuing its investment programs. The investments of the Fund may include fixed income securities,  sovereign debt, options on foreign currencies, and forward foreign currency contracts.

Investment Techniques

     The Fund may,  but is under no  obligation  to,  from time to time employ a variety of investment  techniques,  including  those  described  below, to hedge against  fluctuations  in the price of portfolio  securities,  to enhance  total return or to provide a substitute for the purchase or sale of  securities.  Some of these techniques, such as purchases of put and call options, options on stock indices  and stock  index  futures  and entry  into  certain  credit  derivative transactions,  may be used as hedges against or substitutes  for  investments in equity  securities.  Other  techniques  such as the  purchase of  interest  rate futures and entry into transactions  involving  interest rate swaps,  options on interest  rate  swaps,  and certain  credit  derivatives  are hedges  against or substitutes  for investments in debt  securities.  The Fund's ability to utilize any of the techniques  described below may be limited by restrictions imposed on its operations in connection with obtaining and maintaining its qualification as a regulated investment company under the Code. Additionally, other factors (such as cost) may make it impractical  or undesirable to use any of these  investment techniques from time to time.

     Leverage.  The Fund may use  leverage  through the  issuance  of  preferred shares, commercial paper, borrowings, or a combination thereof. Currently, under the  1940  Act,  the  Fund  may  borrow  money  up to 33?% of its  total  assets
(including  the amount  obtained  from any  leverage),  and may issue  shares of preferred stock in amounts up to 50% of the value of its total assets (including the amount obtained from any leverage) to finance  additional  investments.  The
Fund also may borrow money as a temporary measure for extraordinary or emergency purposes,  including the payment of dividends  and the  settlement of securities transactions,  which  otherwise  might  require  untimely  dispositions  of Fund securities.  The Fund may  also  enter  into  derivatives  transactions  that in certain circumstances may produce effects similar to leverage. The Fund may also use leverage from specific international markets for the purpose of investing in the securities  that the Fund intends to purchase in those  respective  markets.
See "Effects of Leverage."

     Options on Securities. In order to hedge against adverse market shifts, the
Fund may  purchase put and call options on  securities.  The Fund will also,  in certain situations, augment its investment positions by purchasing call options, both on specific equity securities,  as well as securities representing exposure to equity sectors or indices and fixed income indices. In addition, the Fund may seek to increase its income or may hedge a portion of its portfolio  investments through  writing  (i.e.,  selling)  covered put and call  options.  A put option embodies  the right of its  purchaser  to  compel  the  writer of the  option to purchase from the option holder an  underlying  security or its  equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the  underlying  security or its equivalent covered  by the  option or its  equivalent  from the writer of the option at the stated exercise price. Under interpretations of the U.S. Securities and Exchange
Commission  currently  in  effect,  which  may  change  from  time  to  time,  a
"covered"  call  option  means  that so long as the Fund is  obligated  as the writer of the option, it will own (1) the underlying  instruments subject to the option, (2) instruments convertible or exchangeable into the instruments subject to the option, or (3) a call option on the relevant instruments with an exercise price no higher than the exercise price on the call option written.

     Similarly,  the U.S. Securities and Exchange Commission  currently requires that,  to  "cover"  or support  its  obligation  to  purchase  the  underlying instruments  if a put option is written by the Fund, the Fund must (1) segregate liquid  securities on the books of the Fund or its  custodian  having a value at least equal to the exercise price of the underlying securities,  (2) continue to own an equivalent  number of puts of the same  "series"  (that is, puts on the same underlying security having the same exercise prices and expiration dates as those  written  by the  Fund),  or an  equivalent  number  of puts  of the  same
"class" (that is, puts on the same  underlying  security) with exercise prices greater  than those it has written  (or, if the  exercise  prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference  with its custodian in a segregated  account),  or (3) sell short the securities  underlying the put option at the same or a higher price than the exercise price on the put option written.

     The Fund will receive a premium when it writes put and call options,  which increases the Fund's return on the  underlying  security in the event the option expires  unexercised  or is closed out at a profit.  By writing a call, the Fund will limit its opportunity to profit from an increase in the market value of the underlying  security  above the exercise  price of the option for as long as the
Fund's obligation as the writer of the option continues.  Upon the exercise of a put option  written by the Fund,  the Fund may suffer an economic  loss equal to the  difference  between the price at which the Fund is required to purchase the underlying  security  and its market  value at the time of the option  exercise, less the premium  received  for writing the option.  Upon the exercise of a call option  written by the Fund,  the Fund may suffer an  economic  loss equal to an amount not less than the excess of the  security's  market  value at the time of the option exercise over the Fund's  acquisition cost of the security,  less the sum of the premium  received for writing the option and the difference,  if any, between the call price paid to the Fund and the Fund's  acquisition  cost of the security.  Thus, in some periods the Fund might receive less total return and in other periods greater total return from its hedged  positions than it would have received from leaving its underlying securities unhedged.

     The Fund may purchase and write  options on  securities  that are listed on national  securities  exchanges  or are traded  over the  counter,  although  it expects,  under normal  circumstances,  to effect such  transactions on national securities exchanges.

     As a holder  of a put  option,  the Fund  will  have the  right to sell the securities  underlying  the option and as the holder of a call option,  the Fund will have the right to purchase the securities  underlying  the option,  in each case at their exercise price at any time prior to the option's  expiration date.
The Fund may choose to exercise  the options it holds,  permit them to expire or terminate  them  prior  to  their  expiration  by  entering  into  closing  sale transactions.  In entering into a closing sale transaction,  the Fund would sell an option of the same  series as the one it has  purchased.  The  ability of the
Fund to enter into a closing sale transaction with respect to options  purchased and to enter into a closing  purchase  transaction  with respect to options sold depends on the existence of a liquid secondary market. There can be no assurance that a closing  purchase or sale  transaction  can be effected  when the Fund so desires.  The Fund's ability to terminate  option  positions  established in the over-the-counter  market may be more limited than in the case of exchange-traded options and may also involve the risk that securities  dealers  participating in such transactions would fail to meet their obligations to the Fund.

     In purchasing a put option, the Fund will seek to benefit from a decline in the market price of the underlying security,  while in purchasing a call option, the Fund  will seek to  benefit  from an  increase  in the  market  price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below  the  exercise  price,  in the case of a call,  during  the life of the option,  the option will expire  worthless.  For the purchase of an option to be
profitable,   the  market  price  of  the   underlying   security  must  decline
sufficiently  below the exercise  price, in the case of a put, and must increase sufficiently  above  the  exercise  price,  in the case of a call,  to cover the premium and  transaction  costs.  Because  option  premiums paid by the Fund are small in relation to the market value of the instruments underlying the options, buying options can result in large amounts of leverage.  The leverage offered by trading in options  could cause the Fund's net asset value to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.

     Options on Stock  Indices.  The Fund may  purchase  put and call options on domestic  stock indices to hedge against risks of  market-wide  price  movements affecting  its assets.  The Fund will also, in certain  situations,  augment its investment  positions  by  purchasing  call  options,  both on  specific  equity securities,  as well as securities  representing  exposure to equity  sectors or indices and fixed income  indices.  In addition,  the Fund may write covered put and call  options on stock  indices.  A stock index  measures  the movement of a certain  group of stocks by  assigning  relative  values  to the  common  stocks included  in the  index.  Options  on stock  indices  are  similar to options on securities. Because no underlying security can be delivered, however, the option represents  the  holder's  right to obtain  from the  writer,  in cash,  a fixed multiple  of the amount by which the  exercise  price  exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise  date.  The  advisability  of using stock index options to hedge  against the risk of  market-wide  movements  will depend on the extent of diversification of the Fund's investments and the sensitivity of its investments to factors  influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging  technique  will depend upon the extent to which price  movements in the Fund's  securities  investments  correlate with price movements in the stock index selected. In addition,  successful use by the
Fund of options on stock  indices  will be subject to the ability of the Advisor to predict  correctly changes in the relationship of the underlying index to the
Fund's portfolio holdings. No assurance can be given that the Advisor's judgment in this respect will be correct.

     Portfolio  Turnover.  The Fund may engage in short-term trading strategies, and  securities  may be sold without  regard to the length of time held when, in the opinion of the Advisor, investment considerations warrant such action. These policies,  together  with the ability of the Fund to engage in  transactions  in options and futures, may have the effect of increasing the Fund's annual rate of portfolio  turnover.  A high turnover rate (100% or more)  necessarily  involves greater trading costs to the Fund and may result in the realization of net short term capital gains.

     Foreign  Currency  Transactions.  The Fund may engage in  foreign  currency exchange  transactions in connection with its investments in foreign securities.
The Fund will conduct its foreign  currency  exchange  transactions  either on a spot (i.e.,  cash)  basis at the spot rate  prevailing  in the foreign  currency exchange  market or  through  forward  contracts  to  purchase  or sell  foreign currencies,  including the payment of dividends and the settlement of securities transactions  which  otherwise  might  require  untimely  dispositions  of  Fund securities.

     Forward  Foreign  Currency  Exchange  Contracts.  The Fund may  enter  into forward foreign currency exchange contracts in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between  the U.S.  dollar and foreign  currencies.  A forward  foreign  currency exchange contract involves an obligation to purchase or sell a specific currency at a future date,  which may be any fixed number of days  (usually less than one year) from the date of the contract  agreed upon by the parties,  at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has a deposit requirement,  and no commissions  are  charged at any stage for  trades.  Although  foreign  exchange dealers do not charge a fee for  conversion,  they do realize a profit  based on the  difference  (the  "spread")  between the price at which they are buying and selling various currencies. However, forward foreign currency exchange contracts may limit  potential  gains  which could  result from a positive  change in such currency relationships.

     At the  consummation  of a  forward  contract,  the  Fund may  either  make delivery of the foreign  currency or terminate their  contractual  obligation to deliver the foreign  currency by purchasing an  offsetting  contract  obligating them to purchase,  at the same  maturity  date,  the same amount of such foreign currency. If the Fund chooses to make delivery of the foreign currency, they may be required to obtain such  currency  through the sale of  portfolio  securities denominated  in such currency or through  conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting  transaction,  the Fund will incur a gain or loss to the extent  that there has been a change in forward contract prices.

     It  should be  realized  that this  method of  protecting  the value of the
Fund's  portfolio  securities  against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes  a rate of exchange  which can be  achieved at some future  point in time.  Additionally,  although such  contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.  Generally,  the Fund will not enter into a forward  foreign  currency exchange contract with a term longer than one year.

     Foreign  Currency  Options.  The Fund may  purchase  and write  options  on foreign  currencies  to protect  against  declines in the U.S.  dollar  value of foreign securities or in the U.S. dollar value of dividends or interest expected to be  received  on these  securities.  These  transactions  may also be used to protect against  increases in the U.S.  dollar cost of foreign  securities to be acquired  by the Fund.  Writing an option on foreign  currency is only a partial hedge, up to the amount of the premium received,  and the Fund could be required to  purchase or sell  foreign  currencies  at  disadvantageous  exchange  rates, thereby incurring losses.

     A foreign  currency  option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period.  The owner of a call option has the right, but not the obligation, to buy the currency.  Conversely,  the owner of a put option has the right, but not the obligation,  to sell the currency. When the option is exercised,  the seller (i.e.,  writer) of the option is obligated to fulfill the terms of the sold  option.  However,  either the seller or the buyer may, in the secondary market,  close its position during the option period at any time prior to expiration.

     A call  option  on a  foreign  currency  generally  rises  in  value if the underlying currency appreciates in value, and a put option on a foreign currency generally  rises in value  if the  underlying  currency  depreciates  in  value.
Although  purchasing a foreign  currency  option can protect the Fund against an adverse movement in the value of a foreign  currency,  the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities  denominated  in a foreign  currency  that was  appreciating  and had purchased a foreign  currency put to hedge against a decline in the value of the currency,  the Fund would not have to exercise its put option.  Likewise, if the
Fund were to enter into a contract to purchase a security denominated in foreign currency  and, in  conjunction  with that  purchase,  were to purchase a foreign currency call option to hedge  against a rise in value of the  currency,  and if the value of the currency instead  depreciated  between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead,  the
Fund could acquire in the spot market the amount of foreign  currency needed for settlement.

     Foreign  Currency Futures  Transactions.  By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same  objectives as they would through the use of forward  foreign  currency exchange  contracts.  The Fund may be able to achieve these objectives  possibly more  effectively and at a lower cost by using futures  transactions  instead of forward foreign currency exchange contracts.

     A foreign currency futures contract sale creates an obligation by the Fund, as seller,  to deliver  the amount of currency  called for in the  contract at a specified  future  time for a  specified  price.  A  currency  futures  contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt,  in most instances the contracts  are closed out before the  settlement  date without the making or taking of delivery of the  currency.  Closing out of currency  futures
contracts  is  affected  by  entering  into  an  offsetting   purchase  or  sale
transaction.  An offsetting  transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract  purchase for the same  aggregate  amount of currency and same delivery  date. If the price of the sale exceeds the price of the offsetting purchase,  the Fund is immediately paid the  difference  and realizes a loss.  Similarly,  the closing out of a currency futures  contract  purchase  is affected by the  balance  Fund  entering  into a currency  futures  contract  sale.  If the  offsetting  sale price  exceeds  the purchase  price,  the Fund realizes a gain, and if the offsetting  sale price is less than the purchase price, the Fund realizes a loss.

     Defensive   Positions.   During  periods  of  adverse  market  or  economic
conditions,  the Fund may temporarily invest all or a substantial portion of its assets  in  cash  or cash  equivalents.  Cash  equivalents  are  highly  liquid, short-term  securities such as commercial paper, time deposits,  certificates of deposit,  short-term notes and short-term U.S. government obligations.  The Fund will not be pursuing its investment objectives in these circumstances.

     In  addition  to  borrowing,  the  Fund  may use a  variety  of  additional strategies that would be viewed as potentially adding leverage to the portfolio, subject to rating agency  limitations.  These include the sale of credit default swap  contracts  and  the  use  of  other  derivative  instruments  and  reverse repurchase agreements.  By adding additional leverage, these strategies have the potential  to increase  returns to  shareholders,  but also  involve  additional risks. Additional leverage will increase the volatility of the Fund's investment portfolio  and could  result in larger  losses than if the  strategies  were not used. However,  to the extent that the Fund enters into offsetting  transactions or owns positions covering its obligations, the leveraging effect is expected to be minimized or eliminated.

     During the time in which the Fund is utilizing  leverage,  the fees paid to the  Advisor  for  services  will be  higher  than if the Fund  did not  utilize leverage  because  the fees paid will be  calculated  based on the Fund's  total assets.

                              EFFECTS OF LEVERAGE

     The Fund may use leverage  through  issuing  preferred  shares,  commercial paper,  borrowing,  or a combination  thereof.  The Fund may use leverage to the maximum amount permitted by the 1940 Act. Under the 1940 Act, the Fund may issue preferred shares in an aggregate amount up to 50% of its total assets (including the amount obtained from leverage) or the Fund may borrow in an aggregate amount up to 33?% of its total assets  (including the amount  obtained from  leverage).
The Fund also may borrow  money as a  temporary  measure  for  extraordinary  or emergency  purposes,  including the payment of dividends  and the  settlement of securities transactions,  which otherwise might require untimely dispositions of
Fund securities.

     Changes in the value of the Fund's portfolio (including  investments bought with amounts borrowed) will be borne entirely by the shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio,  the leverage  will decrease (or increase) the net asset value per share to a greater extent than if the Fund were not leveraged.  During periods in which the Fund is using leverage,  the fees paid to the Advisor for investment  advisory  services and to DSC for  administrative  services  (which  are  effectively  borne by the common  shareholders and not holders of the Fund's leverage) will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total assets,  including the amount  obtained from leverage, which may create an  incentive  to leverage  the Fund.  The  Advisor  intends to leverage the Fund only when it believes that the potential  return on additional investments acquired with the proceeds of leverage is likely to exceed the costs incurred  in  connection  with the  borrowings.  The Fund will pay,  and  common shareholders  will  effectively  bear,  any costs and  expenses  related  to any borrowings and to the issuance and ongoing  maintenance  of preferred  shares or commercial  paper.  Such costs and expenses  include the higher  management  and
administrative  fee  resulting  from  the  use  of  such  leverage.   See  "Risk
Factors-Leverage."  The terms of any preferred shares,  including their dividend rate, voting rights,  liquidation preference, and redemption provisions, and the terms of borrowings,  commercial paper, or any other leverage will be determined by the Board of Trustees  (subject to applicable law and the Fund's  Declaration of Trust) if and when it authorizes the use of leverage.

     Capital  raised  through  leverage  will be subject to dividend or interest payments,  which may exceed the income and appreciation on the assets purchased.
The issuance of preferred  shares or entering into a borrowing  program involves expenses  and other costs and may limit the Fund's  freedom to pay  dividends on common  shares or to  engage in other  activities.  The  issuance  of a class of preferred  shares or the  incurrence of borrowings  creates an  opportunity  for greater  return  per common  share,  but at the same time such  leveraging  is a speculative  technique in that it will  increase the Fund's  exposure to capital risk.  Unless the income  and  appreciation,  if any,  on assets  acquired  with leverage proceeds exceed the associated costs of such borrowings (and other Fund expenses),  the use of leverage will diminish the investment  performance of the
Fund's common shares compared with what it would have been without leverage. See
"Risk Factors-Leverage Risk."

     Under the 1940 Act,  the Fund is not  permitted to issue  preferred  shares unless  immediately  after the  issuance,  the value of the Fund's  assets is at least 200% of the liquidation  value of the outstanding  preferred shares (i.e., such  liquidation  preference  may not  exceed  50% of the  Fund's  assets  less liabilities  other than borrowings).  In addition,  the Fund is not permitted to declare any cash dividend or other  distribution  on its Shares  unless,  at the time of such declaration,  the value of the Fund's total assets less liabilities other  than  borrowings  is at least  200% of such  liquidation  value.  If Fund preferred  shares are  issued,  the Fund  intends,  to the extent  possible,  to purchase  or  redeem  Fund  preferred  shares  from  time to time to the  extent necessary in order to maintain coverage of any Fund preferred shares of at least
200%. Under the 1940 Act, if the Fund has preferred shares outstanding, at least two of the Fund's  trustees  will be elected  by the  holders of Fund  preferred shares,  voting  separately as a class. In addition,  under the 1940 Act, in the event the Fund failed to pay  dividends  on Fund  preferred  shares for two full years, Fund preferred  stockholders would be entitled to elect a majority of the trustees of the Fund. The failure to pay dividends or make  distributions  could result in the Fund ceasing to qualify as a regulated  investment  company  under the Code, which could have a material adverse effect on the value of the Shares.

     Under the 1940 Act, the Fund  generally is not  permitted to borrow  unless immediately after the borrowing, the value of the Fund's assets less liabilities other  than the  borrowings  is at least  300% of the  principal  amount of such borrowing  (i.e.,  such principal amount may not exceed 33?% of the Fund's total assets). In addition,  the Fund is not permitted to declare any cash dividend or other  distribution on its shares unless, at the time of such  declaration,  the value of the Fund's total assets, less liabilities other than the borrowings, is at least 300% of such principal amount.  If the Fund borrows,  the Fund intends, to the extent  possible,  to prepay all or a portion of the principal  amount of the  borrowing to the extent  necessary in order to maintain the required  asset coverage.  Failure to maintain certain asset coverage  requirements could result in an event of default and may  entitle the debt  holders to elect a majority of the board of trustees.

     The  Fund  may  be  subject  to  certain  restrictions  imposed  by  either guidelines of one or more rating agencies which may issue ratings for borrowings or Fund preferred  shares or, if the Fund borrows from a lender,  by the lender.
These   restrictions   may  impose  asset  coverage  or  portfolio   composition
requirements that are more stringent than those currently imposed on the Fund by the 1940 Act.  It is not  anticipated  that these  restrictions  will impede the
Advisor  from  managing  the  Fund's  portfolio  in  accordance  with the Fund's investment objectives and policies. In addition to other considerations,  to the extent  that the  Fund  believes  that the  guidelines  required  by the  rating agencies would impede its ability to meet its investment  objectives,  or if the
Fund is unable to obtain the expected  rating on the  borrowings,  the Fund will not use borrowings.

     The following table is designed to illustrate the effect on the return to a holder of the Fund's common shares of issuing  preferred shares in the amount of approximately  50% of the  Fund's  total  assets or  borrowing  in the amount of approximately  33?% of the Fund's total  assets,  assuming  hypothetical  annual returns of the Fund's portfolio of minus 10% to plus 10% and an interest rate of
[___]% for borrowings.  As the table shows,  the issuance of preferred shares or borrowing  generally  increases the return to shareholders when portfolio return is positive and greater than the cost of issuing  preferred  shares or borrowing and decreases the return when the portfolio  return is negative or less than the cost of issuing  preferred  shares or  borrowing.  The figures  appearing in the table are  hypothetical  and  actual  returns  may be greater or less than those appearing in the table.

----------------------------------------------- --------- --------- ----- ------- ----------
Assumed portfolio return (net of expenses)      (10.00)% (5.00)%   0%  5.00%   10.00%
----------------------------------------------- --------- --------- ----- ------- ----------
Corresponding common share return as a result     [ ]%      [ ]%    [ ]%   [ ]%      [ ]%
of issuance of preferred shares
----------------------------------------------- --------- --------- ----- ------- ----------
Corresponding common share return as a result     [ ]%      [ ]%    [ ]%   [ ]%      [ ]%
of borrowing
----------------------------------------------- --------- --------- ----- ------- ----------

     Successful use of a leveraging strategy may depend on the Advisor's ability to  predict  correctly  interest  rates and  market  movements,  and there is no assurance  that a leveraging  strategy will be  successful  during any period in which it is employed.

--------------------------------------------------------------------------------
     In  addition to the  issuance  of  preferred  shares,  commercial  paper or borrowing,  the Fund may use a variety of  additional  strategies  that would be viewed as potentially adding leverage to the portfolio, subject to rating agency limitations. These include the sale of credit default swap contracts and the use of other derivative  instruments and reverse  repurchase  agreements.  By adding additional leverage,  these strategies have the potential to increase returns to shareholders,  but also  involve  additional  risks.  Additional  leverage  will increase the volatility of the Fund's  investment  portfolio and could result in larger losses than if the strategies were not used.  However, to the extent that the Fund enters into  offsetting  transactions  or owns  positions  covering its obligations, the leveraging effect is expected to be minimized or eliminated.

     During the time in which the Fund is utilizing  leverage,  the fees paid to the Advisor and the  Administrator  for services will be higher than if the Fund did not utilize  leverage  because the fees paid will be calculated based on the
Fund's total assets.

                                      RISKS

     An investment in the Fund's common shares is subject to risks. The value of the Fund's  investments will increase or decrease based on changes in the prices of the  investments it holds.  This will cause the value of the Fund's shares to increase or decrease.  You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program.  You should consider carefully  the  following  risks  before  investing  in the  Fund.  There may be additional risks that the Fund does not currently foresee or consider  material.
You may wish to consult with your legal or tax advisors before deciding  whether to invest in the Fund.

No Operating History

     The Fund is a diversified  closed-end management investment company with no history of operations  and the common shares have no history of public  trading.
During  the  Fund's  start-up  period,  the Fund  may not  achieve  the  desired portfolio composition. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objectives.

Market Discount Risk

     As with any  stock,  the price of the Fund's  shares  will  fluctuate  with market conditions and other factors.  If shares are sold, the price received may be more or less than the  original  investment.  Net asset value will be reduced immediately  following the initial  offering by the amount of the sales load and organizational  and  offering  expenses  paid by the  Fund.  Common  shares  are designed for long-term  investors and should not be treated as trading vehicles.
Shares of  closed-end  management  investment  companies  frequently  trade at a discount from their net asset value. The Fund's shares may trade at a price that is less than the initial offering price.  This risk may be greater for investors who sell their shares in a relatively  short period of time after  completion of the initial offering.  The Fund may utilize leverage,  which magnifies the stock market risk.

Investment and Market Risk

     An investment  in the Fund's  common shares is subject to investment  risk, including  the  possible  loss  of the  entire  principal  amount  invested.  An investment in common shares represents an indirect  investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter  markets.  The value of these  securities,  like  other  market investments,  may move up or down,  sometimes  rapidly  and  unpredictably.  The common  shares  at any  point  in time  may be  worth  less  than  the  original investment,  even after taking into account any  reinvestment  of dividends  and distributions.

Issuer Risk

     The value of an issuer's  securities that are held in the Fund's  portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance,  financial leverage, and reduced demand for the issuer's goods and services.

Dividend Strategy Risks

     The Fund's pursuit of its investment  objectives  depends somewhat upon the
Advisor's  ability to anticipate the dividend policies of the companies in which it chooses to invest.  It is difficult to anticipate the level of dividends that companies  will  pay  in  any  given  timeframe.  The  Fund's  dividend  capture
strategies   include  having  the  Advisor   attempt  to  identify  and  exploit
opportunities  such as the  announcement  of major  corporate  actions,  such as restructuring  initiatives or a special dividend,  that may lead to high current dividend  income.  These  situations  are  typically  not recurring in nature or frequency,  may be  difficult to predict,  and may not result in an  opportunity that  allows the  Advisor  to  fulfill  the  Fund's  investment  objectives.  In addition,  the  dividend  policies of the Fund's  target  companies  are heavily influenced  by the  current  economic  climate  and the  favorable  federal  tax treatment  afforded to dividends.  Challenging  economic  conditions,  affecting either the market as a whole or a specific  investment in the Fund's  portfolio, may limit the opportunity to benefit from the current  dividend  policies of the companies  in which the Fund  invests or may cause such  companies  to reduce or eliminate  their  dividends.  Special  dividends  may  result  in  extraordinary dividends  subject to special tax rules. The use of dividend capture  strategies will expose the Fund to increased  trading  costs and potential for capital loss or gain,  particularly in the event of significant short-term price movements of stocks subject to dividend capture trading,  and resultant  dividends may not be qualified  dividends  eligible  for reduced  federal  income tax rates under the
Code.  Also,  the  reduced  federal  income tax rates  that  apply to  qualified dividend  income sunset,  and will not apply,  to taxable years  beginning after
December 31, 2010, unless extended or made permanent.  This and other changes in the favorable  provisions of the federal  income tax laws may limit your ability to benefit from dividend increases or special dividends, may effect a widespread reduction in announced  dividends and may adversely  impact the valuation of the shares of dividend-paying companies. See "Tax Matters."

Risk of Option Overwriting

     The Fund will receive a premium when it writes put and call options,  which increases the Fund's return on the  underlying  security in the event the option expires  unexercised  or is closed out at a profit.  By writing a call, the Fund will limit its opportunity to profit from an increase in the market value of the underlying  security  above the exercise  price of the option for as long as the
Fund's obligation as the writer of the option continues.  Upon the exercise of a put option  written by the Fund,  the Fund may suffer an economic  loss equal to the  difference  between the price at which the Fund is required to purchase the underlying  security  and its market  value at the time of the option  exercise, less the premium  received  for writing the option.  Upon the exercise of a call option  written by the Fund,  the Fund may suffer an  economic  loss equal to an amount not less than the excess of the  security's  market  value at the time of the option exercise over the Fund's  acquisition cost of the security,  less the sum of the premium  received for writing the option and the difference,  if any, between the call price paid to the Fund and the Fund's  acquisition  cost of the security.  Thus, in some periods the Fund might receive less total return and in other periods greater total return from its hedged  positions than it would have received from leaving its underlying securities unhedged.

Common Stock Risk

     Common  stocks are an example of equity  securities  in which the Fund will invest.  Although  common  stocks have  historically  generated  higher  average returns than fixed income securities over the long term, common stocks also have experienced  significantly more volatility in returns. Common stocks may be more susceptible to adverse  changes in market value due to issuer specific events or general  movements  in the  equities  markets.  A drop in the stock  market  may depress  the  price of  common  stocks  held by the Fund.  Common  stock  prices fluctuate for many reasons,  including changes in investors'  perceptions of the financial  condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example,  an adverse event, such as an unfavorable  earnings report, may depress the value of common  stock in which the Fund has  invested;  the price of common stock of an issuer may be  particularly  sensitive  to general  movements in the stock market; or a drop in the stock market may depress the price of most or all of the common  stocks held by the Fund.  Also,  common stock of an issuer in the
Fund's  portfolio  may decline in price if the issuer fails to make  anticipated dividend  payments  because,  among other  reasons,  the issuer of the  security experiences a decline in its financial condition. The common stocks in which the
Fund will invest are structurally  subordinated to preferred  securities,  bonds and  other  debt  instruments  in a  company's  capital  structure,  in terms of priority  to  corporate  income and  assets,  and  therefore  will be subject to greater risk than the preferred  securities or debt instruments of such issuers.
In addition,  common stock prices may be sensitive to rising  interest rates, as the costs of capital rise and borrowing costs increase.

Foreign Securities Risk

     The Fund will have substantial  exposure to foreign  securities,  including emerging  market  securities.  The Fund's  investments  in securities of foreign issuers are subject to risks not usually  associated  with owning  securities of
U.S.  issuers.  These  risks can  include  fluctuations  in foreign  currencies;
foreign currency exchange controls;  social, political and economic instability;
differences  in securities  regulation  and trading,  differences in accounting, auditing and financial  standards;  expropriation or  nationalization of assets;
possible difficulties in transaction  settlements;  and foreign taxation issues.
In  addition,  changes in  government  administrations  or  economic or monetary policies  in the  United  States  or abroad  could  result  in  appreciation  or depreciation of the Fund's  securities.  It may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency  restrictions and tax laws restricting the amounts and types of foreign investments.  The Fund has no other  investment  restrictions  with  respect  to  investing  in foreign issuers.  Dividends  paid on foreign  securities may not qualify for the reduced federal income tax rates applicable to qualified  dividends under the Code. As a result, there can be no assurance as to what portion of the Fund's distributions attributable  to foreign  securities  will be designated  as qualified  dividend income. See "Tax Matters."

     The Fund may invest in  securities of issuers  located in "emerging  market countries."  Because  of less  developed  markets  and  economies  and,  in some countries, less mature governments and governmental  institutions,  the risks of investing in foreign securities can be intensified in the case of investments in issuers  domiciled or doing  substantial  business in emerging market countries.
These risks  include high  concentration  of market  capitalization  and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries;  lack of liquidity and greater price  volatility due to the smaller size of the market
for  such   securities   and  lower   trading   volume;   political  and  social
uncertainties;  national  policies  that  may  restrict  the  Fund's  investment opportunities,  including  restrictions  on investing  in issuers or  industries deemed sensitive to relevant national interests; greater risks of expropriation,
confiscatory   taxation  and   nationalization;   over-dependence   on  exports,
especially  with  respect  to  primary   commodities,   making  these  economies
vulnerable  to changes in  commodity  prices;  overburdened  infrastructure  and obsolete or unseasoned financial systems; environmental problems; less developed legal  systems;  less  reliable  custodial  services and  settlement  practices.
Dividends  paid by issuers in  emerging  market  countries  will  generally  not qualify  for the  reduced  federal  income  tax rates  applicable  to  qualified dividends under the Code. See "Tax Matters."

Small and Medium Cap Company Risk

     Compared to investment  companies  that focus only on large  capitalization companies,  the Fund's share price may be more volatile  because it also invests in small and medium capitalization companies. Compared to large companies, small and medium  capitalization  companies  are more likely to have (i) more  limited product  lines or  markets  and  less  mature  businesses,  (ii)  fewer  capital resources,  (iii) more limited  management  depth,  and (iv)  shorter  operating histories.  Further,  compared to large cap stocks,  the securities of small and medium capitalization  companies are more likely to experience sharper swings in market  values,  be  harder  to sell at times  and at  prices  that the  Advisor believes appropriate, and offer greater potential for gains and losses.

Portfolio Turnover Risk

     The techniques and  strategies  contemplated  by the Fund might result in a high  degree of  portfolio  turnover.  The Fund  cannot  accurately  predict its securities  portfolio  turnover rate, but anticipates  that its annual portfolio turnover rate will likely exceed 100% under normal market  conditions,  although it could  be  materially  higher  under  certain  conditions.  Higher  portfolio turnover rates could result in corresponding increases in brokerage commissions, may  generate  short-term  capital  gains  taxable as ordinary  income and cause dividends  received  on  portfolio  securities  to  not be  qualified  dividends eligible for reduced federal income tax rates under the Code. See "Tax Matters."

Defensive Positions

     During  periods  of adverse  market or  economic  conditions,  the Fund may temporarily  invest all or a  substantial  portion of its assets in cash or cash equivalents.  The Fund would not be pursuing its investment  objectives in these circumstances and could miss favorable market developments.

Management Risk

     The Fund is subject to  management  risk because it is an actively  managed portfolio.  The Fund's successful  pursuit of its investment  objectives depends upon the  Advisor's  ability  to find and  exploit  market  inefficiencies  with respect to undervalued  securities and identify companies  experiencing a change in dividend policy,  including the announcement of restructuring  initiatives or special  dividends.  Such situations occur infrequently and sporadically and may be difficult to predict,  and may not result in a favorable pricing  opportunity that  allows the  Advisor  to fulfill  the  Fund's  investment  objectives.  The
Advisor's  security  selections  and other  investment  decisions  might produce losses or cause the Fund to  underperform  when  compared  to other  funds  with similar  investment  goals. If one or more key individuals  leaves the employ of the Advisor, the Advisor may not be able to hire qualified replacements,  or may require an extended  time to do so. This could  prevent the Fund from  achieving its investment objectives.

Leverage Risk

     The use of leverage by the Fund would create three major types of risks for shareholders:

     o    the  likelihood  of greater  volatility  of net asset value and market price  of  common  shares  because  changes  in  value  of the  Fund's portfolio  (including  changes in the value of any interest rate swap, if applicable) are borne entirely by the common shareholders;

     o    the  possibility  either that share  income will fall if the  interest rate on any  borrowings or the dividend  rate on any preferred  shares issued rises,  or that share income and  distributions  will fluctuate because the interest  rate on any  borrowings  or the dividend rate on any preferred shares issued varies; and

     o    if the Fund leverages  through issuing preferred shares or borrowings,
          the  Fund  may  not  be  permitted  to  declare   dividends  or  other
          distributions  with  respect  to its  common  shares or  purchase  its capital stock, unless at the time thereof the Fund meets certain asset coverage requirements.

     The Advisor in its best judgment nevertheless may determine to use leverage if it deems such action to be appropriate in the  circumstances.  During periods in which the Fund is using leverage, the fees paid to the Advisor for investment advisory  services and the  Administrator  for  administrative  services will be higher  than if the Fund did not use  leverage  because  the fees  paid  will be calculated  on the basis of the Fund's total  assets,  including  proceeds  from borrowing,  commercial  paper, or preferred share issuance,  which may create an incentive to leverage the Fund. See "Effects of Leverage."

Real Estate Industry Risk

     Investments  in the real  estate  industry  (including  REITs and REOCs and their  equivalent  in foreign  countries)  may subject the Fund to certain risks associated  with  direct  ownership  of real  estate  and with  the real  estate industry  in  general  (although  the Fund does not  intend  to own real  estate directly).  If the Fund holds real estate directly,  as a result of defaults, or receives  rental  income  from its real  estate  holdings,  its tax  status as a regulated  investment  company  could be  jeopardized.  Investments  in the real estate industry are also affected by interest rate changes,  particularly if the companies  in which the Fund  invests use  floating  rate debt to finance  their ongoing operations. In addition,  changes in interest rates may hurt real estate values  or  make  REIT  shares  less  attractive  than  other  income  producing investments.

     Real estate industry risks include among others:

     o    possible  declines  in the  value of real  estate  and  real  property values;
     o    risks related to economic conditions;
     o    possible shortage of mortgage funds;
     o    overbuilding and extended vacancies;
     o    increased competition;
     o    changes in property taxes, operating expenses or zoning laws;
     o    costs of environmental clean-up, or damages from natural disasters;
     o    limitations or fluctuations in rent payments;
     o    cash flow fluctuations; and
     o    defaults by borrowers.

     If the Fund invests in REITs or REOCs,  such  investments will also subject the Fund to various  risks.  Returns from REITs or REOCs,  which  typically  are small or medium capitalization  stocks, may trail returns from the overall stock market.  Dividends  paid by REITs will not  generally  qualify  for the  reduced federal income tax rates  applicable to qualified  dividends under the Code, and may result in "excess inclusion income" subject to special tax rules.  REITs are also  subject to the risk of failing to qualify  for  tax-free  pass-through  of income  under  the  Code  and/or  failing  to  qualify  for  an  exemption  from registration as an investment company under the 1940 Act.

Investments in Undervalued Securities

     A portion of the Fund's assets will be invested in  securities,  which,  in the opinion of the Advisor,  are undervalued.  The  identification of investment opportunities  in  undervalued  securities  is a difficult  task and there is no assurance that such opportunities  will be successfully  recognized or acquired.
While   investments   in  undervalued   securities   offer   opportunities   for
above-average capital  appreciation,  these investments involve a high degree of financial risk and can result in substantial losses.

High Yield, High-Risk Securities

     Investing  in  so-called  "high  yield" or  "high-risk"  securities  ("junk bonds")  entails certain risks,  including the risk of loss of principal,  which may be greater than the risks involved in investment-grade securities, and which should be considered by investors  contemplating an investment in the Fund. Such securities  are  sometimes  issued by  companies  whose  earnings at the time of issuance are less than the projected debt service on the high yield securities.

     Although the market for high yield  securities  has been in  existence  for many years, including periods of economic downturns,  the high yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s.  During that  economic  expansion,  the use of high yield debt securities to fund highly leveraged  corporate  acquisitions and  restructurings increased  dramatically.  As a result,  the high yield market grew substantially during  that  economic  expansion.  Although  experts  disagree  on  the  impact recessionary  periods  have had and will  have on the high  yield  market,  some analysts  believe a protracted  economic  downturn  would  severely  disrupt the
market  for  high  yield  securities,   would  adversely  affect  the  value  of
outstanding  bonds, and would adversely affect the ability of high yield issuers to repay principal and interest.  Those analysts cite volatility  experienced in the high yield market in the past as evidence for their  position.  It is likely that  protracted  periods of  economic  uncertainty  would  result in  increased volatility in the market prices of high yield  securities and an increase in the number of high yield bond defaults.

Special Risks Associated with Foreign Currency Options

     Buyers and  sellers of foreign  currency  options  are  subject to the same risks that apply to options  generally,  as described below. In addition,  there are certain additional risks associated with foreign currency options, including taxation risks.  The markets in foreign currency options are relatively new, and the Fund's  ability to  establish  and close out  positions  on such  options is subject to the maintenance of a liquid secondary market.  Although the Fund will not  purchase  or write such  options  unless and until,  in the  opinion of the
Advisor, the market for them has developed sufficiently to ensure that the risks in  connection  with such options are not greater  than the risks in  connection with the underlying currency,  there can be no assurance that a liquid secondary market will exist for a  particular  option at any specific  time.  In addition, options on foreign  currencies  are  affected by most of the same  factors  that influence foreign exchange rates and investments generally.

     The  value of a  foreign  currency  option  depends  upon the  value of the underlying  currency relative to the U.S. dollar. As a result,  the price of the option  position may vary with changes in the value of either or both currencies and may have no  relationship  to the investment  merits of a foreign  security.
Because foreign currency transactions  occurring in the interbank market involve substantially  larger  amounts  than  those that may be  involved  in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market  (generally  consisting of  transactions of less than $1 million)
for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no  systematic  reporting  of last sale  information  for  foreign currencies or any  regulatory  requirement  that  quotations  available  through dealers or other market sources be firm or revised on a timely basis.  Available quotation information is generally  representative of very large transactions in the interbank market and thus may not reflect  relatively  smaller  transactions
(i.e.,  less than $1 million) where rates may be less  favorable.  The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S.  option  markets are closed  while the markets for the  underlying currencies  remain open,  significant price and rate movements may take place in the  underlying  markets that cannot be reflected in the options  markets  until they reopen.

Risk Characteristics of Options and Futures

     Options  and  futures  transactions  can be  highly  volatile  investments.
Successful  hedging  strategies  require the anticipation of future movements in securities prices,  interest rates and other economic factors.  When a fund uses futures  contracts and options as hedging devices,  the prices of the securities subject to the futures  contracts and options may not correlate  with the prices of the  securities  in a  portfolio.  This may cause the  futures and options to react to market  changes  differently  than the  portfolio  securities.  Even if expectations about the market and economic factors are correct, a hedge could be unsuccessful  if  changes  in the  value  of  the  portfolio  securities  do not correspond  to changes in the value of the  futures  contracts.  The  ability to establish  and close out  futures  contracts  and  options on futures  contracts positions  depends on the availability of a secondary market. If these positions cannot be closed  out due to  disruptions  in the  market or lack of  liquidity, losses may be  sustained  on the futures  contract or option.  Special tax rules apply to options and futures.

Special Risks  Associated with Foreign  Currency  Futures  Contracts and Related
Options

     Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures  generally,  as described  above. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging  device  similar  to those  associated  with  options  on foreign currencies, as described above.

     Options  on  foreign  currency   futures   contracts  may  involve  certain
additional risks,  including taxation risks. Trading options on foreign currency futures  contracts is  relatively  new.  The ability to establish  and close out positions on such options is subject to the  maintenance  of a liquid  secondary market.  To reduce this risk,  the Fund will not  purchase  or write  options on foreign  currency  futures  contracts  unless and until,  in the  opinion of the
Advisor,  the market for such options has developed  sufficiently that the risks in  connection  with such options are not greater  than the risks in  connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures  contracts,  the purchase of call or put options on futures  contracts  involves less  potential  risk to the
Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs).  However,  there may be circumstances when the purchase of a call or put  option on a futures  contract  would  result in a loss of up to the amount of the premium paid for the option,  such as when there is no movement in the price of the underlying currency or futures contract.

Preferred Securities Risk

     In addition to credit  risk,  investment  in preferred  securities  carries risks,  including deferral risk, redemption risk, limited voting rights, risk of subordination,  and  lack  of  liquidity.  Fully  taxable  or  hybrid  preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. Traditional preferreds also contain  provisions that allow an issuer,  under certain conditions to skip
(in the case of "noncumulative preferreds") or defer (in the case of "cumulative preferreds"),  dividend payments.  If the Fund owns a preferred security that is deferring its  distributions,  the Fund may be required to report income for tax purposes  while it is not  receiving  any  distributions.  Preferred  securities typically  contain  provisions  that allow for redemption in the event of tax or security  law changes in addition to call  features at the option of the issuer.
In the event of a redemption,  the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities typically do not provide any voting  rights,  except in cases when  dividends are in arrears beyond a certain time period,  which varies by issue.  Preferred  securities are  subordinated to bonds and other debt  instruments in a company's  capital  structure in terms of priority to corporate  income and  liquidation  payments,  and therefore will be subject to greater credit risk than those debt instruments. Preferred securities may be  substantially  less  liquid  than many  other  securities,  such as U.S.
government  securities,  corporate  debt or  common  stocks.  Dividends  paid on preferred  securities  may not qualify for the reduced  federal income tax rates applicable to qualified dividends under the Code. See "Tax Matters."

Interest Rate Risk

     Interest rate risk is the risk that preferred  stocks paying fixed dividend rates and fixed-rate debt securities will decline in value because of changes in market  interest  rates.  When  interest  rates rise,  the market  value of such securities  generally will fall. The Fund's  investment in preferred  stocks and fixed-rate  debt  securities  means  that the net  asset  value and price of the common  shares may decline if market  interest  rates rise.  Interest  rates are currently low relative to historic levels.  During periods of declining interest rates,  an issuer of preferred  stock or fixed-rate debt securities may exercise its option to redeem securities prior to maturity,  forcing the Fund to reinvest in lower  yielding  securities.  This is known as call risk.  During  periods of rising  interest  rates,  the average life of certain types of securities may be extended  because of slower  than  expected  payments.  This may lock in a below market  yield,  increase the  security's  duration,  and reduce the value of the security.  This is known as extension risk. The value of the Fund's common stock investments may also be influenced by changes in interest rates.

Duration Risk

     Duration is a measure of the expected life of a fixed income  security that was developed as a more precise alternative to the concept of  term-to-maturity.
Duration  incorporates a bond's yield, coupon interest payments,  final maturity and call features into one measure. The duration of a fixed income security is a measure of the portfolio's  sensitivity to changes in interest rates.  Prices of fixed income  securities with longer effective  maturities are more sensitive to interest rate changes than those with shorter effective  maturities.  As nominal interest  rates rise, the value of fixed income  securities  held by the Fund is likely to decrease.

Convertible Securities Risk

     The value of a convertible security is a function of its "investment value"
(determined  by its yield in comparison  with the yields of other  securities of comparable maturity and quality that do not have a conversion privilege) and its
"conversion value" (the security's worth, at market value, if converted into the underlying  common  stock).  The investment  value of a convertible  security is influenced by changes in interest  rates,  with  investment  value  declining as interest rates  increase and  increasing as interest  rates decline.  The credit standing  of the  issuer  and  other  factors  may also  have an  effect  on the convertible  security's  investment value. The conversion value of a convertible security is determined by the market price of the  underlying  common stock.  If the conversion  value is low relative to the investment  value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible  security approaches maturity.
To the extent the market  price of the  underlying  common stock  approaches  or exceeds the  conversion  price,  the price of the  convertible  security will be
increasingly   influenced  by  its  conversion  value.  A  convertible  security generally  will sell at a premium  over its  conversion  value by the  extent to which investors place value on the right to acquire the underlying  common stock while holding a fixed income security.

     A  convertible  security may be subject to  redemption at the option of the
issuer  at  a  price  established  in  the  convertible   security's   governing
instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the  security,  convert it into the  underlying  common stock or sell it to a third party.  Any of these actions  could have an  adverse  effect on the  Fund's  ability  to achieve  its investment objectives.

Illiquid Securities Risk

     Restricted  securities and other  illiquid  investments of the Fund involve the risk that the securities  will not be able to be sold at the time desired by the Advisor or at prices  approximating  the value at which the Fund is carrying the securities.  Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period  may elapse  between  the  decision  to sell and the time the Fund may be permitted to sell a security  under an  effective  registration  statement.  If, during such a period,  adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists and other illiquid  investments are valued at  fair  value  as  determined  in  accordance  with  procedures  approved  and periodically reviewed by the Trustees of the Fund.

Inflation Risk

     Inflation  risk is the risk that the  purchasing  power of assets or income from  investments  will be worth less in the future as inflation  decreases  the value of money. As inflation increases,  the real value of the common shares and distributions  thereon can decline.  In  addition,  during any periods of rising inflation,  dividend  rates of any  preferred  shares of the Fund  would  likely increase, which would tend to further reduce returns to common shareholders.

Securities Lending Risk

     The Fund may lend its  portfolio  securities to banks or dealers which meet the creditworthiness standards established by the Board of Trustees of the Fund.
Securities  lending  is subject to the risk that  loaned  securities  may not be available  to the Fund on a timely basis and the Fund may,  therefore,  lose the opportunity to sell the securities at a desirable  price. Any loss in the market price of  securities  loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would  adversely  affect the Fund's  performance.
Also, there may be delays in recovery,  or no recovery,  of securities loaned or even a loss of rights in the  collateral  should the borrower of the  securities fail financially while the loan is outstanding.

     The  Fund's  entry  into  securities  lending  transactions  may  cause the replacement  income  earned on the  loaned  securities  to fall  outside  of the definition of qualified dividend income.  This replacement income generally will not be eligible for reduced federal income tax rates under the Code.

Market Disruption and Geopolitical Risk

     The  aftermath of the war in Iraq and the  continuing  occupation  of Iraq, instability  in the Middle East and  terrorist  attacks in the United States and around the world may result in market  volatility and may have long-term effects on the U.S.  and  worldwide  financial  markets and may cause  further  economic uncertainties  in the United  States and  worldwide.  The Fund does not know how long the  securities  markets  will  continue to be affected by these events and cannot  predict the effects of the occupation or similar events in the future on the U.S. economy and securities markets.

Anti-Takeover Provisions

     The Fund's  Agreement and  Declaration  of Trust includes  provisions  that could limit the ability of other  entities or persons to acquire  control of the
Fund,  convert the Fund to open-end  status,  or change the  composition  of its
Board of Trustees.  These  provisions could deprive the holders of common shares of  opportunities to sell their common shares at a premium over the then current market  price of the common  shares or at net asset  value.  See  "Anti-Takeover
Provisions in the Agreement and Declaration of Trust." Tax Risks

     The Fund's investment policies and trading strategies,  including,  but not
limited  to,  dividend  strategies,   high  portfolio  turnover,   short  sales,
securities lending, use of derivatives and investment in foreign securities, may result in a larger  portion of its income being  taxable at ordinary  income tax rates than might  otherwise  be the case.  In  addition,  the Fund may invest in complex  securities  that could be subject to  numerous  special and complex tax rules.  These  rules  could  accelerate  the  recognition  of income by the Fund
(possibly  causing the Fund to sell  securities  to raise the cash for necessary distributions)  and/or  defer the Fund's  ability to  recognize a loss,  and, in limited  cases,  subject the Fund to U.S.  federal  income tax on income.  These rules could also affect  whether gain or loss  recognized by the Fund is treated as ordinary or capital,  or as interest or dividend  income.  These rules could, therefore,  affect the amount,  timing or character of the income distributed to you by the Fund. See "Tax Matters."

     Given the risks described above, an investment in the common shares may not be appropriate for all investors.  You should carefully consider your ability to assume these risks before making an investment in the Fund.

                            HOW THE FUND MANAGES RISK

Investment Limitations

     The Fund has  adopted  certain  investment  limitations  designed  to limit investment  risk.  These  limitations  are  fundamental  and may not be  changed without the  approval of the  holders of a majority  of the  outstanding  common shares. Among other restrictions,  the Fund will not invest more than 25% of its net  assets in  securities  of  issuers  in any one  industry.  See  "Investment
Objectives  and  Policies" in the  Statement  of  Additional  Information  for a
complete list of the fundamental and non-fundamental  investment policies of the
Fund.

Strategic Transactions

     The Fund may use various investment  strategies  designed to limit the risk of  fluctuations  in the  Fund's  investments  and to  preserve  capital.  These
strategies  include  using  swaps,  financial  futures  contracts,   options  on
financial futures,  or options based on either an index of long-term  securities or on equity securities whose prices, in the opinion of DMC,  correlate with the prices of the Fund's investments.

                             MANAGEMENT OF THE FUND

Trustees and Officers

     The Board of Trustees is  responsible  for the  overall  management  of the
Fund,  including  supervision  of the duties  performed by DMC. There are [____]
trustees of the Fund. A majority of the trustees  are not  "interested  persons"
(as defined in the 1940 Act) of the Fund.  The name and business  address of the trustees  and  officers of the Fund and their  principal  occupations  and other affiliations  during the past five years are set forth under  "Management of the
Fund" in the Statement of Additional Information.

Investment Advisor

     Delaware Management Company ("DMC" or the "Advisor"),  a series of Delaware
Management Business Trust, acts as the Fund's investment  advisor.  DMC, located at 2005 Market Street,  Philadelphia,  Pennsylvania  19103,  provides investment advisory  services  for  registered  investment  companies.  DMC is an  indirect subsidiary  of  Lincoln  National  Corporation,  a publicly  traded  corporation
(NYSE-LNC).  As of March 31, 2007,  the assets under  management  of DMC and its affiliates  ("Delaware  Investments")  totaled  nearly $[__]  billion,  of which approximately  $[__]  billion  were  managed  by DMC.  Through a broad  range of managed accounts and portfolios, mutual funds, retirement accounts,  sub-advised
funds,  education  savings  plans,  and  other  investment  products,   Delaware
Investments   provides  investment  services  to  individual  investors  and  to institutional investors,  such as private and public pension funds, foundations, and endowment funds.

     Delaware  Investments traces its roots to 1938, and has experience managing open- and  closed-end  products.  As of March  31,  2007,  Delaware  Investments advised a closed-end family of six active funds with  approximately $553 million in assets. Headquartered in Philadelphia, Delaware Investments has more than 800 employees located throughout the United States.

     Portfolio Managers.  Delaware  Investments uses a team approach in managing the Fund's portfolio.  Delaware  Investments  believes that this approach offers substantial  benefits  over  one  that is  dependent  on the  market  wisdom  or investment expertise of only a few individuals.

     The members of the portfolio management team who are primarily  responsible for the  day-to-day  management  of the Fund are Babak (Bob)  Zenouzi,  Damon J.
Andres, D. Tysen Nutt Jr., Thomas H. Chow, Philip R. Perkins,  Zoe A. Neale, and
Liu-Er Chen. Mr. Zenouzi,  lead manager, is primarily  responsible for the asset allocation decisions of the Fund.

     Mr. Zenouzi,  Senior Vice President and Senior Portfolio Manager,  rejoined
Delaware  Investments  in May 2006. He left Delaware  Investments  in 1999 after seven  years as an  analyst  and  portfolio  manager.  Currently,  he leads  the
Delaware  Investments'  REIT group,  including  the team,  its process,  and its institutional  and retail products,  which he created during his prior time with
Delaware  Investments.  He also serves as lead  portfolio  manager for  Delaware
Investments'  Dividend Income products,  which he helped to create in the 1990s.
Most recently,  Mr. Zenouzi worked at Chartwell Investment Partners from 1999 to
2006,  where he was a  partner  and  senior  portfolio  manager  on  Chartwell's
Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis.  Mr. Zenouzi earned a master's  degree in finance from Boston  College and a bachelor's  degree from
Babson  College.  He is a member  of the  National  Association  of Real  Estate
Investment Trusts.

     Mr. Andres,  Vice President and Senior Portfolio  Manager,  joined Delaware
Investments  in 1994,  and  currently  serves as a  portfolio  manager  for REIT investments and convertibles and dividend income products. From 1991 to 1994, he
performed   investment-consulting   services  as  a  consulting  associate  with
Cambridge  Associates.  Mr.  Andres  earned  a  bachelor's  degree  in  business administration with an emphasis in finance and accounting from the University of
Richmond and is a Chartered Financial Analyst.

     Mr. Nutt, Senior Vice President,  Senior Portfolio  Manager,  Team Leader -
Large-Cap Value Focus Equity, joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for Delaware Investments' Large-Cap Value
Focus  strategy.  Before  joining  Delaware  Investments,  Mr. Nutt led the U.S.
Active Large-Cap Value team within Merrill Lynch Investment  Managers  ("MLIM"), where he managed mutual funds and separate accounts for institutions and private clients. Mr. Nutt departed MLIM as a managing director. Prior to joining MLIM in
1994, Mr. Nutt was with Van Deventer & Hoch,  where he managed  large-cap  value portfolios for institutions and private clients.  He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments.
Mr. Nutt earned his bachelor's degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute

     Mr.  Chow,  Senior Vice  President  and Senior  Portfolio  Manager,  joined
Delaware Investments in 2001. He is a member of Delaware Investments'  Insurance
Asset Management team with primary  responsibility  for portfolio  management of accounts  supporting  Lincoln  Financial Group and other  third-party  insurance clients.  Prior to joining Delaware  Investments,  he was a trader of high grade and high yield  securities,  and was  involved in the  portfolio  management  of collateralized bond obligations and insurance  portfolios at SunAmerica/AIG from
1997 to 2001. Before that, he was an analyst,  trader,  and portfolio manager at
Conseco  Capital  Management  from 1989 to 1997.  Mr. Chow received a bachelor's degree in business analysis from Indiana University,  and he is a Fellow of Life
Management Institute.

     Mr. Perkins,  Senior Vice President and Senior  Portfolio  Manager,  joined
Delaware Investments in 2003. He leads Delaware Investments'  international bond team, where his responsibilities  include managing global bond assets across the product matrix.  Prior to joining  Delaware  Investments,  Mr. Perkins worked at
Deutsche Bank for five years. He served as a managing director in global markets from 2001 to 2003,  during that same time he was the chief operating officer for the Bank's  emerging  markets  division in London,  and from 1998 to 2001 he was responsible for local markets trading in Moscow.  Prior to that, Mr. Perkins was chief  executive  officer of Dinner Key  Advisors,  a  registered  broker/dealer founded to trade derivative mortgage-backed bonds with institutional clients. He began his career at Salomon  Brothers,  where he was a mortgage/CMO  trader from
1985 to 1990. Mr.  Perkins holds a bachelor's  degree in  international  studies with a minor in computer science from the University of Notre Dame.

     Ms.  Neale,   Senior  Vice  President  and  Chief   Investment   Officer  -
International  Equity,  joined  Delaware  Investments  in June  2005 to  develop
Delaware  Investments'  International  Value Equity  strategies,  from  Arborway
Capital,   which  she  co-founded  in  January  2005.  Previously  she  ran  the
International  Value  Strategies  business  at Thomas  Weisel  Asset  Management
("TWAM").  She joined TWAM when it acquired  ValueQuest/TA  in 2002.  Ms.  Neale started at  ValueQuest  in 1996 and served as a senior  investment  professional with  portfolio  management  and global  research  responsibilities  for several sectors. Prior to ValueQuest,  she was an assistant vice president and portfolio manager for Anchor Capital Advisors, with generalist research  responsibilities.
Ms. Neale earned a bachelor's  degree in economics from the University of Texas,
Austin, and an MBA from Northeastern University.

     Mr.  Chen,  Senior  Vice  President,  Chief  Investment  Officer - Emerging
Markets,  joined  Delaware  Investments  in  September  2006  to  lead  Delaware
Investments' international Emerging Markets team. Previously, he spent nearly 11 years at Evergreen Investment Management Company,  where he most recently served as managing director and senior portfolio  manager.  He co-managed the Evergreen
Emerging  Markets  Growth  Fund from 1999 to 2001,  and became  the Fund's  sole manager in 2001. He also served as the sole manager of the Evergreen Health Care
Fund since its inception in 1999. Mr. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management,  Mr. Chen worked for three years in sales,  marketing,  and business development for major
American  and  European  pharmaceutical  and  medical  device  companies.  He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

     The Statement of Additional  Information  contains  additional  information about other accounts managed by the portfolio managers,  the compensation of the portfolio  managers,  and the portfolio managers' ownership of the common shares of the Fund.

Investment Management Agreement

     Under the general  supervision  of the Fund's Board of  Trustees,  DMC will carry out the  investment  and  reinvestment  of the  assets  of the Fund,  will furnish  continuously  an  investment  program  with  respect to the Fund,  will determine which  securities  should be purchased,  sold, or exchanged,  and will implement such  determinations.  DMC will furnish to the Fund investment  advice and office facilities, equipment, and personnel for servicing the investments of the Fund.  DMC will  compensate  all  Trustees  and officers of the Fund who are members of DMC's  organization and who render  investment  services to the Fund, and will also  compensate  all other DMC  personnel  who  provide  research  and investment services to the Fund. In return for these services,  facilities,  and payments,  the Fund has agreed to pay DMC as  compensation  under the investment management  agreement a monthly fee  computed at the annual rate of 1.00% of the average daily total assets of the Fund. When the Fund is utilizing leverage, the fee paid to DSC will be higher than if the Fund did not use leverage because the fees paid will be calculated based on the Fund's total assets, which include the principal amount of outstanding borrowings used for leverage.

     In addition to the management fee of DMC, the Fund pays all other costs and expenses of its  operations,  including but not limited to,  compensation of its trustees (other than those affiliated with DMC), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing  fees and  expenses,  expenses  of  independent  auditors,  expenses  of
repurchasing   shares,   expenses  of  preparing,   printing  and   distributing
shareholder  reports,  notices,  proxy  statements  and reports to  governmental agencies, and taxes, if any.

     A discussion of the basis for the Board's approval of the Fund's investment management  agreement  will be available in the Fund's  [annual or  semi-annual]
report to shareholders for the period ended [_________], 200[_].

                                 NET ASSET VALUE

     The net asset value of the common shares of the Fund will be computed based upon  the  value  of the  Fund's  portfolio  securities  and  other  assets  and liabilities.  Net asset value per common share will be determined on each Friday and each month end as of the close of the regular  trading  session on the NYSE.
The Fund calculates net asset value per common share by subtracting  liabilities
(including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets,  including  interest  accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

     Equity  securities,  except those  traded on the NASDAQ,  are valued at the last  quoted  sales  price  as of time of the  regular  close of the NYSE on the valuation  date.  Securities  traded on the NASDAQ are valued in accordance with the NASDAQ official closing price,  which may not be the last sales price. If on a particular  day an equity  security does not trade,  then the mean between the bid and asked prices will be used.  Securities  listed on a foreign exchange are normally  valued at the last quoted sales price before the Fund is valued.  U.S.
government  and agency  securities  are valued at the mean  between  the bid and asked prices.  Long-term debt  securities  are valued by an independent  pricing service  and  such  prices  are  believed  to  reflect  the  fair  value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which  approximates  market value.  Securities lending collateral is valued at amortized cost, which approximates market value. Foreign currency exchange  contracts and foreign  cross-currency  exchange contracts are valued at the mean  between the bid and asked  prices of the  contracts  and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith  under the  direction  of the
Fund's Board of Trustees.  In determining  whether market quotations are readily available or fair  valuation  will be used,  various  factors will be taken into consideration,  such as market closures,  or with respect to foreign securities, aftermarket  trading or  significant  events after local market  trading  (e.g., government actions or  pronouncements,  trading volume or volatility on markets, exchanges among dealers, or news events).

                                  DISTRIBUTIONS

     Commencing  with the Fund's  initial  dividend,  the Fund intends to make a level cash distribution each month to common shareholders  pursuant to a managed distribution  policy.  Under  the  policy,  the Fund is  managed  with a goal of generating as much of the  distribution  as possible  from ordinary  income (net investment income and short-term capital gains). The balance of the distribution will then come from  long-term  capital  gains to the extent  permitted  and, if necessary,  a return of  capital.  The  Advisor  expects to declare  the initial monthly  dividend on the Fund's  common shares  within  approximately  [45] days after  completion  of this  offering  and to pay that initial  monthly  dividend approximately  [60 to 90] days  after  completion  of this  offering.  The level dividend  rate may be modified by the Board of Trustees  from time to time.  The
Board of Trustees may also determine to amend their managed  distribution policy to modify the Fund's distribution frequency from monthly to some other period.

     DMC  currently  intends  to  apply  to  the  U.S.   Securities  &  Exchange
Commission,  on behalf of the Fund,  for an exemption  from Section 19(b) of the
Investment  Company Act of 1940,  as amended  (the "1940  Act"),  and Rule 19b-1 thereunder  permitting  the Fund to make  periodic  distributions  of  long-term capital gains.  No assurance can be given that the U.S.  Securities and Exchange
Commission will grant the exemption to the Fund. This offering,  however, is not contingent upon the receipt of such exemption. See "Distribution Policy."

     The level dividend distribution described above would result in the payment of approximately  the same amount to the Fund's  shareholders each month. If the source  of  the  dividend  or  other  distribution  were  the  original  capital contribution  of the  shareholder,  and the  payment  amounted  to a  return  of capital,  Section  19(a) of the 1940 Act and Rule 19a-1  thereunder  require the
Fund to  provide  shareholders  with  written  disclosure  to that  effect  that accompanies such payment.  Nevertheless,  persons who  periodically  receive the payment of a dividend or other  distribution  may be under the  impression  that they are receiving net profits when they are not.  Shareholders  should read any written disclosure  provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any  distribution  from the Fund is net profit. See "Distributions."

     Shareholders  will  automatically  have  all  dividends  and  distributions reinvested  in common  shares  issued  by the Fund or common  shares of the Fund purchased in the open market in accordance with the Fund's dividend reinvestment plan,  unless an election is made to receive cash.  See  "Dividend  Reinvestment
Plan."

     The tax treatment and characterization of the Fund's distributions may vary significantly  from time to time  because  of the  varied  nature of the  Fund's investments.  In light of the Fund's investment  policies,  the Fund anticipates that the 1940 Act will require it to accompany each monthly  distribution with a statement  setting  forth the estimated  source (as between net income,  capital gains, and return of capital) of the  distribution  made. The Fund will indicate the proportion of its capital gains distributions that constitute  long-term and short-term  gains  annually.  The  ultimate tax  characterization  of the Fund's distributions  made in a calendar or fiscal year  cannot  finally be  determined until after the end of that fiscal  year.  As a result,  there is a  possibility that the Fund may make total  distributions  during a calendar or fiscal year in an amount that exceeds the Fund's net investment  company taxable income and net capital gains for the relevant  fiscal year. In such  situations,  the amount by which the Fund's total  distributions  exceed its net investment company taxable income and net capital gains would  generally be treated as a tax-free return of capital reducing the amount of a shareholder's  tax basis in such  shareholder's shares,  with any amounts  exceeding such basis treated as gain from the sale of shares.

     Various  factors  will  affect the level of the Fund's  current  income and current gains,  such as its asset mix, and the Fund's use of options.  To permit the Fund to maintain a more stable distribution,  the Fund may from time to time distribute  less  than the  entire  amount  of  income  and  gains  earned  in a particular  period.  The  undistributed  income and gains would be  available to supplement future distributions. As a result, the distributions paid by the Fund for any  particular  period  may be more or less than the  amount of income  and gains actually earned by the Fund during that period.  Undistributed  income and gains will add to the Fund's net asset value and, correspondingly, distributions from undistributed  income and gains and from capital,  if any, will deduct from the Fund's net asset value.

     Shareholders  will  automatically  have  all  dividends  and  distributions reinvested  in common  shares of the Fund issued by the Fund or common shares of the Fund  purchased in the open market in  accordance  with the Fund's  dividend reinvestment  plan,  unless an election is made to receive  cash.  See "Dividend
Reinvestment Plan."

                           DIVIDEND REINVESTMENT PLAN

     Unless the  registered  owner of common  shares  elects to receive  cash by contacting the Plan Agent (as defined  below),  all dividends  declared for your common shares of the Fund will be automatically  reinvested by [_______________]
(the "Plan Agent"),  agent for shareholders in administering the Fund's Dividend
Reinvestment  Plan (the "Plan"),  in additional  common shares of the Fund. If a registered  owner of common shares elects not to  participate  in the Plan,  you will receive all dividends in cash paid by check mailed  directly to you (or, if the shares are held in street or other  nominee  name,  then to such nominee) by
[_______________],   as  dividend   disbursing  agent.  You  may  elect  not  to
participate in the Plan and to receive all dividends in cash by sending  written instructions or by contacting  [_______________],  as dividend disbursing agent, at the  address  set  forth  below.  Participation  in the  Plan  is  completely voluntary  and may be  terminated  or  resumed  at any time  without  penalty by contacting  the Plan Agent  before the  dividend  record  date;  otherwise  such termination  or resumption  will be effective  with respect to any  subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may  re-invest  that cash in  additional  common shares  of the Fund for you.  If you  wish for all  dividends  declared  on your common shares of the Fund to be automatically  reinvested  pursuant to the Plan, please contact your broker.

     The Plan Agent will open an account for each common  shareholder  under the
Plan in the same name in which such shareholder's  common shares are registered.
Whenever  the Fund  declares  a  dividend  or other  distribution  (together,  a
"dividend") payable in cash,  non-participants in the Plan will receive cash and participants  in the Plan will  receive the  equivalent  in common  shares.  The common shares will be acquired by the Plan Agent for the participants' accounts, depending upon the circumstances  described below, either (i) through receipt of additional  unissued but  authorized  common shares from the Fund ("newly issued common  shares") or (ii) by purchase of  outstanding  common  shares on the open market ("open-market purchases") on the NYSE or elsewhere.

     If, on the payment date for any dividend, the market price per common share plus  estimated  brokerage  commissions  is greater than the net asset value per common share (such condition being referred to herein as "market premium"),  the
Plan Agent will  invest  the  dividend  amount in newly  issued  common  shares, including fractions,  on behalf of the participants.  The number of newly issued common shares to be credited to each participant's account will be determined by dividing  the dollar  amount of the  dividend  by the net asset value per common share on the  payment  date;  provided  that,  if the net asset value per common share is less than 95% of the market price per common share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per common share on the payment date.

     If, on the payment  date for any  dividend,  the net asset value per common share is greater than the market value per common share plus estimated brokerage commissions (such condition being referred to herein as "market discount"),  the
Plan Agent will invest the dividend  amount in common shares  acquired on behalf of the participants in open-market purchases.

     In the event of a market discount on the payment date for any dividend, the
Plan Agent will have until the last  business  day before the next date on which the common shares trade on an "ex-dividend"  basis or 120 days after the payment date for such  dividend,  whichever  is sooner (the "last  purchase  date"),  to invest the dividend amount in common shares  acquired in open-market  purchases.
It is  contemplated  that the Fund will pay monthly  dividends.  Therefore,  the period during which  open-market  purchases can be made will exist only from the payment  date of each  dividend  through the date before the next  "ex-dividend"
date of the third month of the quarter.  If, before the Plan Agent has completed its  open-market  purchases,  the market price of a common share exceeds the net asset value per common share,  the average per common share  purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the  acquisition of fewer common shares than if the dividend had been paid in newly  issued  common  shares  on the  dividend  payment  date.  Because  of the foregoing difficulty with respect to open market purchases, if the Plan Agent is unable to invest the full dividend  amount in open market  purchases  during the purchase  period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making  open-market  purchases and may invest the  uninvested  portion of the dividend  amount in newly  issued  common shares at the net asset  value per common  share at the close of business on the last purchase  date;  provided  that, if the net asset value per common share is less than 95% of the market  price per common  share on the  payment  date,  the dollar  amount of the  dividend  will be divided by 95% of the market  price per common share on the payment date.

     The  Plan  Agent  maintains  all  shareholders'  accounts  in the  Plan and furnishes  written  confirmation of all transactions in the accounts,  including information needed by shareholders for tax records. Common shares in the account of each Plan  participant  will be held by the Plan  Agent on behalf of the Plan participant,  and each shareholder  proxy will include those shares purchased or
received   pursuant  to  the  Plan.  The  Plan  Agent  will  forward  all  proxy solicitation  materials to  participants  and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

     In the case of shareholders  such as banks,  brokers or nominees which hold shares for others who are the beneficial  owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record  shareholder's  name and held for the account of beneficial owners who participate in the Plan.

     There will be no brokerage  charges with  respect to common  shares  issued directly by the Fund.  However,  each  participant  will pay a pro rata share of brokerage  commissions  incurred in connection with open-market  purchases.  The automatic  reinvestment  of dividends will not relieve  participants of any U.S.
federal,  state or local  income  tax that may be  payable  (or  required  to be withheld) on such dividends.  Participants that request a sale of shares through the Plan Agent are subject to a $[_____] sales fee and a brokerage commission of
$[____] per share sold.

     The Fund  reserves  the right to amend or terminate  the Plan.  There is no direct service charge to  participants in the Plan;  however,  the Fund reserves the  right  to  amend  the Plan to  include  a  service  charge  payable  by the participants.

     All correspondence concerning the Plan should be directed to the Plan Agent at [___address___]; telephone: [___________].

                        DESCRIPTION OF CAPITAL STRUCTURE

     The Fund is a statutory trust organized under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated as of  [________________],  2007.
The  Fund is  authorized  to issue an  unlimited  number  of  common  shares  of beneficial interest, without par value. Each common share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable,  except that the trustees shall have the power to cause shareholders  to pay  expenses  of the  Fund by  setting  off  charges  due from shareholders  from  declared  but unpaid  dividends  or  distributions  owed the shareholders  and/or by  reducing  the  number of  common  shares  owned by each respective shareholder.  All common shares are equal as to dividends, assets and voting  privileges  and have no  conversion,  preemptive  or other  subscription rights. The Fund will send annual and semi-annual  reports,  including financial statements, to all holders of its shares.

     The Fund has no present  intention of offering any additional common shares other than the common shares it may issue under the Fund's Plan.  Any additional offerings  of  common  shares  will  require  approval  by the  Fund's  Board of
Trustees.  Any  additional  offering  of common  shares  will be  subject to the requirements  of the 1940 Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection  with an offering to  existing  holders of common  shares or with the consent of a majority of the Fund's outstanding voting securities.

     The Fund  anticipates  that its  common  shares  will be listed on the NYSE under the symbol "[___]." Net asset value will be reduced immediately  following the offering of common  shares by the amount of the sales load and the amount of the offering expenses paid by the Fund. See "Summary of Fund Expenses."

     Unlike  open-end  funds,   closed-end   funds  such  as  the  Fund  do  not
continuously  offer shares and do not provide daily  redemptions.  Rather,  if a shareholder  determines to buy  additional  common shares or sell shares already held,  the  shareholder  may do so by  trading  through  a broker on the NYSE or otherwise.  Shares of closed-end  investment  companies  frequently  trade on an exchange at prices lower than net asset value.  Shares of closed-end  investment companies  like  the  Fund  that  invest  predominantly  in  dividend-paying  or income-generating  securities  have during some periods  traded at prices higher than net asset value and during  other  periods have traded at prices lower than net asset value. Because the market value of the common shares may be influenced by such factors as dividend levels, call protection on its portfolio securities, dividend stability,  portfolio credit quality, net asset value,  relative demand for and  supply of such  shares  in the  market,  general  market  and  economic conditions  and other  factors  beyond the control of the Fund,  the Fund cannot assure you that common  shares will trade at a price equal to or higher than net asset  value in the  future.  The  common  shares  are  designed  primarily  for long-term  investors and you should not purchase the common shares if you intend to sell them soon after purchase.

     The Fund generally will not issue share certificates. However, upon written request to the Fund's transfer agent, a share certificate will be issued for any or all of the full common  shares  credited to a record  shareholder's  account.
Common share  certificates that have been issued to a record  shareholder may be returned at any time.  The Fund's  Transfer  Agent will  maintain an account for each  shareholder  upon  which the  registration  and  transfer  of  shares  are recorded, and transfers will be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a shareholder provide requests in writing,  accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Borrowings

     The Fund is  authorized to borrow or issue  commercial  paper or other debt securities  for  financial  leveraging  purposes.  Under the 1940 Act,  the Fund generally is not permitted to issue commercial paper or notes or engage in other borrowings  unless,  immediately  after the  borrowing,  the value of the Fund's total assets less  liabilities  other than the principal  amount  represented by commercial paper, notes or other borrowings,  is at least 300% of such principal amount.  In addition,  the Fund is not permitted to declare any cash dividend or other distribution on the common shares unless, at the time of such declaration, the value of the Fund's total assets,  less liabilities other than the principal amount  represented  by borrowings,  is at least 300% of such  principal  amount after deducting the amount of such dividend or other distribution.  [If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the  principal  amount  of any  outstanding  commercial  paper,  notes  or other borrowings to the extent necessary to maintain the required asset coverage.]

     The  terms  of any such  borrowings  may  require  the Fund to pay a fee to maintain a line of credit,  such as a  commitment  fee, or to  maintain  minimum average balances with a lender. Any such requirements would increase the cost of such borrowings over the stated interest rate. Such lenders would have the right to receive interest on and repayment of principal of any such borrowings,  which right will be senior to those of the common  shareholders.  Any such  borrowings may contain provisions  limiting certain  activities of the Fund,  including the payment  of  dividends  to common  shareholders  in certain  circumstances.  Any borrowings  will  likely be ranked  senior  or equal to all other  existing  and future  borrowings  of the Fund.  If the Fund  utilizes  borrowings,  the common shareholders  will bear the offering  costs of the  issuance of any  borrowings, which are currently  expected to be approximately  [___]% of the total amount of an offering of borrowings.

     Certain  types of  borrowings  subject  the  Fund to  covenants  in  credit agreements  relating to asset coverage and portfolio  composition  requirements.
Certain  borrowings  issued by the Fund  also may  subject  the Fund to  certain restrictions  on  investments  imposed  by  guidelines  of one or  more  ratings agencies,  which may issue  ratings for such  borrowings.  Such  guidelines  may impose  asset  coverage  or  portfolio  composition  requirements  that are more stringent than those imposed by the 1940 Act. It is not  anticipated  that these covenants  or  guidelines  will  impede the  Advisor  from  managing  the Fund's portfolio in accordance with the Fund's investment objective and policies.

     The  1940  Act  grants  to  the   lenders  to  the  Fund,   under   certain
circumstances,  certain  voting rights in the event of default in the payment of interest  on or  repayment  of  principal.  Failure to  maintain  certain  asset coverage  requirements  could result in an event of default and entitle the debt holders to elect a majority of the Board of Trustees. See "Effects of Leverage."

Preferred Shares

     The Declaration of Trust  authorizes the issuance of an unlimited number of shares of  beneficial  interest  with  preference  rights,  including  preferred shares,  having no par value per share or such other  amount as the Trustees may establish,  in one or more  series,  with rights as  determined  by the Board of
Trustees,  by action of the Board of Trustees without the approval of the common shareholders.  The Board may, but has no current  intention to, issue  preferred shares.

     Under the  requirements of the 1940 Act, the Fund must,  immediately  after the issuance of any preferred shares, have an "asset coverage" of at least 200%.
Asset  coverage means the ratio which the value of the total assets of the Fund, less all liability and  indebtedness  not  represented by senior  securities (as defined in the 1940 Act),  bears to the  aggregate  amount of senior  securities representing  indebtedness  of the Fund, if any, plus the aggregate  liquidation preference of the preferred  shares. If the Fund seeks a rating of the preferred shares, asset coverage requirements,  in addition to those set forth in the 1940
Act, may be imposed.  The liquidation  value of the preferred shares is expected to equal their aggregate  original  purchase price plus redemption  premium,  if any,  together  with any accrued and unpaid  dividends  thereon (on a cumulative basis),  whether or not earned or declared.  The terms of the preferred  shares, including  their  dividend  rate,  voting  rights,  liquidation  preference  and redemption  provisions,  will be determined by the Board of Trustees (subject to applicable  law and the Fund's  Declaration  of Trust) if and when it authorizes the preferred  shares.  The Fund may issue preferred shares that provide for the periodic  redetermination  of the dividend  rate at relatively  short  intervals through an auction or remarketing procedure, although the terms of the preferred shares may also  enable  the Fund to  lengthen  such  intervals.  At times,  the dividend rate as  redetermined  on the Fund's  preferred  shares may approach or exceed the Fund's return after  expenses on the  investment of proceeds from the preferred  shares and the Fund's leveraged  capital  structure would result in a lower  rate of  return  to  common  shareholders  than if the  Fund  were not so structured.  If issued, preferred shares may be viewed as adding leverage to the
Fund.

     In the event of any voluntary or  involuntary  liquidation,  dissolution or winding  up of the Fund,  the terms of any  preferred  shares  may  entitle  the holders of preferred shares to receive a preferential  liquidating  distribution
(expected  to equal  the  original  purchase  price per  share  plus  redemption premium,  if any,  together  with accrued and unpaid  dividends,  whether or not earned or declared and on a cumulative  basis) before any distribution of assets is made to holders of common  shares.  After  payment of the full  amount of the liquidating  distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund.

     Under the 1940 Act, if at any time  dividends on the  preferred  shares are unpaid in an amount equal to two full years' dividends  thereon,  the holders of all outstanding  preferred shares, voting as a class, will be allowed to elect a majority of the Fund's Trustees until all dividends in default have been paid or declared and set apart for payment. In addition, if required by a ratings agency rating the preferred  shares or if the Board of Trustees  determines it to be in the best interests of the common shareholders,  issuance of the preferred shares may result in more  restrictive  provisions  than required by the 1940 Act being imposed.

     If the Fund were to issue  preferred  shares,  it is expected that the Fund would seek a AAA/Aaa  credit  rating for the  preferred  shares from one or more ratings agencies. In that case, as long as preferred shares are outstanding, the composition  of its  portfolio  would  reflect  guidelines  established  by such ratings  agency.  Although,  as of the date hereof,  no such ratings  agency has established  guidelines relating to any such preferred shares, based on previous guidelines  established  by such ratings  agencies for the  securities  of other issuers,  the Fund anticipates that the guidelines with respect to the preferred shares  would  establish  a set of tests  for  portfolio  composition  and asset coverage  that  supplement  (and in some  cases are more  restrictive  than) the applicable requirements under the 1940 Act. Although, at this time, no assurance can be given as to the nature or extent of the guidelines,  which may be imposed in  connection  with  obtaining  a  rating  of the  preferred  shares,  the Fund
currently   anticipates   that  such  guidelines  will  include  asset  coverage
requirements,  which  are more  restrictive  than  those  under  the  1940  Act,
restrictions  on  certain  portfolio   investments  and  investment   practices,
requirements  that the Fund  maintain  a portion  of its  assets in  short-term,
high-quality,   fixed-income   securities  and  certain   mandatory   redemption
requirements  relating to the preferred  shares.  No assurance can be given that the  guidelines  actually  imposed with respect to the preferred  shares by such ratings agency will be more or less restrictive  than guidelines  imposed by the
Board of Trustees on any preferred stock.

       ANTI-TAKEOVER PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

     The Agreement and Declaration of Trust includes  provisions that could have the  effect of  limiting  the  ability of other  entities  or persons to acquire control of the Fund or to change the composition of its Board of Trustees.  This could have the effect of depriving  shareholders of an opportunity to sell their shares at a premium over prevailing  market prices by discouraging a third party from  seeking to obtain  control  over the Fund.  Such  attempts  could have the effect  of  increasing  the  expenses  of the Fund  and  disrupting  the  normal operation of the Fund.  A trustee may be removed  from  office,  with or without cause, by the action of a majority of the trustees then in office.

     In addition,  the Fund's  Agreement and  Declaration  of Trust requires the favorable  vote of a majority of the Fund's  Board of  Trustees  followed by the favorable vote of the holders of at least 75% of the outstanding  shares of each affected class or series of the Fund, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates,  unless the transaction has been approved  by at least 80% of the  trustees,  in which  case "a  majority  of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal  Shareholder")  refers to any person who, whether directly or indirectly  and whether alone or together  with its  affiliates  and associates,  beneficially  owns  5% or  more of the  outstanding  shares  of all outstanding classes or series of common shares of the Fund.

     The 5% holder transactions  subject to these special approval  requirements are: the merger or  consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; the issuance of any securities of the Fund to any Principal  Shareholder for cash,  except pursuant to any automatic  dividend reinvestment plan; the sale, lease or exchange of all or any substantial part of the assets of the Fund to any  Principal  Shareholder,  except  assets having an aggregate  fair  market  value of less than 2% of the total  assets of the Fund, aggregating  for the  purpose of such  computation  all assets  sold,  leased or exchanged in any series of similar transactions within a twelve month period; or
the sale,  lease or  exchange  to the Fund or any  subsidiary  of the  Fund,  in exchange for securities of the Fund, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than 2% of the total assets of the Fund,  aggregating  for  purposes of such  computation  all assets sold, leased or exchanged in any series of similar  transactions within a twelve month period.

     To convert the Fund to an open-end investment company, the Fund's Agreement and  Declaration of Trust requires the favorable vote of a majority of the board of the trustees followed by the favorable vote of the holders of at least 75% of the  outstanding  shares of each affected class or series of shares of the Fund, voting separately as a class or series,  unless such amendment has been approved by at least 80% of the  trustees,  in which case "a majority of the  outstanding voting  securities"  (as defined in the 1940 Act) of the Fund shall be required.
The foregoing vote would satisfy a separate requirement in the 1940 Act that any conversion  of the Fund to an  open-end  investment  company be  approved by the shareholders.  If  approved in the  foregoing  manner,  the Advisor  anticipates conversion of the Fund to an open-end  investment  company might not occur until
90 days after the  shareholders'  meeting at which such  conversion was approved and would  also  require  at least 10 days'  prior  notice to all  shareholders.
Following  any such  conversion,  it is  possible  that  certain  of the  Fund's investment  policies  and  strategies  would  have  to  be  modified  to  assure sufficient  portfolio liquidity.  In the event of conversion,  the common shares would cease to be listed on the NYSE or other national  securities  exchanges or market systems.  Shareholders of an open-end  investment company may require the company to redeem their shares at any time,  except in certain  circumstances as authorized  by or under  the 1940  Act,  at their  net  asset  value,  less such redemption  charge,  if any, as might be in effect at the time of a  redemption.
The Fund expects to pay all such  redemption  requests in cash, but reserves the right to pay  redemption  requests in a combination of cash and  securities.  If such partial  payment in securities  were made,  investors  may incur  brokerage costs in converting  such  securities to cash. If the Fund were  converted to an open-end  fund,  it is likely  that new shares  would be sold at net asset value plus a sales load. The Board of Trustees believes,  however, that the closed-end structure  is  desirable  in  light  of the  Fund's  investment  objectives  and policies.  Therefore,  you should assume that it is not likely that the Board of
Trustees would vote to convert the Fund to an open-end fund.

     For the  purposes of  calculating  "a majority  of the  outstanding  voting securities"  under the Fund's Agreement and Declaration of Trust, each class and series of the Fund shall vote together as a single  class,  except to the extent required by the 1940 Act or the Fund's Agreement and Declaration of Trust,  with respect to any class or series of shares.  If a separate class vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

     The Agreement and  Declaration  of Trust also provides that the Fund may be liquidated  upon the approval of 80% of the Trustees.  The Board of Trustees has determined  that  provisions  with  respect  to the  Board of  Trustees  and the shareholder voting  requirements  described above, which voting requirements are greater than the minimum requirements under Delaware law or the 1940 Act, are in the best interest of shareholders  generally.  For a more complete  explanation, see the full text of these provisions in the Fund's Agreement and Declaration of
Trust, which is on file with the Securities and Exchange Commission.

                            CLOSED-END FUND STRUCTURE

     The Fund is a diversified, closed-end management investment company with no operating  history  (commonly  referred to as a "closed-end  fund").  Closed-end funds differ from  open-end  funds (which are  generally  referred to as "mutual funds") in that  closed-end  funds  generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder.
This means that if you wish to sell your  shares of a  closed-end  fund you must trade them on the market like any other stock at the prevailing  market price at that time.  In a mutual fund,  if the  shareholder  wishes to sell shares of the fund,  the mutual fund will redeem or buy back the shares at "net asset  value."
Also,  mutual  funds  generally  offer new shares on a  continuous  basis to new investors,  and closed-end  funds  generally do not. The continuous  inflows and outflows  of assets in a mutual  fund can make it  difficult  to manage a mutual fund's investments.  By comparison,  closed-end funds are generally able to stay more fully  invested in securities  that are  consistent  with their  investment objectives,  and  also  have  greater  flexibility  to  make  certain  types  of investments,  and  to use  certain  investment  strategies,  such  as  financial leverage and investments in illiquid securities.

     Shares of  closed-end  funds  frequently  trade at a discount  to their net asset  value.  Because of this  possibility  and the  recognition  that any such discount  may not be in the  interest  of  shareholders,  the  Fund's  Board  of
Trustees might  consider from time to time engaging in open-market  repurchases, tender offers for shares or other programs intended to reduce the discount.  The
Advisor cannot guarantee or assure,  however,  that the Fund's Board of Trustees will decide to engage in any of these  actions.  Nor is there any  guarantee  or assurance that such actions,  if undertaken,  would result in the shares trading at a price  equal or close to net asset  value per share.  The Board of Trustees might also consider  converting the Fund to an open-end mutual fund, which would also require a vote of the shareholders of the Fund.

                           REPURCHASE OF COMMON SHARES

     Shares of  closed-end  investment  companies  often  trade at a discount to their net asset value, and the Fund's common shares may also trade at a discount to their net  asset  value,  although  it is  possible  that they may trade at a premium above net asset value. The market price of the Fund's common shares will be determined  by such factors as relative  demand for and supply of such common shares in the market,  the Fund's net asset value,  general  market and economic conditions  and other  factors  beyond the  control of the Fund.  See "Net Asset
Value."  Although  the  Fund's  common  shareholders  will not have the right to redeem their common shares, the Fund may take action to repurchase common shares in the open market or make tender  offers for its common  shares.  This may have the effect of reducing any market discount from net asset value.

     There is no assurance that, if action is undertaken to repurchase or tender for common shares,  such action will result in the common  shares'  trading at a price that  approximates  their net asset value.  Although share repurchases and tenders  could have a favorable  effect on the market price of the Fund's common shares,  you should be aware that the  acquisition  of common shares by the Fund will  decrease  the capital of the Fund and,  therefore,  may have the effect of increasing  the Fund's  expense  ratio and  decreasing  the asset  coverage with respect to any preferred  shares  outstanding.  Any share  repurchases or tender offers will be made in accordance with  requirements of the Securities  Exchange
Act of 1934, as amended, the 1940 Act, and the principal stock exchange on which the common shares are traded.

                                   TAX MATTERS

     The  following  is  a  description  of  certain  U.S.  federal  income  tax consequences  to a  shareholder  of  acquiring,  holding and disposing of common shares of the Fund.  The discussion  reflects  applicable tax laws of the United
States  as of the date of this  Prospectus,  which  tax laws may be  changed  or subject to new  interpretations  by the courts or the Internal  Revenue  Service
(the "IRS")  retroactively or  prospectively.  This discussion  assumes that the shareholders  hold their Fund common shares as capital  assets for U.S.  federal income tax purposes (generally,  assets held for investment). No attempt is made to present a detailed explanation of all U.S. federal,  state, local and foreign tax concerns  affecting the Fund and its  shareholders,  and the  discussion set forth  herein does not  constitute  tax advice.  Investors  are urged to consult their own tax advisors to determine the tax consequences to them of investing in the Fund.

     The Fund intends to elect and to qualify for special tax treatment afforded to a regulated  investment  company under  Subchapter M of the Code. In order to qualify the Fund must satisfy income,  asset  diversification  and  distribution requirements. As long as it so qualifies, the Fund will not generally be subject to U.S.  federal income tax to the extent that it distributes its net investment income and net realized capital gains.  The Fund intends to distribute  annually all or  substantially  all of such income.  The amount of any  distribution  may vary, and there is no guarantee the Fund will either pay a dividend from its net investment income or make a distribution of net realized capital gains.

     In  general,  if you are a  taxable  shareholder,  Fund  distributions  are taxable to you at either  ordinary  income or capital  gains tax rates.  This is true  whether you  reinvest  your  distributions  in  additional  Fund shares or receive  them in cash.  Every  January,  you will  receive a  statement  on Form
1099-DIV that shows the tax status of dividends and  distributions  you received the  previous  calendar  year.  The Fund may  reclassify  income  after your tax reporting statement is mailed to you. Prior to issuing your statement,  the Fund makes  every  effort to search for  reclassified  income to reduce the number of corrected forms mailed to shareholders.  However, when necessary,  the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.  In this case, use the information on your corrected Form 1099-DIV for tax returns.

     Distributions  paid by the Fund from its ordinary  income and the excess of net short  term  capital  gains  over net long  term  capital  losses  (together referred to hereinafter as "ordinary income  dividends"),  are generally taxable to you as ordinary  income to the extent of the Fund's  earnings and profits.  A portion of such distributions (if designated by the Fund) may, however,  qualify
(provided holding periods and other  requirements are met) (i) for the dividends received deduction in the case of corporate  shareholders to the extent that the
Fund's income consists of dividend income from U.S.  corporations,  and (ii) for taxable years through  December 31, 2010, as qualified  dividend income eligible for the reduced  maximum U.S.  federal tax rate to  individuals of generally 15%
(5% for  individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.  Qualified  dividend income is, in general,  dividend income from  taxable  domestic  corporations  and certain  foreign  corporations
(e.g.,  generally,  foreign  corporations  incorporated  in a possession  of the
United States or in certain countries with a qualified  comprehensive tax treaty with the United  States,  or whose stock with respect to which such  dividend is paid is  readily  tradable  on an  established  securities  market in the United
States).  There can be no assurance  as to what  portion of the Fund's  ordinary income dividends will qualify for the dividends received deduction or constitute qualified  dividend income.  Distributions  made from net capital gain, which is the excess of net long term  capital  gains over net short term  capital  losses
("capital  gain  dividends"),  including  capital gain  dividends  credited to a shareholder  but retained by the Fund, are taxable to  shareholders as long term capital gains if they have been properly  designated by the Fund,  regardless of the length of time the  shareholder  has owned  common  shares of the Fund.  The maximum U.S.  federal tax rate on net long term capital gain of  individuals  is generally  15% (5% for  individuals  in lower  brackets)  for such gain realized before January 1, 2011.

     If, for any  calendar  year,  the Fund's  total  distributions  exceed both current  earnings and profits and accumulated  earnings and profits,  the excess will  generally be treated as a tax free return of capital up to the amount of a shareholder's  tax basis in the common shares.  The amount treated as a tax free return of capital will reduce a  shareholder's  tax basis in the common  shares, thereby  increasing  such  shareholder's  potential  gain or reducing his or her potential  loss on the sale of the common shares.  Any amounts  distributed to a shareholder  in  excess  of his or her tax basis in the  common  shares  will be taxable to the  shareholder as capital gain (assuming the common shares are held as a capital asset).

     Generally,  not later than 60 days after the close of its taxable year, the
Fund will provide its shareholders with a written notice  designating the amount
of  any  ordinary   income   dividends  or  capital  gain  dividends  and  other
distributions.

     The sale or other  disposition  of common shares of the Fund will generally result in gain or loss to  shareholders,  and will be long term  capital gain or loss if the common  shares  have been held for more than one year at the time of sale and are held by the shareholder as a capital asset.  Any loss upon the sale or exchange of Fund common shares held for six months or less will be treated as long term  capital  loss to the extent of any capital  gain  dividends  received
(including  amounts credited as an  undistributed  capital gain dividend) by the shareholder.  Any loss a  shareholder  realizes  on a sale or exchange of common shares of the Fund will be disallowed if the  shareholder  acquires other common shares of the Fund (whether  through the automatic  reinvestment of dividends or otherwise)  within a 61 day period  beginning  30 days before and ending 30 days after the shareholder's sale or exchange of the common shares. In such case, the basis of the common shares  acquired will be adjusted to reflect the  disallowed loss.  Present  law  taxes  both  long  term and  short  term  capital  gains of corporations at the rates applicable to ordinary income.

     Dividends and other taxable  distributions are taxable to shareholders even though they are reinvested in additional  common shares of the Fund. If the Fund pays a dividend  or makes a  distribution  in January  that was  declared in the previous October,  November or December to shareholders of record on a specified date in one of such months,  then such dividend or distribution  will be treated for tax purposes as being paid by the Fund and received by its  shareholders  on
December 31 of the year in which the dividend or distribution was declared.

     The Fund is required in certain circumstances to withhold, for U.S. federal backup withholding  purposes,  on taxable dividends or distributions and certain other payments paid to non corporate  holders of the Fund's common shares who do not furnish the Fund with their correct taxpayer  identification  number (in the case of individuals,  their social security number) and certain  certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts  withheld from payments made to a shareholder may be refunded  or  credited  against  such  shareholder's  U.S.  federal  income  tax liability,  if any,  provided that the required  information is furnished to the
IRS.  When  backup  withholding  is  required,  the  amount  will  be 28% of any distributions or proceeds paid.

     Fund  distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local income taxes. In addition, the Fund may be subject to foreign withholding taxes on income and gains from certain foreign securities; this, in turn, could reduce the Fund's distributions paid to you.

     Non-U.S.  shareholders  (shareholders  who, as to the United States,  are a nonresident alien individual,  foreign trust or estate, foreign corporation,  or foreign  partnership) may be subject to U.S. federal withholding tax and, in the case of a nonresident  alien  individual,  estate tax and are subject to special
U.S. tax  certification  requirements.  In general,  the United States imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S.
source  dividends,  including on ordinary  income  dividends  paid to you by the
Fund,  subject to certain  exemptions  for  dividends  designated by the Fund as interest-related dividends and short-term capital gain dividends as discussed in the next  paragraph.  In addition,  dividends  designated by the Fund as capital gain dividends that are paid to certain non-U.S.  shareholders  (generally those not present in the United  States for 183 days or more) will be exempt from U.S.
federal  withholding  tax.  However,  notwithstanding  such exemptions from U.S.
federal withholding,  any ordinary income dividends and capital gains dividends, including  the proceeds  from the sale of your Fund  shares,  will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Certain dividends  designated by the Fund as "interest  related  dividends"
that are paid to most non-U.S.  shareholders (generally those that would qualify for the portfolio interest exemptions of Section 871(h) or Section 881(c) of the
Code)  will be exempt  from  U.S.  federal  withholding  tax.  Interest  related dividends are those  dividends  derived from certain U.S. source interest income
(including bank deposit  interest and short term original issue discount that is currently  exempt from the withholding tax) earned by the Fund that would not be subject  to U.S.  federal  income  tax if earned by a foreign  person  directly.
Further,  certain  dividends  designated by the Fund as "short term capital gain dividends" that are paid to certain non-U.S.  shareholders  (generally those not present  in the United  States  for 183 days or more)  will be exempt  from U.S.
federal withholding tax. In general, short term capital gain dividends are those that are derived from the excess of the Fund's short term capital gains over its net long term capital losses.  These provisions  generally  apply,  with certain exceptions,  to taxable  years of the Fund  beginning on or before  December 31,
2007, unless such exemptions are extended or made permanent. Also, it may not be practical  in every case for the Fund to  designate,  and the Fund  reserves the right in these cases to not  designate,  small  amounts of  interest-related  or short-term  capital gain dividends.  Prospective  investors are urged to consult their tax advisor  regarding the specific tax consequences to them as related to these provisions.

     Income  received  by the Fund from  certain  equity  interests  in mortgage pooling  vehicles is treated as "excess  inclusion  income." The Fund may derive such income either as a result of its direct  investment  in such  interests or, indirectly,  through  its  investment  in REITs  that  hold  such  interests  or otherwise qualify as taxable mortgage pools. In general, this income is required to be reported to Fund shareholders that are not disqualified  organizations (as defined below) in proportion to dividends paid with the same  consequences as if the shareholders directly received the excess inclusion income. Excess inclusion income (1) may not be offset with net operating losses, (2) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt  shareholder that is not a disqualified organization,  and (3) is subject to U.S. federal withholding tax, without regard to otherwise  applicable  exemptions or rate reductions,  to the extent such income is allocable to a shareholder  who is not a U.S.  person.
The Fund must pay the tax on its excess  inclusion  income that is  allocable to
"disqualified   organizations,"   which  are  generally  certain   cooperatives,
governmental  entities and tax-exempt  organizations that are not subject to tax on UBTI. To the extent that the Fund shares owned by a disqualified organization are held in  record  name by a  broker/dealer  or other  nominee,  the Fund must inform  the  broker/dealer  or other  nominee  of the  excess  inclusion  income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Fund's excess inclusion income allocable to them on behalf of the disqualified organizations.

     The foregoing is a general and abbreviated summary of the provisions of the
Code and Treasury  regulations in effect as they directly govern the taxation of the Fund and its  shareholders.  These  provisions  are  subject  to  change  by legislative or administrative action, and any such change may be retroactive.  A more complete discussion of the tax rules applicable to the Fund can be found in the statement of additional information, which is incorporated by reference into this Prospectus.  Shareholders are urged to consult their tax advisors regarding specific questions as to U.S. federal,  state, local and foreign income or other taxes.

                                  UNDERWRITING

     Subject  to  the  terms  and  conditions  of  a  purchase  agreement  dated
[____________],    2007,    each    underwriter    named   below,    for   which
[___________________]  is  acting as  representative,  has  severally  agreed to purchase,  and the Fund has  agreed to sell to such  underwriter,  the number of common shares set forth opposite the name of such underwriter.

Underwriter                                                       Number of
                                                                   Common
                                                                   Shares

                                [LIST OF UNDERWRITERS]

                                                                 -------------

Total.......................................................     =============
--------------------------------------------------------------------------------

================================================================================

     The purchase agreement provides that the obligations of the underwriters to purchase  the shares  included in this  offering  are subject to the approval of certain legal matters by counsel and certain other conditions.  The underwriters are  obligated  to  purchase  all the  common  shares  sold  under the  purchase agreement if any of the common shares are purchased.  In the purchase agreement, the Fund and the  Advisor  have agreed to  indemnify  the  underwriters  against certain  liabilities,  including  liabilities  arising under the 1933 Act, or to contribute  payments the  underwriters  may be required to make for any of those liabilities.

Commissions and Discounts

     The  underwriters  propose to  initially  offer  some of the common  shares directly to the public at the public  offering price set forth on the cover page of this  Prospectus  and some of the  common  shares to  certain  dealers at the public  offering price less a concession not in excess of $[___] per share.  The sales load the Fund will pay of $[____] per share is equal to  [0.00667]% of the initial offering price. The underwriters may allow, and the dealers may reallow, a  discount  not in excess of $ per share on sales to other  dealers.  After the initial public offering, the public offering price,  concession and discount may be changed.  Investors  must pay for any common  shares  purchased  on or before
[_______________], 2007.

     The following table shows the public offering price, sales load,  estimated offering  expenses and proceeds,  after  expenses,  to the Fund. The information assumes  either  no  exercise  or full  exercise  by the  underwriters  of their overallotment option.

                                                             Without     With
                                                Per Share    Option     Option
Public offering price.......................   $[_____]        $         $
Sales load..................................   $[_____]        $         $
Estimated offering expenses.................   $[_____]        $         $
Proceeds, after expenses, to the Fund.......   $[_____]        $         $

--------------------------------------------------------------------------------

     The expenses of the offering are estimated at $[_________]  and are payable by the Fund.  The Fund will pay all of its  organizational  and  offering  costs
(other  than sales load) up to and  including  $[____]  per common  share.  This amount includes the $[_____] per common share partial  reimbursement of expenses to the  underwriters  and may also  include a  reimbursement  of DMC's  expenses incurred in connection  with this  offering.  The amount paid by the Fund as the partial reimbursement to the underwriters will not exceed [______]% of the total price to the public of the common shares sold in this  offering.  DMC has agreed to pay all of the  Fund's  offering  expenses  to the extent  offering  expenses
(other than sales load) and  organizational  expenses  exceed  $[___] per common share.

Overallotment Option

     The Fund has  granted the  underwriters  an option to purchase up to [____]
additional  common  shares at the public  offering  price,  less the sales load,
within  45  days  from  the  date  of  this  Prospectus   solely  to  cover  any
overallotments.   If  the  underwriters  exercise  this  option,  each  will  be obligated,  subject  to  conditions  contained  in the  purchase  agreement,  to purchase  a number of  additional  shares  proportionate  to that  underwriter's initial amount reflected in the above table.

Price Stabilization, Short Positions and Penalty Bids

     Until the  distribution of the common shares is complete,  the rules of the
Securities  and Exchange  Commission  may limit  underwriters  and selling group members from bidding for and purchasing the Fund's common shares.  However,  the representative may engage in transactions that stabilize the price of the Fund's common shares, such as bids or purchases to peg, fix, or maintain that price.

     If the underwriters  create a short position in the Fund's common shares in connection  with the  offering,  i.e.,  if they sell more common shares than are listed on the cover of this Prospectus, the representative may reduce that short position by purchasing common shares in the open market.  The representative may also  elect to  reduce  any  short  position  by  exercising  all or part of the overallotment  option described above.  Purchases of the Fund's common shares to stabilize  its  price or to reduce a short  position  may cause the price of the
Fund's  common  shares  to be  higher  than it might be in the  absence  of such purchases.  The  underwriters  may also impose a penalty  bid,  whereby  selling concessions  allowed to  syndicate  members  or other  brokers in respect of the common  shares sold in this  offering for their  account may be reclaimed by the syndicate if such common shares are  repurchased by the syndicate in stabilizing or covering transactions.

     Neither the Advisor nor any of the underwriters makes any representation or prediction as to the direction or magnitude of any effect that the  transactions described above may have on the price of the Fund's common shares.  In addition, neither the Advisor nor any of the underwriters make any representation that the representative  will engage in these  transactions  or that these  transactions, once commenced, will not be discontinued without notice.

     The Fund has agreed not to offer or sell any additional common shares for a period of 180 days after the date of the  purchase  agreement  without the prior written consent of the underwriters, except for the sale of the common shares to the  underwriters  pursuant to the purchase  agreement and certain  transactions related to the Fund's Dividend Reinvestment Plan.

     The Fund  anticipates  that the  underwriters  may from time to time act as brokers or dealers in executing  the Fund's  portfolio  transactions  after they have ceased to be underwriters. The underwriters are active underwriters of, and dealers in,  securities and act as market makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with the Fund.
The  underwriters may also act as underwriters of the Fund's preferred shares in the event that the Fund issues preferred shares.

     The  common  shares  will be sold to ensure  that the  NYSE's  distribution standards (i.e.,  round lots, public shares, and aggregate market value) will be met.

Other Relationships

     DMC (and not the Fund) has  agreed  to pay from its own  assets  additional compensation to  [_________________].  [______________] will receive an up-front fee from DMC in an amount  equal to [____]% of the total  price to the public of the common shares sold by the Fund,  which will not exceed % of the total public offering price of the common shares sold in this  offering.  The total amount of this additional  compensation  payment to [______________]  will not exceed % of the total price of the public of the common shares sold in this offering.

     DMC (and not the Fund) has agreed to pay to [_______________], from its own assets,  a sales incentive fee for advice relating to the structure,  design and organization  of  the  Fund  as  well  as  services  related  to  the  sale  and distribution  of  the  Fund's  common  shares  in the  amount  of  $[____].  The structuring fee paid to [________________] will not exceed % of the total public offering price of the common shares sold in this offering.

     DMC (and not the Fund) may also pay certain qualifying underwriters a sales incentive fee in connection with the offering.

     DMC  (and  not  the  Fund)  has  agreed  to  pay a  commission  to  certain wholesalers of its broker-dealer affiliate, Lincoln Financial Distributors, Inc.
that participate in the marketing of the Fund's common shares, which commissions will not exceed  [____] % of the total price to the public of the common  shares sold in this  offering.  The Fund may  reimburse DMC for all or a portion of its expenses  incurred in connection  with this offering (other than those described in the  preceding  sentence),  to the extent that the $[______] per common share reimbursement  of expenses of the underwriters  (described  above) and the other offering  expenses  of the Fund do not equal or exceed  the  $[____]  per common share the Fund has agreed to pay for the offering and organizational expenses of the Fund.

     The sum of the fees described above, plus the amount paid by the Fund as of the  $[________]  per common  share  partial  reimbursement  of  expenses to the underwriters,  will not exceed [4.5]% of the aggregate initial offering price of the common  shares  offered  hereby.  The sum total of all  compensation  to the underwriters in connection with this public offering of common shares, including sales load and additional compensation to and reimbursement of the underwriters, will be limited to [9.0]% of the total price to the public of the common  shares sold in this offering.

     The       principal        address       of        [____________]        is
[_____________________________________].

                          CUSTODIAN AND TRANSFER AGENT

     The custodian of the assets of the Fund will be [___________],  and it will perform custodial services. [__________] will serve as the Fund's transfer agent with respect to the common shares.  Delaware Service Company, Inc., an affiliate of DMC, will provide accounting and administrative services to the Fund.

                                 LEGAL OPINIONS

     Certain legal  matters in connection  with the common shares will be passed upon  for the  Fund by  Stradley  Ronon  Stevens  &  Young,  LLP,  Philadelphia,
Pennsylvania,  and  for  the  underwriters  by   [____________________________].
[_____________________________]  may  rely  on the  opinion  of  Stradley  Ronon
Stevens & Young, LLP as to matters of Delaware law.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     [________________] is the independent registered public accounting firm for the Fund and will audit the Fund's financial  statements.  [___________________]
is located at [_____________________].

                                OTHER INFORMATION

     The Prospectus  and the Statement of Additional  Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the U.S. Securities and Exchange Commission (file No. 333-[_______]).
The complete Registration Statement may be obtained from the U.S. Securities and
Exchange  Commission at  www.sec.gov.  See the cover page of this Prospectus for information  about how to obtain a paper copy of the  Registration  Statement or
Statement of Additional Information without charge.

            TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

Prospectus Summary.........................................................[   ]
Summary of Fund Expenses...................................................[   ]
Use of Proceeds............................................................[   ]
The Fund's Investments.....................................................[   ]
Effects of Leverage........................................................[   ]
Risk.......................................................................[   ]
How the Fund Manages Risk..................................................[   ]
Management of the Fund.....................................................[   ]
Net Asset Value............................................................[   ]
Distributions..............................................................[   ]
Dividend Reinvestment Plan.................................................[   ]
Description of Capital Structure...........................................[   ]
Anti-Takeover Provisions in the Agreement and
Declaration of Trust.......................................................[   ]
Closed-End Fund Structure..................................................[   ]
Repurchase of Common Shares................................................[   ]
Tax Matters................................................................[   ]
Underwriting...............................................................[   ]
Custodian and Transfer Agent...............................................[   ]
Legal Opinions.............................................................[   ]
Independent Registered Public Accounting Firm..............................[   ]
Other Information..........................................................[   ]
Table of Contents for Statement of Additional Information..................[   ]

================================================================================

Until  [__________],  2007 (25 days  after  the  date of this  Prospectus),  all dealers that buy, sell or trade the common shares,  whether or not participating in this offering,  may be required to deliver a prospectus.  This is in addition to the dealers'  obligations to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                                     Shares

                Delaware Enhanced Global Dividend and Income Fund
                                  Common Shares

                              $[_______] per Share

--------------------------------------------------------------------------------

                                   PROSPECTUS

--------------------------------------------------------------------------------

                             [LIST OF UNDERWRITERS]

                             [_______________], 2007

================================================================================

                              Subject to Completion

  Preliminary Statement of Additional Information dated [______________], 2007

                       STATEMENT OF ADDITIONAL INFORMATION

     Delaware  Enhanced  Global Dividend and Income Fund (the "Fund") is a newly
organized,  diversified,   closed-end  management  investment  company  with  no
operating history. This Statement of Additional  Information ("SAI") relating to common  shares  does  not  constitute  a  prospectus,  but  should  be  read  in conjunction  with the prospectus  relating  thereto dated  [__________________],
2007. This SAI, which is not a prospectus, does not include all information that a prospective  investor  should consider before  purchasing  common shares,  and investors should obtain and read the prospectus prior to purchasing such shares.
A  copy  of  the   Prospectus   may  be  obtained   without  charge  by  calling
[______________]. You may also obtain a copy of the Prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov).  Capitalized terms used but not defined in this  Statement of Additional  Information  have the meanings ascribed to them in the Prospectus.

The  information in the preliminary  Statement of Additional  Information is not complete  and may be  changed.  We may  not  sell  these  securities  until  the
Registration  Statement  filed with the  Securities  and Exchange  Commission is effective.  This preliminary Statement of Additional Information is not an offer to sell these  securities and is not soliciting an offer to buy these securities in any state where offer or sale is not permitted.

                           FORWARD-LOOKING STATEMENTS

     This SAI contains or incorporates by reference forward-looking  statements, within the  meaning of the  federal  securities  laws,  that  involve  risks and uncertainties. These statements describe our plans, strategies and goals and our beliefs and assumptions  concerning  future economic or other conditions and the outlook for the Fund,  based on currently  available  information.  In this SAI, words  such as  "anticipates,"  "believes,"  "expects,"  "objectives,"  "goals,"
"future,"  "intends,"  "seeks,"  "will," "may,"  "could,"  "should," and similar expressions  are  used in an  effort  to  identify  forward-looking  statements, although some forward-looking statements may be expressed differently.

     The Fund's actual results could differ materially from those anticipated in the  forward-looking  statements  because  of various  risks and  uncertainties, including  the  factors set forth in the section  headed  "Risk  Factors" in the
Fund's  prospectus  and  elsewhere  in the  prospectus  and this SAI. You should consider  carefully  the  discussions  of risks and  uncertainties  in the "Risk
Factors" section in the prospectus.  The forward-looking statements contained in this SAI are based on information available to the Fund on the date of this SAI,
and  the  Fund  assumes  no  obligation  to  update  any  such   forward-looking
statements, except as required by law.

                                 USE OF PROCEEDS

     The net proceeds of this  offering of common  shares will be  approximately
$[___] ($[___] if the underwriters  exercise the  overallotment  option in full)
after  payment of the  estimated  offering  costs and the deduction of the sales load. The Fund will invest the net proceeds of this offering in accordance  with the Fund's  investment  objectives  and  policies as stated  below.  The Advisor currently  anticipates  that the Fund will be fully invested in securities  that meet the Fund's  investment  objectives and policies  within  approximately  one month after the completion of this offering. It is anticipated that certain Fund proceeds will be invested in short-term debt securities  prior to being invested otherwise pursuant to the Fund's investment objectives and policies.

                       INVESTMENT OBJECTIVES AND POLICIES

     The Fund's primary investment  objective is to seek current income,  with a secondary objective of capital  appreciation.  The Fund will seek to achieve its objectives  by  focusing  on  broad  diversification  within  its  portfolio  by investing  globally in dividend-paying  or  income-generating  securities across multiple asset classes.  The primary asset classes include equity  securities of large,  well-established  companies,  securities issued by real estate companies
(including real estate investment  trusts and real estate operating  companies), emerging  market  equities,  preferred  securities,  debt  securities  including high-yield  corporate bonds,  investment grade corporate bonds, U.S.  government
securities,   non-U.S.   corporate  bonds,   non-U.S.   government   securities,
convertible bonds, convertible preferred stock, emerging market debt securities, and international  currencies.  There is no assurance that the Fund will achieve its investment objectives.

Investment Restrictions

     The Fund has adopted the  following  restrictions  which  cannot be changed without  approval  by the  holders of a  "majority"  of the  Fund's  outstanding shares,  which is a vote by the  holders of the lesser of: a) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the  outstanding  voting  securities  are present or represented by proxy; or b) more than 50% of the outstanding  voting  securities of the Fund.  The  percentage  limitations  contained  in the  restrictions  and policies set forth herein apply at the time of purchase of securities.

The Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the  Investment  Company  Act of 1940 Act,  as amended  (the "1940
Act"), any rule or order thereunder,  or U.S. Securities and Exchange Commission staff  interpretation  thereof) of its  investments in the securities of issuers primarily engaged in the same industry,  provided that this restriction does not limit the Fund from  investing in  obligations  issued or guaranteed by the U.S.
Government, its agencies, or instrumentalities,  or in tax-exempt obligations or certificates of deposit.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order  thereunder,  or U.S.  Securities  and Exchange  Commission  staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from  investing  in issuers  that  invest,  deal,  or otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

                    OTHER INVESTMENT POLICIES AND TECHNIQUES

     The following  information  is in addition to the  discussion of the Fund's investment  objective,  policies  and  techniques  that  are  described  in  the prospectus.

Brady Bonds

     Among the foreign fixed income  securities in which the Fund may invest are
Brady Bonds.  Brady Bonds are debt securities  issued under the framework of the
Brady Plan, an initiative  announced by former U.S. Treasury  Secretary Nicholas
F.  Brady  in 1989 as a  mechanism  for  debtor  nations  to  restructure  their outstanding external indebtedness  (generally commercial bank debt). Brady Bonds are not direct or  indirect  obligations  of the U.S.  Government  or any of its agencies or  instrumentalities  and are not guaranteed by the U.S. Government or any of its agencies or instrumentalities. In so restructuring its external debt, a  debtor  nation  negotiates  with  its  existing  bank  lenders,  as  well  as multilateral  institutions such as the World Bank and the International Monetary
Fund,  to exchange  its  commercial  bank debt for newly  issued  bonds  ("Brady
Bonds").  The Advisor believes that economic reforms  undertaken by countries in connection  with the  issuance of Brady Bonds make the debt of  countries  which have issued or have  announced  plans to issue Brady Bonds a viable  opportunity for investment.  Investors,  however,  should recognize that the Brady Plan only sets forth general  guiding  principles for economic  reform and debt reduction, emphasizing  that solutions  must be negotiated on a case-by-case  basis between debtor nations and their creditors.

Convertible Debt and Non-Traditional Equity Securities

     From time to time,  a portion  of the  Fund's  assets  may be  invested  in convertible  and debt  securities  of issuers  in any  industry.  A  convertible security  is a  security  which  may be  converted  at a stated  price  within a specified period of time into a certain quantity of the common stock of the same or a different  issuer.  Convertible  and debt  securities  are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities.  Convertible and debt securities  provide a  fixed-income  stream  and the  opportunity,  through  its conversion feature, to participate in the capital appreciation  resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest  rates  decline and tend to decrease in value when interest  rates rise.  However,  the price of a convertible  security is also  influenced by the market value of the security's  underlying common stock and tends to increase as the market value of the underlying stock rises,  whereas it tends to decrease as the  market  value  of the  underlying  stock  declines.  Convertible  and  debt securities acquired by the Fund may be rated below investment grade, or unrated.
These lower rated  convertible  and debt  securities  are subject to credit risk considerations substantially similar to such considerations affecting high risk, high-yield bonds,  commonly  referred to as "junk bonds." See "High-Yield,  High
Risk Securities" for a further discussion of these types of investments.

     The Fund  may also  invest  in  convertible  preferred  stocks  that  offer enhanced yield features,  such as Preferred Equity  Redemption  Cumulative Stock
("PERCS"),  which provide an investor, such as the Fund, with the opportunity to earn higher  dividend  income than is available on a company's  common stock.  A
PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price.  Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity).  Under a typical  arrangement,  if after a  predetermined  number of years  the  issuer's common  stock is trading at a price below that set by the  capital  appreciation limit,  each PERCS would convert to one share of common stock. If, however,  the issuer's  common  stock is  trading  at a price  above  that set by the  capital appreciation  limit,  the holder of the PERCS would  receive  less than one full share of common  stock.  The  amount of that  fractional  share of common  stock received by the PERCS  holder is  determined  by  dividing  the price set by the capital  appreciation  limit of the PERCS by the  market  price of the  issuer's common  stock.  PERCS can be called at any time prior to maturity,  and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor.  This call premium  declines at a preset rate daily, up to the maturity date of the PERCS.

     The Fund may also invest in other enhanced  convertible  securities.  These include  but  are  not  limited  to  "ACES"  (Automatically  Convertible  Equity
Securities),  "PEPS" (Participating Equity Preferred Stock), "PRIDES" (Preferred
Redeemable  Increased Dividend Equity  Securities),  "SAILS" (Stock Appreciation
Income Linked Securities),  "TECONS" (Term Convertible Notes), "QICS" (Quarterly
Income  Cumulative  Securities),   and  "DECS"  (Dividend  Enhanced  Convertible
Securities).  ACES, PEPS,  PRIDES,  SAILS,  TECONS,  QICS, and DECS all have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation; they are typically issued with three to four-year maturities; they typically  have some built-in call  protection for the first two to three years;
investors have the right to convert them into shares of common stock at a preset conversion  ratio or hold them  until  maturity;  and upon  maturity,  they will automatically  convert to either cash or a specified  number of shares of common stock.

Credit Default Swaps

     The Fund may enter into credit default swap ("CDS") contracts to the extent consistent with its investment  objectives and  strategies.  A CDS contract is a risk-transfer  instrument (in the form of a derivative  security)  through which one party (the  "purchaser  of  protection")  transfers  to  another  party (the
"seller of protection") the financial risk of a Credit Event (as defined below), as it relates to a particular  reference  security or basket of securities (such as an  index).  In  exchange  for  the  protection  offered  by  the  seller  of protection, the purchaser of protection agrees to pay the seller of protection a periodic  premium.  In the most general sense,  the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of  protection  of the  reference  security or  securities.  The benefit for the seller of protection is the premium  income it receives.  The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of its  holdings  (i.e.,  to reduce risk when the Fund owns or has  exposure  to such  securities).  The Fund also might use CDS  contracts  to create or vary exposure to securities or markets.

     CDS transactions may involve general market, illiquidity, counterparty, and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events  affecting the  underlying  securities.  The aggregate  notional amount (typically, the principal amount of the reference security or securities)
of the Fund's  investments  in the CDS  contracts  will be limited to 15% of its total net assets.  As the  purchaser  or seller of  protection,  the Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     Where the Fund is a purchaser of protection, it will designate on its books and records cash or liquid  securities  sufficient to cover its premium payments under the CDS. To the extent that the Fund, as a purchaser of protection, may be required in the event of a credit  default to deliver to the  counterparty:  (1)
the reference  security (or basket of securities);  (2) a security (or basket of securities)  deemed to be the equivalent of the reference security (or basket of securities);  or (3) the negotiated  monetary value of the obligation,  the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the  reference  security (or basket of  securities),  the Fund will designate  on its books and  records  cash or liquid  securities  sufficient  to satisfy the  potential  obligation.  To the extent that the Fund, as a seller of protection,  may be required in the event of a credit  default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its  books  and  records  cash or  liquid  securities  sufficient  to cover  the obligation.  If the CDS permits the Fund to offset its  obligations  against the obligations of the counterparty under the CDS, then the Fund will only designate on its  books and  records  cash or liquid  securities  sufficient  to cover the
Fund's  net  obligation  to the  counterparty,  if  any.  All  cash  and  liquid securities  designated by the Fund to cover its  obligations  under CDSs will be marked to market daily to cover these obligations.

     As the seller of protection  in a CDS contract,  the Fund would be required to pay the par (or other  agreed-upon)  value of a reference security (or basket of  securities)  to the  counterparty  in the  event of a  default,  bankruptcy, failure to pay, obligation acceleration,  modified restructuring, or agreed upon event (each of these events is a "Credit Event").  If a Credit Event occurs, the
Fund  generally  would  receive the security or  securities  to which the Credit
Event  relates in return  for the  payment  to the  purchaser  of the par value.
Provided  that  no  Credit  Event  occurs,  the  Fund  would  receive  from  the counterparty  a periodic  stream of  payments  over the term of the  contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS  contract,  the Fund would have no delivery  requirement  or payment obligation to the purchaser of protection.  As the seller of protection, the Fund would have credit  exposure  to the  reference  security  (or basket of securities).  The Fund will not sell  protection  in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the  purchaser of  protection  in a CDS  contract,  the Fund would pay a premium to the seller of protection.  In return,  the Fund would be protected by the seller of  protection  from a Credit  Event on the  reference  security  (or basket of securities).  A risk in this type of transaction is that the seller of protection  may fail to satisfy its payment  obligations to the Fund if a Credit
Event should occur.  This risk is known as counterparty risk and is described in further detail below.

     If the  purchaser of  protection  does not own the  reference  security (or basket of  securities),  the purchaser of protection may be required to purchase the reference  security (or basket of  securities) in the case of a Credit Event on the  reference  security  (or  basket of  securities).  If the  purchaser  of protection  cannot  obtain the  security  (or basket of  securities),  it may be obligated to deliver a security (or basket of  securities)  that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually  negotiated.  The term of a CDS contract, assuming no Credit Event occurs,  is typically  between two and five years.  CDS
contracts   may  be  unwound   through   negotiation   with  the   counterparty.
Additionally,  a CDS contract may be assigned to a third party.  In either case, the  unwinding  or  assignment  involves  the  payment  or receipt of a separate payment by the Fund to terminate the CDS contract.

     A  significant  risk in CDS  transactions  is the  creditworthiness  of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default  by a  counterparty  who is a  purchaser  of  protection,  the  Fund's potential loss is the agreed upon periodic stream of payments from the purchaser of  protection.  If there is a  default  by a  counterparty  that is a seller of protection, the Fund's potential loss is the failure to receive the par value or other agreed upon value from the seller of  protection  if a Credit Event should occur.  CDS  contracts do not involve the delivery of collateral to support each party's  obligations;  therefore,  the Fund will only have contractual  remedies against the counterparty pursuant to the CDS agreement.  As with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency.
The Fund  thus  assumes  the risk  that it will be  delayed  or  prevented  from obtaining payments owed to it.

Currency Swaps

     A currency swap is an agreement  between two parties to exchange cash flows on a  notional  amount of two or more  currencies  based on the  relative  value differential  among them. For example,  a currency swap may involve the exchange by the Fund with another party of the right to receive a foreign  currency (paid from the Fund's investment denominated in the foreign currency) for the right to receive U.S.  dollars.  The Fund will  usually  enter into swaps on a net basis, which means the two payment  streams are netted out in a cash  settlement on the payment date or dates  specified in the  instrument,  with the Fund receiving or paying,  as the case may be, only the net amount of the two  payments.  Currency swaps  sometimes also involve the delivery of the entire  principal value of one designated  currency in exchange for the other  designated  currency.  In such a situation,  the entire principal value of a currency swap is subject to the risk that the  other  party to the swap  will  default  on its  contractual  delivery obligations.

     Inasmuch as these  currency  swaps are entered into for good faith  hedging purposes,  the Advisor and the Fund believe such  obligations  do not constitute senior  securities under the 1940 Act and,  accordingly,  will not treat them as being  subject to its borrowing  restrictions.  The Fund will not enter into any currency swap transaction unless, at the time of entering into such transaction, the  unsecured  long-term  debt of the  counterparty,  combined  with any credit enhancements,  is rated at least A by S&P or Moody's or is  determined  to be of equivalent  credit  quality  by  the  Advisor.  If  there  is a  default  by the counterparty,  the Fund may have contractual remedies pursuant to the agreements
related  to  the  currency   swap   transaction.   The  swap  market  has  grown
substantially  in recent  years  with a large  number  of banks  and  investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

     Because currency control is of great importance to the issuing  governments and influences economic planning and policy, purchases and sales of currency and related  instruments can be negatively affected by government exchange controls, blockages,  and manipulations or exchange  restrictions  imposed by governments.
These  actions  could result in losses to the Fund if it is unable to deliver or receive a specified  currency or funds in settlement of  obligations,  including swap transaction obligations. These actions could also have an adverse effect on the  Fund's  swap  transactions  or cause the  Fund's  hedging  positions  to be rendered  useless,  resulting  in full  currency  exposure as well as  incurring unnecessary transaction costs.

     Also, the use of currency  transactions  could cause the Fund losses due to the inability of foreign  securities  transactions  to be completed.  Buyers and sellers of currency  futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the  purchase  of most  currencies  must  occur at a bank  based in the  issuing nation.  Trading options on currency  futures is relatively new, and the ability to  establish  and  close  out  positions  on such  options  is  subject  to the maintenance  of a liquid  market  that may not  always  be  available.  Currency exchange  rates may  fluctuate  based on  factors  extrinsic  to that  country's economy.

Interest Rate and Index Swaps

     The  Fund  may  invest  in  interest  rate and  index  swaps to the  extent consistent with their respective investment objectives and strategies.  The Fund will only  invest in swaps in which all the  reference  rates are  related to or derived from  instruments or markets in which the Fund is otherwise  eligible to invest,  and subject to the investment  limitations on the  instruments to which the purchased reference rate relates.

     Swaps are agreements to exchange payment streams over a period of time with another  party,  called  a  counterparty.  Each  payment  stream  is  based on a specified  rate,  which could be a fixed or variable  interest rate, the rate of return on an index,  or some other  reference  rate.  The  payment  streams  are calculated  with  reference  to a  hypothetical  principal  amount,  called  the notional principal or the notional amount. For example, in an interest rate swap one  party  may  agree to pay a fixed  interest  rate to a  counterparty  and to receive in return  variable  interest rate payments from the  counterparty.  The amount that each party pays is calculated by multiplying  the fixed and variable rates,  respectively,  by the notional  amount.  The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction;  it is used only to calculate the value of the payment streams.

     When two  counterparties  each wish to swap  interest rate  payments,  they typically  each  enter  into a  separate  interest  rate  swap  contract  with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly.  The  broker/dealer intermediary  enters into numerous  transactions  of this sort,  and attempts to mange its portfolio of swaps so as to match and offset its payment  receipts and obligations.

     The typical minimum notional amount is $5 million.  Variable interest rates are usually set by reference to the London  Inter-Bank  Offered Rate  ("LIBOR").
The typical  maximum term of an interest rate swap agreement  ranges from one to twelve  years.  Index  swaps tend to be shorter  term,  often for one year.  The
Advisor  presently  intends to purchase  swaps with  maturities of six to twelve months, and in no event greater than two years.

     The Fund may also engage in index swaps, also called total return swaps. In an index swap, the Fund may enter into a contract with a  counterparty  in which the counterparty will make payments to the Fund based on the positive returns of an index,  such as a corporate bond index,  in return for the Fund paying to the counterparty  a fixed  or  variable  interest  rate,  as well as  paying  to the counterparty  any  negative  returns  on the  index.  In a  sense,  the  Fund is purchasing  exposure  to an index in the  amount of the  notional  principal  in return for making  interest  rate  payments on the notional  principal.  As with interest rate swaps,  the notional  principal does not actually  change hands at any point in the transaction.  The  counterparty,  typically an investment bank, manages  its  obligations  to make  total  return  payments  by  maintaining  an inventory of the fixed-income securities that are included in the index.

     Swap transactions provide several benefits to the Fund. Interest rate swaps may be used as a duration  management  tool.  Duration  is a measure of a bond's interest-rate sensitivity,  expressed in terms of years because it is related to the length of time  remaining  on the life of a bond.  In general,  the longer a bond's  duration,  the more  sensitive  the  bond's  price will be to changes in interest rates.  The average duration of the Fund is the weighted average of the durations of the Fund's fixed-income securities.

     If the Fund wished to shorten the duration of certain of its assets, longer term  assets  could  be  sold  and  shorter  term  assets  acquired,  but  these transactions have potential tax and return differential  consequences.  By using an  interest  rate swap,  the Fund could  agree to make  semi-annual  fixed rate payments and receive semi-annual floating rate LIBOR payments adjusted every six months. The duration of the floating rate payments received by the Fund will now be six months.  In effect,  the Fund has reduced  the  duration of the  notional amount  invested  from a  longer  term to six  months  over the life of the swap agreement.

     The Fund may also use  swaps to gain  exposure  to  specific  markets.  For example,  suppose bond dealers have  particularly  low  inventories of corporate bonds,  making it difficult for a fixed-income  fund to increase its exposure to the  corporate  bond  segment of the market.  It is  generally  not  possible to purchase  exchange-traded  options  on a  corporate  bond  index.  A Fund  could replicate  exposure to the  corporate  bond market,  however,  by engaging in an index swap in which the Fund gains  exposure to a corporate bond index in return for paying a LIBOR-based floating interest rate.

     Other  uses of swaps  could help  permit  the Fund to  preserve a return or spread on a  particular  investment  or portion of its  portfolio  or to protect against an increase in the price of securities the Fund  anticipates  purchasing at a later date.  Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract,  and may be considered to provide more
liquidity  than  similar  forward  contracts,   particularly  long-term  forward
contracts.

     Counterparty   risk.  The  primary  risk  of  swap   transactions   is  the
creditworthiness  of the  counterparty,  since the integrity of the  transaction depends on the  willingness  and ability of the  counterparty  to  maintain  the agreed upon payment stream. This risk is often referred to as counterparty risk.
If there is a  default  by a  counterparty  in a swap  transaction,  the  Fund's potential loss is the net amount of payments the Fund is contractually  entitled to receive for one  payment  period (if any - the Fund could be in a net payment position), not the entire notional amount, which does not change hands in a swap transaction. Swaps do not involve the delivery of securities or other underlying assets  or  principal  as  collateral  for the  transaction.  A Fund  will  have contractual remedies pursuant to the swap agreement but, as with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing them
-- the  counterparty may be judgment proof due to insolvency,  for example.  The
Fund thus assumes the risk that they will be delayed or prevented from obtaining payments owed to them. The standard industry swap agreements do, however, permit the Fund to  terminate  a swap  agreement  (and  thus  avoid  making  additional payments) in the event that a counterparty fails to make a timely payment to the
Fund.

     In  response  to this  counterparty  risk,  several  securities  firms have established  separately  capitalized  subsidiaries  that  have a  higher  credit rating,  permitting them to enter into swap  transactions as a dealer.  The Fund will not be permitted to enter into any swap transaction  unless, at the time of entering  into such  transaction,  the  unsecured  long-term  debt of the actual counterparty,  combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent  credit  quality by the Advisor.
In addition,  the Advisor will closely monitor the ongoing  creditworthiness  of swap counterparties in order to minimize the risk of swaps.

     In addition to  counterparty  risk,  the use of swaps also  involves  risks similar to those associated with ordinary  portfolio security  transactions.  If the  portfolio  manager is incorrect in his or her forecast of market  values or interest rates, the investment  performance of the Fund which has entered into a swap  transaction  could  be less  favorable  than it  would  have  been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount the Fund might  theoretically be required to pay in a swap transaction.

     In order to ensure that the Fund will only engage in swap  transactions  to the extent  consistent with its investment  objectives and strategies,  the Fund will only engage in a swap transaction if all of the reference rates used in the swap are related to or derived from securities,  instruments or markets that are otherwise eligible investments for the Fund. Similarly,  the extent to which the
Fund may invest in a swap, as measured by the notional  amount,  will be subject to the same  limitations  as the  eligible  investments  to which the  purchased reference rate relates.

     The  Fund  will,   consistent   with  industry   practice,   segregate  and
mark-to-market  daily cash or other liquid  assets  having an  aggregate  market value at least  equal to the net  amount of the  excess,  if any,  of the Fund's payment  obligations  over its  entitled  payments  with  respect  to each  swap contract.  To the extent that the Fund is  obligated by a swap to pay a fixed or variable  interest rate, the Fund may segregate  securities that are expected to generate income sufficient to meet the Fund's net payment obligations.

     There is not a well developed  secondary  market for interest rate or index swaps.  Most interest rate swaps are nonetheless  relatively liquid because they can be sold back to the counterparty/dealer relatively quickly at a determinable price.  Most index  swaps,  on the other  hand,  are  considered  to be illiquid because the counterparty/dealer will typically not unwind an index swap prior to its termination  (and, not  surprisingly,  index swaps tend to have much shorter terms).  The Fund will therefore treat all swaps as subject to their  limitation
on  illiquid   investments.   For  purposes  of  calculating   these  percentage
limitations, the Fund will refer to the notional amount of the swap.

     Swaps will be priced  using fair value  pricing.  The income  provided by a swap should be  qualifying  income for purposes of  Subchapter M of the Internal
Revenue Code (the "Code").  Swaps should not otherwise result in any significant diversification or valuation issues under Subchapter M.

Investment Company Securities

     The Fund is permitted to invest in other  investment  companies,  including open-end,  closed-end,  or unregistered investment companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
U.S. Securities and Exchange Commission staff interpretation thereof, or without regard  to  percentage  limits  in  connection  with a  merger,  reorganization, consolidation,  or other similar transaction.  However, the Fund may not operate as a "fund of funds" which invests  primarily in the shares of other  investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own
shares are utilized as  investments  by such a "fund of funds." Any  investments that the Fund makes in  investment  companies  will  involve the Fund's pro rata payment of a portion of the  expenses,  including  advisory  fees, of such other investment  companies.  Under the 1940 Act's current  limitations,  the Fund may not: (1) own more than 3% of the voting stock of another investment company; (2)
invest  more  than  5% of the  Fund's  total  assets  in the  shares  of any one investment  company;  nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in  other  investment  companies  to  closed-end  investment  companies,  the 3%
limitation  described  above is increased to 10%. These  percentage  limitations also apply to the Fund's investments in unregistered investment companies.

Master Limited Partnerships

     The Fund may  invest in master  limited  partnerships  ("MLP").  A MLP is a publicly traded company organized as a limited  partnership or limited liability company and treated as a partnership for federal income tax purposes.

     MLPs may derive income and gains from the exploration,  development, mining
or  production,   processing,  refining,   transportation  (including  pipelines
transporting gas, oil, or products thereof),  or the marketing of any mineral or natural  resources.  MLPs  generally  have two  classes of owners,  the  general partner and limited  partners.  When  investing  in an MLP,  the Fund intends to purchase publicly traded common units issued to limited partners of the MLP. The general partner of an MLP is typically owned by one or more of the following:  a major energy company,  an investment fund, or the direct  management of the MLP.
The  general  partner  may  be  structured  as  a  private  or  publicly  traded corporation  or  other  entity.  The  general  partner  typically  controls  the operations and management of the MLP through an up to 2% equity  interest in the
MLP plus,  in many cases,  ownership  of common  units and  subordinated  units.
Limited  partners own the  remainder of the  partnership,  through  ownership of common  units,  and have a  limited  role in the  partnership's  operations  and management.

     MLPs combine the tax  advantages of a  partnership  with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level  tax.
Instead,  an MLP's  income,  gain,  loss,  deductions  and other tax items  pass through to common unitholders.

     MLPs are typically  structured  such that common units and general  partner interests have first priority to receive  quarterly cash  distributions up to an established minimum amount ("minimum quarterly  distributions" or "MQD"). Common and general partner  interests also accrue  arrearages in  distributions  to the extent the MQD is not paid. Once common and general partner  interests have been paid,  subordinated  units  receive  distributions  of up to the  MQD;  however, subordinated units do not accrue arrearages. Distributable cash in excess of the
MQD paid to both common and subordinated units is distributed to both common and subordinated  units  generally on a pro rata basis.  The general partner is also eligible to receive incentive  distributions if the general partner operates the business  in a manner  which  results  in  distributions  paid per  common  unit surpassing  specified  target  levels.  As the general  partner  increases  cash
distributions  to  the  limited  partners,   the  general  partner  receives  an
increasingly higher percentage of the incremental cash  distributions.  A common arrangement provides that the general partner can reach a tier where it receives
50% of every  incremental  dollar paid to common and subordinated  unit holders.
These incentive distributions encourage the general partner to streamline costs, increase  capital  expenditures  and  acquire  assets in order to  increase  the partnership's  cash flow and raise the quarterly cash  distribution  in order to reach higher tiers. Such results benefit all security holders of the MLP.

     MLP common units represent limited partnership interests in the MLP. Common units are listed  and  traded on U.S.  securities  exchanges,  with their  value fluctuating  predominantly based on prevailing market conditions and the success of the MLP.  The Fund intends to purchase  common units in market  transactions.
Unlike  owners of common  stock of a  corporation,  owners of common  units have limited voting rights and have no ability  annually to elect  directors.  In the event of liquidation,  common units have preference over subordinated units, but not debt or  preferred  units,  to the  remaining  assets  of the MLP.  The Fund intends to invest in MLPs only to an extent and in a manner  consistent with the
Fund's qualification as a regulated investment company.

     An  investment  in MLP  units  involves  some  risks  that  differ  from an investment  in the  common  stock of a  corporation.  Holders  of MLP units have limited control and voting rights on matters affecting the partnership. Although common  unitholders  are  generally  limited  in their  liability,  similar to a corporation's  shareholders,  creditors  typically  have  the  right to seek the return of  distributions  made to such  unitholders if the liability in question arose before the  distribution was paid. This liability may stay attached to the common  unitholder  even after the units are sold.  Investing  in MLPs  involves certain  risks  related to  investing in the  underlying  assets of the MLPs and risks associated with pooled investment  vehicles.  MLPs holding  credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular  geographic region are subject to risks associated with such industry or region.  Investments  held by MLPs may be relatively  illiquid,  limiting the
MLPs'  ability to vary  their  portfolios  promptly  in  response  to changes in economic or other conditions.  MLPs may have limited financial resources,  their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic  price  movements  than  securities  of larger or more broadly based companies.

     Certain  diversification and income  requirements  imposed by the Code will limit the Fund's ability to invest in MLP  securities.  In addition,  the Fund's ability  to meet its  investment  objective  may  depend in part on the level of taxable income and distributions and dividends  received from the MLP securities in which the Fund  invests,  a factor  over which the Fund has no  control.  The benefit  derived from our  investment  in MLPs is largely  dependent on the MLPs being treated as  partnerships  for federal income tax purposes.  If an MLP were classified as a corporation for federal income tax purposes,  the amount of cash available for  distribution  would be reduced and  distributions  received by us would be taxed entirely as dividend income.

     As a limited  partner in the MLPs in which the Fund invests,  the Fund will receive a pro rata share of income,  gains,  losses  and  deductions  from those
MLPs.  Historically,  a  significant  portion of income  from such MLPs has been offset by tax deductions.  The Fund's common  shareholders  will incur a current tax liability on that portion of an MLP's income and gains that is not offset by tax deductions  and losses.  The percentage of an MLP's income and gains that is offset by tax  deductions  and  losses  will  fluctuate  over  time for  various reasons.

Mortgage-Backed Securities

     The Fund may invest in  mortgage-backed  securities issued or guaranteed by the  U.S.  Government,  its  agencies  or  instrumentalities  or  by  government sponsored  corporations.  Those  securities  include,  but are not  limited  to,
Government National Mortgage Association ("GNMA") certificates.  Such securities differ from other fixed income  securities in that principal is paid back by the borrower  over the  length of the loan  rather  than  returned  in a lump sum at maturity.  When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt  securities.  When prevailing  interest rates decline, however,  the value of GNMA  securities may not rise on a comparable  basis with other debt  securities  because of the  prepayment  feature of GNMA  securities.
Additionally,  if a  GNMA  certificate  is  purchased  at a  premium  above  its principal value because its fixed rate of interest  exceeds the prevailing level of yields,  the  decline in price to par may result in a loss of the  premium in the event of prepayment.  Funds received from  prepayments  may be reinvested at the prevailing  interest rates which may be lower than the rate of interest that had previously been earned.

     The Fund also may invest in collateralized  mortgage  obligations  ("CMOs")
and  real  estate  mortgage  investment  conduits  ("REMICs").   CMOs  are  debt
securities issued by U.S. Government  agencies or by financial  institutions and other mortgage lenders and  collateralized  by a pool of mortgages held under an indenture.  CMOs are  issued in a number of  classes  or series  with  different maturities.  The classes or series are  retired in  sequence  as the  underlying mortgages are repaid.  REMICs, which were authorized under the Tax Reform Act of
1986,  are  private  entities  formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in
that  they   issue   multiple   classes  of   securities.   To  the  extent  any
privately-issued  CMOs  or  REMICs  in  which  the  Portfolios  may  invest  are considered  by the U.S.  Securities  and Exchange  Commission  to be  investment companies,  the Portfolios will limit their  investments in such securities in a manner consistent with the provisions of the 1940 Act.

     The mortgages backing these securities include  conventional  30-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. These mortgages may be supported by various types of insurance,  may be backed by GNMA certificates  or other mortgage  pass-throughs  issued or guaranteed by the U.S.
Government,  its agencies or  instrumentalities.  However, the guarantees do not extend  to the  mortgage-backed  securities'  value,  which  is  likely  to vary inversely with  fluctuations in interest rates.  These  certificates are in most cases "pass-through"  instruments,  through which the holder receives a share of
all  interest  and  principal   payments  from  the  mortgages   underlying  the
certificate.  Because the prepayment characteristics of the underlying mortgages vary,  it is not  possible to predict  accurately  the average  life or realized yield of a particular  issue of  pass-through  certificates.  During  periods of declining  interest rates,  prepayment of mortgages  underlying  mortgage-backed securities  can be expected to  accelerate.  When the mortgage  obligations  are prepaid,  a Portfolio may reinvest the prepaid amounts in securities,  the yield of which reflects interest rates prevailing at the time.  Moreover,  prepayments of mortgages  which underlie  securities  purchased at a premium could result in capital losses.

     Certain CMOs and REMICs may have  variable or floating  interest  rates and others  may be  stripped.  Stripped  mortgage  securities  have  greater  market volatility  than other types of mortgage  securities in which the Portfolios may invest.

     Stripped mortgage  securities are usually  structured with two classes that receive different  proportions of the interest and principal  distributions on a pool of mortgage assets. A common type of stripped  mortgage  security will have one class  receiving  some of the  interest and most of the  principal  from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only"  class), while the other class will receive all of the principal (the  "principal-only"  class). The yield to maturity on an interest-only  class is extremely  sensitive  not only to changes in  prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of principal  payments may have a material adverse effect on a Portfolio's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments  of  principal,  a  Portfolio  may fail to fully  recoup its initial investment in these  securities  even if the securities are rated in the highest rating categories.

     Although   stripped   mortgage   securities   are  purchased  and  sold  by
institutional  investors  through  several  investment  banking  firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet been fully developed and,  accordingly, these  securities are generally  illiquid and to such extent,  together with any other  illiquid  investments,  will not exceed 10% or 15%, as  applicable,  of a
Portfolio's net assets.

     CMOs and REMICs issued by private  entities are not  government  securities and are not directly  guaranteed by any government  agency.  They are secured by the  underlying  collateral of the private  issuer.  Each of the  Portfolios may invest in such  private-backed  securities but, the  Portfolios,  other than The
Intermediate Fixed Income Portfolio,  will do so only if: (i) the securities are
100%  collateralized  at the time of issuance by securities issued or guaranteed by the U.S. Government,  its agencies,  or instrumentalities and (ii) currently, they are rated at the time of purchase  in the two highest  grades by a national ratings SRO.

Repurchase Agreements

     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield of the debt  security  during the  purchaser's  holding  period.  Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the
Fund,  if any,  would be the  difference  between the  repurchase  price and the market value of the security.  The Fund will limit its investments in repurchase agreements to those which the Advisor determines to present minimal credit risks and which are of high quality. In addition,  the Fund must have collateral of at least 102% of the  repurchase  price,  including  the portion  representing  the
Fund's yield under such agreements which is monitored on a daily basis.

     The  funds  in  the  Delaware   Investments(R)family   (each,  a  "Delaware
Investments(R)Fund"  and  collectively,  the  "Delaware   Investments(R)Funds"),
including  the Trust,  have  obtained an exemption  (the  "Order") from the U.S.
Securities and Exchange  Commission from the  joint-transaction  prohibitions of
Section 17(d) of the 1940 Act to allow the Delaware  Investments(R)Funds jointly to invest cash balances. The Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Restricted/Illiquid Securities

     The Fund may  purchase  privately-placed  debt and other  securities  whose
resale  is  restricted  under   applicable   securities  laws.  Such  restricted
securities generally offer a higher return than comparable registered securities
but   involve   some   additional   risk  since  they  can  be  resold  only  in
privately-negotiated   transactions  or  after   registration  under  applicable
securities laws. The registration  process may involve delays which could result in the Fund  obtaining  a less  favorable  price on a resale.  The Fund will not purchase  illiquid  assets if more than 10% of its net assets would then consist of such illiquid securities.

     Illiquid  securities,  for  purposes  of this  policy,  include  repurchase agreements maturing in more than seven days.

     The Fund may invest in restricted securities, including securities eligible for resale without  registration  pursuant to Rule 144A ("Rule 144A Securities")
under  the 1933  Act.  Rule 144A  exempts  many  privately  placed  and  legally restricted  securities  from the  registration  requirements of the 1933 Act and permits such securities to be freely traded among certain  institutional  buyers such as the Fund.

     While  maintaining  oversight,  the Board of Trustees has  delegated to the
Advisor the day-to-day  functions of determining  whether or not individual Rule
144A Securities are liquid for purposes of the Fund's  limitation on investments in  illiquid  assets.  The Board has  instructed  the  Advisor to  consider  the following factors in determining the liquidity of a Rule 144A Security:  (i) the frequency of trades and trading  volume for the security;  (ii) whether at least three  dealers are willing to  purchase or sell the  security  and the number of potential purchasers;  (iii) whether at least two dealers are making a market in the  security;  and  (iv) the  nature  of the  security  and the  nature  of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Advisor  determines  that a Rule 144A Security  which was previously determined  to be liquid is no  longer  liquid  and,  as a  result,  the  Fund's holdings of illiquid  securities  exceed the Fund's limit on  investment in such securities, the Advisor will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Short Sales

     The Fund may from time to time  engage in short  sales of  securities,  for investment or for hedging  purposes.  Short sales are  transactions in which the
Fund sells a security  it does not own. To complete  the  transaction,  the Fund must  borrow  the  security  to make  delivery  to the  buyer.  The Fund is then obligated to replace the  security  borrowed by  purchasing  the security at the market price at the time of  replacement.  The Fund may be required to pay a fee to borrow particular  securities and is often obligated to pay over any payments received  on such  borrowed  securities.  In the event  that the Fund  elects to pursue  such a  strategy,  the Fund  expects it would sell  shares of  portfolio securities  short  through a pair trade system,  where it would  maintain a long position  in a  basket  of  dividend-paying  stocks  and a short  position  in a security  or  securities  replicating  an index,  which the Fund  expects  to be outperformed by the dividend-paying stocks it owns.

     The Fund may also sell short  individual  stocks  that the Fund  expects to underperform  other stocks which the Fund holds. For hedging purposes,  the Fund may purchase or sell short futures contracts on global equity indexes.

     The Fund's  obligation to replace the borrowed  security will be secured by collateral  deposited  with the  broker-dealer,  usually cash,  U.S.  Government securities  or other  liquid  securities.  The Fund  will  also be  required  to designate on its books and records similar  collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. Depending on arrangements made with the broker-dealer  from which it borrowed the security regarding  payment over of any payments  received by the Fund on such  security, the Fund may not receive any payments  (including  interest)  on its  collateral deposited with such broker-dealer.

     If the price of the security sold short  increases  between the time of the short sale and the time the Fund replaces the borrowed  security,  the Fund will incur a loss;  conversely,  if the price declines, the Fund will realize a gain.
Any gain will be decreased,  and any loss increased,  by the  transaction  costs described  above.  Although  the Fund's gain is limited to the price at which it sold the security short, its potential loss is unlimited.

     The Fund may also sell a security short if it owns at least an equal amount of the security sold short or another  security  convertible or exchangeable for an  equal  amount  of  the  security  sold  short  without  payment  of  further compensation (a short sale  against-the-box).  In a short sale  against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the  position if the  borrowed  stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. The Fund expects  normally to close its short sales  against-the-box  by delivering newly acquired stock.

     Purchasing  securities to close out the short position can itself cause the price  of the  securities  to  rise  further,  thereby  exacerbating  the  loss.
Short-selling  exposes the Fund to unlimited  risk with respect to that security due to the lack of an upper limit on the price to which an instrument  can rise.
Although the Fund  reserves  the right to utilize  short  sales,  and  currently intends to utilize  short sales,  the Advisor is under no  obligation to utilize short sales at all. The Fund currently  intends to close out each short position prior to the  underlying  issuer's  ex-dividend  date, if any, to avoid the Fund incurring any dividend expense in connection with such short position.

     The  requirements  of the 1940 Act and the Code  provide  that the Fund not make a short sale if, after giving effect to such sale,  the market value of all securities  sold short by the Fund exceeds 30% of the value of its total assets;
however,  the Fund  anticipates that it will generally not make a short sale if, after giving effect to such sale, the market value of all securities  sold short by the Fund exceeds 20% of the value of its total assets.

     When  transacting  a short sale,  the Fund must borrow the security sold to make delivery to the buyer.  The Fund is then  obligated to replace the security borrowed by  purchasing it at the market price at the time of  replacement.  The price at such time may be higher or lower  than the price at which the  security was sold by the Fund.

     A short sale will be successful if the shorted  security  price  decreases.
However,  if the  underlying  security goes up in price during the period during which the short position is outstanding,  the Fund will realize a loss. The risk on a short sale is unlimited  because the Fund must buy the shorted  security at the higher  price to complete  the  transaction.  Therefore,  short sales may be riskier than  investments  in long  positions.  With a long position the maximum sustainable  loss is  limited  to the  amount  paid  for the  security  plus the transaction  costs,  whereas there is no maximum attainable price of the shorted security.

     The Fund would also  incur  increased  transaction  costs  associated  with selling  securities  short. In addition,  if the Fund sells securities short, it must segregate assets on the books of the Fund or its custodian  containing cash or high-grade securities equal to (i) the greater of the current market value of the stocks sold short or the market  value of such  securities  at the time they were sold short, less (ii) any collateral  deposited with the Fund's broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result  of  maintaining  and  adding  to its  segregated  account,  the Fund may maintain  higher  levels of cash or liquid assets (for  example,  U.S.  Treasury bills,  repurchased  agreements,  high quality  commercial paper and long equity positions) for collateral  needs thus reducing its overall assets  available for trading  purposes.  In addition,  the Fund's entry into a short sale transaction could be treated as a constructive sale causing the recognition of gain, but not loss, for tax purposes.

Short-Term Investments

     The short-term  investments in which the Fund may invest  include,  but are not limited to:

     (1) Time deposits,  certificates of deposit (including  marketable variable rate  certificates  of  deposit)  and  bankers'  acceptances  issued  by a  U.S.
commercial  bank.  Time  deposits are  non-negotiable  deposits  maintained in a banking  institution  for a specified  period of time at a stated interest rate.
Time  deposits  maturing  in more than seven days will not be  purchased  by the
Fund,  and time deposits  maturing from two business days through seven calendar days will not  exceed  10% of the total  assets  of the  Fund.  Certificates  of deposit are negotiable short-term obligations issued by commercial banks against funds  deposited  in the issuing  institution.  Variable  rate  certificates  of deposit are  certificates  of deposit on which the interest rate is periodically adjusted prior to their stated  maturity  based upon a specified  market rate. A bankers'  acceptance  is a time draft drawn on a  commercial  bank by a borrower usually in connection with an international  commercial  transaction (to finance the import, export, transfer or storage of goods).

     The Fund will not invest in any security issued by a commercial bank unless
(i) the bank has total  assets of at least $1 billion  or, in the case of a bank which  does  not  have  total  assets  of at least  $1  billion,  the  aggregate investment  made in any one such bank is limited to $100,000  and the  principal amount of such  investment is insured in full by the Federal  Deposit  Insurance
Corporation,  (ii) it is a member of the Federal Deposit Insurance  Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

     (2)   Commercial   paper   with   the   highest   quality   rating   by   a
nationally-recognized  statistical  rating  organization  (e.g.,  A-1  by S&P or
Prime-1 by Moody's) or, if not so rated, of comparable  quality as determined by the Advisor;

     (3) Short-term  corporate  obligations with the highest quality rating by a nationally-recognized  statistical rating  organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated,  of  comparable  quality as  determined  by the
Advisor;

     (4) U.S. Government securities (see "U.S. Government Securities"); and

     (5) Repurchase agreements collateralized by securities listed above.

Unseasoned Companies

     The Fund may invest in relatively new or unseasoned  companies which are in their early stages of  development,  or small  companies  positioned  in new and emerging  industries  where the  opportunity  for rapid growth is expected to be above average.  Securities of unseasoned  companies  present  greater risks than securities of larger,  more  established  companies.  The companies in which the
Fund may invest may have relatively  small revenues,  limited product lines, and may have a small  share of the  market for their  products  or  services.  Small companies  may  lack  depth of  management,  they may be  unable  to  internally generate funds necessary for growth or potential development or to generate such funds through  external  financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet  established and may  never  become  established.  Due to  these  and  other  factors,  small companies may suffer significant losses as well as realize  substantial  growth, and  investments  in such  companies  tend  to be  volatile  and  are  therefore speculative.

U.S. Government Securities

     The Fund may invest in U.S. Government securities. U.S. Treasury securities are  backed by the "full  faith and  credit" of the  United  States.  Securities
issued  or  guaranteed  by  federal  agencies  and  U.S.  Government   sponsored
instrumentalities  may or may not be backed by the full  faith and credit of the
United States. In the case of securities not backed by the full faith and credit of the United  States,  investors in such  securities  look  principally  to the agency or  instrumentality  issuing or guaranteeing  the obligation for ultimate repayment,  and may not be able to  assert a claim  against  the  United  States itself in the event the agency or instrumentality  does not meet its commitment.
Agencies  which are backed by the full  faith and  credit of the  United  States include the Export-Import Bank, Farmers Home  Administration,  Federal Financing
Bank, the Federal Housing Administration, the Maritime Administration, the Small
Business  Administration,  and others.  Certain agencies and  instrumentalities, such as the GNMA,  are,  in  effect,  backed by the full faith and credit of the
United  States  through   provisions  in  their  charters  that  they  may  make
"indefinite and unlimited" drawings on the Treasury,  if needed to service their debt.  Debt from certain  other  agencies and  instrumentalities,  including the
FNMA,  are not  guaranteed  by the United  States,  but those  institutions  are protected  by the  discretionary  authority  for the U.S.  Treasury  to purchase certain amounts of their  securities to assist the institutions in meeting their debt obligations.  Finally,  other agencies and  instrumentalities,  such as the
Farm Credit  System,  the Tennessee  Valley  Authority and the Federal Home Loan
Mortgage Corporation, are federally chartered institutions under U.S. Government supervision,  but their debt securities are backed only by the  creditworthiness of those institutions, not the U.S. Government.

     An  instrumentality  of a U.S.  Government  agency is a  government  agency organized under Federal charter with government  supervision.  Instrumentalities issuing or  guaranteeing  securities  include,  among others,  Federal Home Loan
Banks,  the  Federal  Land  Banks,   Central  Bank  for  Cooperatives,   Federal
Intermediate Credit Banks, and the FNMA.

     The maturities of such securities usually range from three months to thirty years.  While such securities are guaranteed as to principal and interest by the
U.S.  Government or its agencies or  instrumentalities,  their market values may fluctuate and are not guaranteed,  which may, along with the other securities in the Fund's portfolio, cause the Fund's daily NAV to fluctuate.

When-Issued and Delayed-Delivery Securities

     The Fund may  purchase  securities  on a  when-issued  or  delayed-delivery basis. In such transactions, instruments are purchased with payment and delivery taking  place in the  future  in order to  secure  what is  considered  to be an advantageous  yield or price at the  time of the  transaction.  Delivery  of and payment for these  securities may take as long as a month or more after the date of the  purchase  commitment.  The Fund will  designate  cash or  securities  in amounts  sufficient  to cover its  obligations,  and will  value the  designated assets  daily.  The  payment  obligation  and the  interest  rates  that will be received are each fixed at the time the Fund enters into the  commitment  and no interest  accrues to the Fund until  settlement.  Thus,  it is possible that the market  value  at the  time of  settlement  could be  higher  or lower  than the purchase price if the general level of interest rates has changed.

Zero Coupon Bonds and Pay-In-Kind Bonds

     The credit risk factors  pertaining to lower rated securities also apply to lower rated zero coupon,  deferred interest and pay-in-kind  bonds.  These bonds carry an additional risk in that, unlike bonds that pay interest  throughout the period to  maturity,  the Fund will  realize no cash until the cash payment date and,  if the  issuer  defaults,  the Fund may  obtain  no  return  at all on its investment.  Zero  coupon,  deferred  interest  and  pay-in-kind  bonds  involve additional special considerations.

     Zero coupon or deferred  interest  securities are debt  obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified  date when the securities  begin paying current  interest (the "cash payment date") and therefore are generally  issued and traded at a discount from their face  amounts or par value.  The  discount  varies  depending  on the time remaining  until  maturity or cash  payment  date,  prevailing  interest  rates, liquidity of the security and the perceived  credit  quality of the issuer.  The discount,  in the absence of  financial  difficulties  of the issuer,  typically decreases as the final maturity or cash payment date of the security approaches.
The market prices of zero coupon securities are generally more volatile than the market prices of  securities  that pay interest  periodically  and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest  securities  having similar  maturities and credit quality.
Current  federal income tax law requires that a holder of a zero coupon security report as income each year the  portion of the  original  issue  discount on the security  that  accrues  that year,  even  though the  holder  receives  no cash payments of interest during the year.

     Pay-in-kind  bonds are securities that pay interest through the issuance of additional  bonds.  The Fund will be deemed to receive interest over the life of these  bonds and be  treated  as if  interest  were paid on a current  basis for federal income tax purposes,  although no cash interest payments are received by the Fund until the cash  payment  date or until the bonds  mature.  Accordingly, during  periods  when the Fund  receive no cash  interest  payments  on its zero coupon securities or deferred interest or pay-in-kind  bonds, it may be required to dispose of portfolio  securities to meet the  distribution  requirements  and these sales may be subject to the risk factors discussed above.

                             MANAGEMENT OF THE FUND

Investment Management Agreement

     Although Delaware  Management  Company ("DMC" or the "Advisor")  intends to devote  such  time and  effort  to the  business  of the  Fund as is  reasonably necessary  to  perform  its  duties to the  Fund,  the  services  of DMC are not exclusive and DMC provides similar  services to other  investment  companies and other clients and may engage in other activities.

     The Investment Management Agreement is dated  [_______________],  2007, and was approved by the initial  shareholder  on  [____________________],  2007. The
Investment  Management  Agreement  has an  initial  term of two years and may be renewed each year only so long as such renewal and continuance are  specifically approved at least  annually by the Board of Trustees or by vote of a majority of the outstanding  voting securities of the Fund, and only if the terms of and the renewal  thereof  have been  approved  by the vote of a  majority  of the Fund's
Independent  Trustees who are not parties  thereto or interested  persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Investment  Management Agreement is terminable without penalty on
60  days'  notice  by the  Fund's  Board of  Trustees  or by the  Advisor.  Each
Investment Management Agreement will terminate automatically in the event of its assignment.

     As compensation for the services  rendered under the Investment  Management
Agreement,  the Fund shall pay the  Advisor an annual  management  fee,  payable monthly,  in an amount  equal to 1.00% of the average  daily value of the Fund's total assets. When the Fund is utilizing  leverage,  the fee paid to the Advisor will be higher than if the Fund did not use leverage  because the fees paid will be  calculated  based on the Fund's total  assets,  which  include the principal amount of outstanding borrowings used for leverage.

     Except  for  those  expenses  borne by the  Advisor  under  the  Investment
Management  Agreement,  the Fund is responsible for all of its own expenses.  In addition  to the  management  fee of DMC,  the Fund  pays all  other  costs  and expenses of its  operations,  including but not limited to,  compensation of its trustees (other than those affiliated with DMC), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing  fees and  expenses,  expenses  of  independent  auditors,  expenses  of
repurchasing   shares,   expenses  of  preparing,   printing  and   distributing
shareholder  reports,  notices,  proxy  statements  and reports to  governmental agencies, and taxes, if any.

Trustees and Officers

     The officers of the Fund manage its day-to-day operations. The officers are directly  responsible  to the Fund's Board of Trustees which sets broad policies for the Fund and  chooses  its  officers.  Below is a list of the  trustees  and officers  of the Fund and their  present  positions  and  principal  occupations during the past five years.

     Certain officers and Trustees of the Fund hold identical  positions in each of the other  Delaware  Investments(R)Funds.  The Fund's  Trustees and principal officers are noted below along with their ages and their business experience for the past five  years.  The  Trustees  serve for  indefinite  terms  until  their resignation, death, or removal.

---------------------- -------------- ----------------- -------------------------- --------------------- -------------------
                                                                                        Number of              Other
                                                                                    Portfolios in Fund     Directorships
                        Position(s)                                                Complex Overseen by    Held by Trustee/
Name, Address, and       Held with     Length of Time    Principal Occupation(s)    Trustee/ Director       Director or
Birthdate                the Fund          Served          During Past 5 Years          or Officer            Officer
----------------------------------------------------------------------------------------------------------------------------
Interested Trustees
---------------------- -------------- ----------------- -------------------------- --------------------- -------------------
Patrick P. Coyne(1)       Trustee      Trustee since     Mr. Coyne has served in            [83]                None
2005 Market Street                     April 12, 2007      various executive
Philadelphia,                                            capacities at different
Pennsylvania 19103                                          times at Delaware
                                                             Investments.(2)
April 14, 1963
----------------------------------------------------------------------------------------------------------------------------

(1)  Mr. Coyne is  considered  to be an  "Interested  Trustee"  because he is an executive officer of the Fund's Advisor.

(2)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings, Inc. and its subsidiaries, including the Fund's Advisor.

----------------------------------------------------------------------------------------------------------------------------
Independent Trustees

----------------------------------------------------------------------------------------------------------------------------
Officers
---------------------- -------------- ----------------- -------------------------- --------------------- -------------------
David F. Connor           Secretary    Secretary         Mr. Connor has served as Vice      [83]                None
2005 Market Street                     since April 12,   President and Deputy General
Philadelphia,                          2007              Counsel at Delaware
Pennsylvania 19103                                       Investments since 2000.

December 2, 1963
---------------------- -------------- ----------------- -------------------------- --------------------- -------------------
Richard Salus             Chief        Chief             Mr. Salus has served in            [83]                None
2005 Market Street        Financial    Financial         various executive capacities
Philadelphia, PA 19103    Officer      Officer since     at different times at Delaware
                                       April 12, 2007    Investments.
October 4, 1963
---------------------- -------------- ----------------- -------------------------- --------------------- -------------------

     The following  table shows each  Trustee's  ownership of shares of the Fund and of all Delaware Investments(R)Funds as of December 31, 2006.

------------------ --------------------------------------------------------- ----------------------------------------------------
                                                                                Aggregate Dollar Range of Equity Securities in All
                                                                                 Registered Investment Companies Overseen by
Name                   Dollar Range of Equity Securities in the Fund(1)           Trustee in Family of Investment Companies
------------------ --------------------------------------------------------- ----------------------------------------------------
Patrick P. Coyne                            $0
---------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------------------------------

(1)  The Fund is a newly organized closed-end  investment company.  Accordingly, as of the date of this  Statement of  Additional  Information,  none of the
     Trustees beneficially own any securities issued by the Fund.

Compensation of Trustees

     The following table sets forth the compensation  received or to be received by each  Trustee  from the Fund and the  total  compensation  received  from all
Delaware  Investments(R)Funds  for  which  he or  she  served  as a  Trustee  or
Director.  Only the  Trustees  of the Fund who are not  "interested  persons" as defined by the 1940 Act (i.e., the "Independent  Trustees") receive compensation from the Fund. The following  table  provides,  in addition,  information on the retirement benefits accrued on behalf of those Trustees eligible to receive such benefits under the Delaware Investments(R)Retirement Plan for Trustees/Directors
(the  "Retirement  Plan").  This  plan was  recently  terminated  as more  fully described below.

                                                                         Total Compensation from
                                                                         the Investment Companies
                  Aggregate Compensation       Retirement Benefits           in the Delaware
                 to be Received from the     Accrued as Part of Fund           Investments(R)
Trustee                  Fund(1)                   Expenses(2)                  Complex(3)

(1)  The  amounts  set  forth in this  column  represent  the  estimated  future payments that the Trustees are expected to receive for their service on the
     Board for the fiscal year ending November 30, 2007.

(2)  [Figures  reflect  amounts  already  accrued  under a  Retirement  Plan and additional amounts accrued to effect the termination of the Retirement Plan for  investment  companies  that  are part of the  Delaware  Investments(R)
     complex as of  [__________],  [____].  The  Advisor  has agreed to absorb a
     minimum   of   $500,000   through   certain   additional   waivers   and/or
     reimbursements  for those funds within the  Delaware  Investments(R)complex that are subject to expense limitations. The Fund will not bear the cost of the Retirement  Plan benefits  because the  Retirement  Plan was terminated prior to the Fund's inception.

(3)  The  amounts  set  forth  in this  column  represent  compensation  for the
     12-month period ended [________],  [____]. Effective December 1, 2006, each
     Independent Trustee/Director will receive an annual retainer fee of $84,000 for serving as a  Trustee/Director  for all 30 investment  companies in the
     Delaware  Investments(R)  family,  plus $5,000 per day for  attending  each
     Board  Meeting held on behalf of all  investment  companies in the complex.
     Members  of  the  Nominating  and  Corporate  Governance  Committee,  Audit
     Committee,  and Investments  Committee receive  additional  compensation of
     $2,500 for each Committee meeting attended.  In addition,  the chairpersons
     of  the  Audit,  Investments,   and  Nominating  and  Corporate  Governance
     Committees   each   receive   an   annual   retainer   of   $15,000.    The
     Lead/Coordinating  Trustee/Director  of  the  Delaware  Investments(R)Funds
     receives an  additional  annual  retainer of $35,000.  These amounts do not include payments related to the termination of the Retirement Plan.

     Until  the  Retirement  Plan's   termination,   as  described  below,  each
Independent  Trustee who, at the time of his or her retirement  from the Boards, having  attained  the age of 70 and  served  on the  Boards  for at  least  five continuous years, was entitled to receive payments from each investment  company in the  Delaware  Investments(R)  family  for  which  he or she  had  served  as
Trustee/Director.  These  payments  were to be made  for a  period  equal to the lesser of the number of years that such person served as a  Trustee/Director  or the remainder of such person's life. The amount of such payments would have been equal,  on an  annual  basis,  to the  amount  of the  annual  retainer  paid to
Trustees/Directors  of each  investment  company  at the  time of such  person's retirement.

     The table below sets forth the  estimated  annual  retirement  benefit that would have been payable  under the  Retirement  Plan at  specified  compensation levels and years of service.  Trustees  credited  with years of service  through
[December 31, 2006] are: [name] [(__ years)].  During the year ended [________],
[____],   [_____________________]  were  receiving  yearly  benefits  under  the
Retirement Plan: [__________________].

-------------------------------- ------------------------------------------
                                            Years of Service
-------------------------------- ------------------------------------------
Amount of Annual Retainer Paid
in Last Year of Service          0-4 Years                 5 Years or More
-------------------------------- ------------------- ----------------------

     The  Board  of   Trustees/Directors  of  all  the  funds  in  the  Delaware
Investments(R)complex  voted to terminate the Delaware  Investments(R)Retirement
Plan for  Trustees/Directors,  effective  November 30, 2006.  As a result of the termination  of the  Retirement  Plan,  no further  benefits  will accrue to any current or future  directors and a one-time payment of benefits earned under the
Retirement Plan will be paid to eligible  Trustees/Directors.  The amount of the payment to be made on January  31,  2007  represents  the  benefits to which the current Trustee/Director is entitled under the terms of the Retirement Plan. The calculation of such amount is based on: (1) the annual retainer amount as of the date of termination ($80,000);  (2) each Trustee/Director's  years of service as of the date of termination  (listed above);  and (3) the actuarially  determined life  expectancy  of each  Trustee/Director.  The payments thus  calculated  are discounted to present value.

     The net present value of the benefits  accrued under the plan to which each
such   Independent   Trustee/Director   is   entitled   was   calculated   by  a
licensed/certified  actuary  and  then  reviewed  and  approved  by  the  Fund's
Independent  Directors  who had no benefits  vested under the Plan.  The amounts being paid in 2007 are as follows: [__________________].]

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Fund. It also oversees the quality and objectivity of the Fund's  financial  statements and the independent audit thereof,  and acts as a liaison between the Fund's independent  registered public  accounting  firm  and the full  Board  of  Trustees.  The  Fund's  Audit
Committee consists of the following Independent Trustees: [__________].

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy  on the  Board.  Shareholders  who wish to  submit  recommendations  for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the  Nominating  and  Corporate  Governance  Committee,  c/o Delaware
Investments  Funds at 2005  Market  Street,  Philadelphia,  Pennsylvania  19103.
Shareholders  should  include  appropriate  information  on the  background  and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis and such  recommendations will be kept on file  for  consideration  when  there is a  vacancy  on the  Board.  The committee consists of the following Independent Trustees: [_____________].

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of
[all] of the Fund's Independent Trustees.

     Investments  Committee:  The primary purposes of the Investments  Committee are to: (i) assist the Board at its request in its  oversight of the  investment advisory  services  provided to the  Portfolio  by the  Advisor,  as well as any sub-advisors;  (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed  amendments  to existing  agreements  and  recommend  what action the full Board and the  independent  trustees take regarding the approval of all such proposed arrangements;  and (iii) review, from time to time, reports supplied  by the Advisor  regarding  investment  performance  and  expenses  and suggest  changes to such  reports.  The  Investments  Committee  consists of the following Independent Trustees: [______________].

     As the Fund is a closed-end  investment  company  with no prior  investment operations,  no meetings of the above  committees  have been held in the current fiscal year.

Proxy Voting Policies

     The Fund has  formally  delegated  to the  Advisor the  responsibility  for making all proxy voting  decisions in relation to portfolio  securities  held by the Fund.  If and when  proxies  need to be voted on  behalf  of the  Fund,  the
Advisor  will vote  such  proxies  pursuant  to its Proxy  Voting  Policies  and
Procedures  (the  "Procedures").  The Advisor  has  established  a Proxy  Voting
Committee (the  "Committee")  which is responsible  for overseeing the Advisor's proxy  voting  process  for the Fund.  One of the main  responsibilities  of the
Committee is to review and approve the  Procedures to ensure that the Procedures are  designed to allow the Advisor to vote proxies in a manner  consistent  with the goal of voting in the best interests of the Fund.

     In order to facilitate  the actual process of voting  proxies,  the Advisor has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and vote proxies  generally in accordance  with the Procedures.  The Committee is responsible for overseeing  ISS's proxy voting activities.  If a proxy has been voted for the Fund, ISS will create a record of the vote. Information,  if any, regarding how the Fund voted proxies relating to portfolio  securities  during the most recent 12-month period ended June 30 will
be   available   without   charge:   (i)   through   the   Fund's  Web  site  at
www.delawareinvestments.com;  and  (ii)  on the  U.S.  Securities  and  Exchange
Commission's Web site at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Advisor will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Advisor will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Fund.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Fund.  Some  examples  of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to management  compensation  plans are determined on a case-by-case basis;  and (vii)  generally  vote for  reports on the level of  greenhouse  gas emissions from the company's operations and products.

     Because the Fund has delegated proxy voting to the Advisor, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures  regarding this matter.  However, the Advisor does  have a  section  in its  Procedures  that  addresses  the  possibility  of conflicts of interest.  Most proxies that the Advisor  receives on behalf of the
Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined  Procedures, it normally will not be necessary for the Advisor to make an actual  determination of how to vote a particular proxy,  thereby largely eliminating  conflicts of interest for the Advisor during the proxy voting process. In the very limited instances where the Advisor is considering voting a proxy contrary to ISS's recommendation,  the
Committee  will first assess the issue to see if there is any possible  conflict of interest  involving  the Advisor or affiliated  persons of the Advisor.  If a member of the  Committee  has actual  knowledge of a conflict of  interest,  the
Committee  will  normally use another  independent  third party to do additional research on the particular proxy issue in order to make a recommendation  to the
Committee  on how to vote the  proxy  in the best  interests  of the  Fund.  The
Committee  will  then  review  the proxy  voting  materials  and  recommendation provided by ISS and the  independent  third party to  determine  how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

Codes of Ethics

     The Fund and Advisor have adopted  Codes of Ethics in  compliance  with the requirements of Rule 17j-1 under the 1940 Act, which govern personal  securities transactions.  Under  the  Codes of  Ethics,  persons  subject  to the Codes are permitted to engage in personal securities  transactions,  including  securities that may be purchased or held by the Fund, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other  procedures  set forth in the applicable  Code of  Ethics.  These  codes  can be  reviewed  and  copied at the
Securities and Exchange  Commission's Public Reference Room in Washington,  D.C.
Information  on the  operation of the Public  Reference  Room may be obtained by calling the Securities and Exchange Commission at 1-202-942-8090. These codes of ethics are  available  on the EDGAR  Database  on the  Securities  and  Exchange
Commission's  web site  (http://www.sec.gov),  and copies of these  codes may be obtained, after paying a duplicating fee, by electronic request at the following
e-mail  address:  publicinfo@sec.gov,  or by writing the Securities and Exchange
Commission's Public Reference Section, Washington, D.C. 20549-0102.

Investment Advisor

     Delaware  Management Company ("DMC") acts as the Fund's investment advisor.
DMC, located at 2005 Market Street,  Philadelphia,  Pennsylvania 19103, provides investment advisory services for registered investment companies and is a series of  Delaware  Management  Business  Trust,  which is an indirect  subsidiary  of
Delaware Management Holdings,  Inc. ("DMH"). DMH is an indirect subsidiary,  and subject to the ultimate  control,  of Lincoln National  Corporation,  a publicly traded  corporation  (NYSE-LNC).  Lincoln,  with  headquarters in  Philadelphia,
Pennsylvania,  is a diversified  organization with operations in many aspects of the financial services industry,  including insurance and investment management.
Delaware  Investments  is the marketing name for DMH and its  subsidiaries.  The
Advisor  and its  affiliates  own  the  name  "Delaware  Group."  Under  certain circumstances,  including the  termination of the Fund's  advisory  relationship with the Advisor or its  distribution  relationship  with the  Distributor,  the
Advisor and its  affiliates  could cause the Fund to delete the words  "Delaware
Group" from its name.

     As of March 31, 2007, the assets under management of DMC and its affiliates
("Delaware  Investments")  totaled nearly $[__] billion,  of which approximately
$[__]  billion  were  managed  by DMC.  The  Advisor  also  provides  investment management services to all of the other Delaware Investments(R)Funds. Affiliates of the Advisor also manage other investment accounts. While investment decisions for the Fund are made  independently from those of the other funds and accounts, investment  decisions  for such other funds and accounts may be made at the same time as investment  decisions for the Fund. The Advisor pays the salaries of all
Trustees,  officers,  and employees who are affiliated with both the Advisor and the Fund.

Portfolio Managers

     The following chart lists certain information about types of other accounts
for   which   each   portfolio   manager   is   primarily   responsible   as  of
[_________________], 2007.

                                                                                 Total Assets in
                                                                                 Accounts with
                             No. of        Total         No. of Accounts with    Performance-
                            Accounts    Assets Managed  Performance-Based Fees    Based Fees
Bob Zenouzi
Registered Investment         ____           ____                ____                 ____
Companies
Other Pooled Investment       ____           ____                ____                 ____
Vehicles
Other Accounts                ____           ____                ____                 ____
Damon J. Andres
Registered Investment         ____           ____                ____                 ____
Companies
Other Pooled Investment       ____           ____                ____                 ____
Vehicles
Other Accounts                ____           ____                ____                 ____
Liu-Er Chen
Registered Investment         ____           ____                ____                 ____
Companies
Other Pooled Investment       ____           ____                ____                 ____
Vehicles
Other Accounts                ____           ____                ____                 ____
Thomas H. Chow
Registered Investment         ____           ____                ____                 ____
Companies
Other Pooled Investment       ____           ____                ____                 ____
Vehicles
Other Accounts                ____           ____                ____                 ____
Zoe A. Neale
Registered Investment         ____           ____                ____                 ____
Companies
Other Pooled Investment       ____           ____                ____                 ____
Vehicles
Other Accounts                ____           ____                ____                 ____
D. Tysen Nutt Jr.
Registered Investment         ____           ____                ____                 ____
Companies
Other Pooled Investment       ____           ____                ____                 ____
Vehicles
Other Accounts                ____           ____                ____                 ____
Philip R. Perkins
Registered Investment         ____           ____                ____                 ____
Companies
Other Pooled Investment       ____           ____                ____                 ____
Vehicles
Other Accounts                ____           ____                ____                 ____

Description of Material Conflicts of Interest

     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided to the Funds and the  investment action for each account and Fund may differ.  For  example,  one account or Fund may be selling a security,  while  another  account or Fund may be purchasing or holding the same security.  As a result,  transactions  executed for one account and Fund may adversely  affect the value of securities held by another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts and
Funds for which the investment would be suitable may not be able to participate.
Delaware has adopted procedures  designed to allocate  investments fairly across multiple accounts.

     [______]  of  the  accounts  managed  by  the  portfolio   managers  has  a
performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage this account so as to enhance its  performance,  to the possible  detriment  of other  accounts for which the investment manager does not receive a performance-based fee.

     A portfolio  manager's  management  of personal  accounts  also may present certain  conflicts of interest.  While  Delaware's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

     Each portfolio's manager's compensation consists of the following:

     Base Salary:  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus:  Bonuses  may be  awarded  to the  portfolio  managers  based on the specific  determinations  described  below,  which vary depending on the team to which the portfolio manager is assigned.

     Members of the REIT team may receive a bonus based on a  proportion  of the bonus pool for the team,  which is  comprised  of a  percentage  of the revenues associated with the products  managed by the team. The REIT team's bonus pool is allotted  based on subjective  factors (50%) and objective  factors  (50%).  The primary  objective  factors are the performance of the funds managed by the team relative  to the  performance  of the  appropriate  Lipper  peer  groups and the performance of the  institutional  accounts relative to the NAREIT equity index, each of which is given equal  weight.  Performance  is measured as the result of one's standing in the Lipper peer groups and relative to the NAREIT equity index on a  one-year,  three-year  and  five-year  basis,  all of  which  are  equally weighted.  There is no objective award for a fund whose  performance falls below the 50th  percentile  for a given  time  period.  There is a  sliding  scale for performance achievements above the 50th percentile.

     Portfolio  managers  that are  members  of the  emerging  markets  team are entitled to receive a  guaranteed  base bonus.  In  addition,  team  members may receive an additional  bonus based entirely on [subjective]  factors,  including the realization of certain performance objectives.  The primary objective is the performance  of the fund  relative to the  Emerging  Markets  Lipper peer group.
Performance is measured as the result of one's standing in the Lipper peer group on a  one-year,  three-year  and  five-year  basis.  Three year  performance  is weighted more heavily and there is no award above the base bonus for performance below the 40th percentile for a given time period.  There is a sliding scale for performance achievements above the 50th percentile.

     Members of the focus international equity and focus value teams may receive a bonus based on a proportion of the individual bonus pools for the teams, which are  comprised of a  percentage  of the  revenues  associated  with the products managed by each team.  The amounts in the bonus pools are based on the  revenues
associated  with  the  products  a  portfolio   manager  manages.   Due  to  the
transitioning  of  responsibilities  of this team,  the  bonuses  for the [2006]
fiscal  year for both  teams  were  guaranteed.  It is  anticipated  that in the future,  objective  components will be added to the determination of the size of the bonus  pools to be  awarded  to the teams  that are  reflective  of  account performance relative to an appropriate peer group or database.

     Portfolio managers that are members of the global bond team are eligible to receive an annual cash bonus, based on quantitative and qualitative factors. The amount  of the pool for  bonus  payments  is first  determined  by  mathematical equation based on all assets  managed,  management  fees,  and related  expenses
(including fund waiver  expenses) for registered  investment  companies,  pooled vehicles,  and  managed  separate  accounts.  Generally,  50-70% of the bonus is quantitatively  determined.  Each manager is  compensated  according  the Fund's
Lipper peer group percentile ranking on a one-year and three-year basis, equally weighted.  There is no  objective  award  for a fund that  falls  below the 50th percentile over the three-year  period.  There is a sliding scale for investment companies  that are ranked  above the 50th  percentile.  The  remaining  30%-50%
portion of the bonus is discretionary as determined by Delaware  Investments and takes into account subjective factors.

     Portfolio  managers  that are members of the high grade or high yield teams are eligible to receive an annual cash bonus, which is based on quantitative and qualitative  factors.  There is one pool for bonus payments for the fixed income department.  The amount of the pool for bonus  payments is first  determined  by
mathematical   equation  based  on  all  assets  managed  (including  investment companies,  insurance  product-related  accounts and other  separate  accounts), management  fees and  related  expenses  (including  fund waiver  expenses)  for registered investment companies, pooled vehicles, and managed separate accounts.
Generally,  50%-70% of the bonus is quantitatively  determined.  For more senior
portfolio  managers,   a  higher  percentage  of  the  bonus  is  quantitatively
determined.  For investment companies, each manager is compensated according the
Fund's Lipper peer group percentile  ranking on a one-year and three-year basis, equally  weighted.  For managed  separate  accounts the  portfolio  managers are compensated  according to the  composite  percentile  ranking  against the Frank
Russell and Callan Associates databases on a one-year and three-year basis, with three-year performance more heavily weighted.  There is no objective award for a fund that falls below the 50th percentile over the three-year period. There is a
sliding  scale  for  investment   companies  that  are  ranked  above  the  50th
percentile.  The  remaining  30%-50%  portion of the bonus is  discretionary  as determined by Delaware Investments and takes into account subjective factors.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or  "performance  shares",  in Lincoln
National Corporation. Delaware Investments U.S., Inc., is an indirect subsidiary of Delaware Management Holdings, Inc. Delaware Management Holdings,  Inc., is in
turn a indirect, wholly-owned subsidiary of Lincoln National Corporation.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to  provide  certain  Delaware  investment  personnel  with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the  investment  manager in its full  discretion.  Option  awards may be based in part on  seniority.  The fair  market  value of the shares is  normally determined  as of each June 30 and December 31.  Shares issued upon the exercise of such  options  must be held for six months and one day,  after which time the shareholder  may put them back to the issuer or the  shares  may be called  back from the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities

     The Fund is a newly organized  investment company.  Accordingly,  as of the date of this Statement of Additional Information, none of the portfolio managers beneficially owns any securities issued by the Fund.

Administrator

     Delaware Service Company, Inc. ("DSC"),  2005 Market Street,  Philadelphia,
Pennsylvania 19103, an affiliate of DMC, will serve as the Fund's  Administrator and will provide  accounting  and  administrative  services to the Fund.  DSC is responsible  for  calculating  the net  asset  value of the  common  shares  and generally  managing the  administrative  affairs of the Fund. DSC is entitled to receive [fee structure to be added], plus out of pocket expenses.  When the Fund is utilizing  leverage,  the fee paid to DSC will be higher than if the Fund did not use leverage  because the fees paid will be  calculated  based on the Fund's total assets, which include the principal amount of outstanding  borrowings used for leverage.

Custodian and Transfer Agent

     The custodian of the assets of the Fund will be [___________],  and it will perform custodial services. [__________] will serve as the Fund's transfer agent with respect to the common shares.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisor selects broker/dealers to execute transactions on behalf of the
Fund  for the  purchase  or sale of  portfolio  securities  on the  basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who provide best  execution  for the Fund.  Best  execution  refers to many factors, including the price paid or received for a security, the commission charged, the promptness  and  reliability  of execution,  the  confidentiality  and placement accorded the order and other factors  affecting the overall benefit  obtained by the account on the transaction. A number of trades are made on a net basis where the Fund  either  buy  securities  directly  from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the  difference  between the buy and sell price) which is the equivalent of a commission.  When a commission is paid, the Fund pays reasonable  brokerage commission rates based upon the professional  knowledge of the Advisor's trading department as to rates paid and charged for similar transactions  throughout the
securities  industry.  In  some  instances,   the  Fund  pays  a  minimal  share
transaction cost when the transaction presents no difficulty.

     Payments of commissions  to brokers who are affiliated  persons of the Fund
(or  affiliated  persons of such persons)  will be made in accordance  with Rule
17e-1  under  the  1940  Act.  Commissions  paid on such  transactions  would be commensurate  with the  rate of  commissions  paid on  similar  transactions  to brokers that are not so affiliated.

     The Advisor may allocate,  out of all commission  business generated by all
of  the  funds  and  accounts  under  its  management,   brokerage  business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities;  furnishing of analyses and reports concerning issuers,  securities, or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in  security  analyses;  and  providing  portfolio  performance  evaluation  and technical market  analyses.  Such services are used by the Advisor in connection with its  investment  decision-making  process with respect to one or more funds and  accounts  managed by it,  and may not be used,  or used  exclusively,  with respect to the fund or account generating the brokerage.

     As provided in the 1934 Act and the Investment Management Agreement, higher commissions are permitted to be paid to  brokers/dealers  who provide  brokerage and research services than to  broker/dealers  who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research  services  provided.  Although  transactions  directed to broker/dealers  who provide such  brokerage and research  services may result in the Fund paying higher  commissions,  the Advisor believes that such commissions are  reasonable in relation to the value of the brokerage and research  services provided.  In some  instances,  services  may be provided  to the Advisor  which constitute in some part  brokerage and research  services used by the Advisor in connection  with its investment  decision-making  process and constitute in some part  services used by the Advisor in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Advisor will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Advisor  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  that  generate  commissions  or  their  equivalent  are allocated to broker/dealers  who provide daily portfolio pricing services to the
Fund and to other  Delaware  Investments(R)  Funds.  Subject to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The  Advisor may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain,  it is the opinion of the Advisor and the Fund's Board of Trustees  that the  advantages  of combined  orders  outweigh  the  possible  disadvantages  of separate transactions.

     Consistent  with the  National  Association  of  Securities  Dealers,  Inc.
("NASD") and subject to seeking best  execution,  the Fund may place orders with broker/dealers  that have  agreed to defray  certain  expenses  of the  Delaware
Investments(R)Funds, such as custodian fees.

     [The  Fund has the  authority  to  participate  in a  commission  recapture program.  Under the program,  and subject to seeking best execution as described in this section, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related  brokerage  commission  to the Fund in cash.  Any  such  commission  rebates  will  be  included  in  realized  gain on securities in the appropriate  financial statements of the Fund. The Advisor and its  affiliates  have  previously  and may in the  future  act as an  investment advisor to mutual funds or separate  accounts  affiliated with the administrator
of  the  commission   recapture   program.   In  addition,   affiliates  of  the
administrator  act  as  consultants  in  helping  institutional  clients  choose investment  advisors and may also  participate  in other types of businesses and provide other services in the investment management industry.]

     [The Advisor and its affiliates manage investments for clients from offices located around the world. As a result,  purchases and sales of securities may be executed through  different  trading desks or on different  exchanges or markets through  out the day,  resulting  in  transactions  in the same  security  being effected at different prices over a 24 hour period.]

     The Fund may engage in short-term trading strategies, and securities may be sold  without  regard to the  length of time held  when,  in the  opinion of the
Advisor,  investment  considerations  warrant  such  action.  The Fund  will not attempt to achieve or be limited to a predetermined rate of portfolio  turnover.
Such turnover always will be incidental to  transactions  undertaken with a view to achieving the Fund's investment objective. These policies,  together with the ability  of the Fund to  effect  short  sales of  securities  and to  engage  in transactions  in options  and  futures,  may have the effect of  increasing  the
Fund's  annual rate of portfolio  turnover.  A high turnover rate (100% or more)
may  increase   brokerage   commissions   paid  and  could  generate  taxes  for
shareholders on realized investment gains.

                              DESCRIPTION OF SHARES

Common Shares

     The Fund  intends to hold annual  meetings of  shareholders  so long as the common shares are listed on a national securities exchange and such meetings are required  as a  condition  to such  listing.  All common  shares are equal as to dividends,  assets and voting  privileges and have no conversion,  preemptive or other subscription  rights.  The Fund will send annual and semi-annual  reports, including financial statements, to all holders of its shares.

Preferred Shares

     The Agreement and  Declaration  of Trust  provides that the Fund's Board of
Trustees may authorize and issue preferred shares (the "Preferred  Shares") with rights  as  determined  by the  Board of  Trustees,  by  action  of the Board of
Trustees  without the approval of the holders of the common  shares.  Holders of common  shares have no preemptive  right to purchase any  Preferred  Shares that might be issued.  Whenever  Preferred  Shares are  outstanding,  the  holders of common  shares will not be entitled to receive any  distributions  from the Fund unless all accrued  dividends on Preferred  Shares have been paid,  unless asset coverage (as defined in the 1940 Act) with respect to Preferred  Shares would be at least 200% after giving effect to the  distributions and unless certain other requirements  imposed by any rating  agencies  rating the Preferred  Shares have been met. Under the 1940 Act, the Preferred Shares shall have complete  priority over any other class as to distribution of assets and payment of dividends.

     Voting  Rights.  The 1940 Act  requires  that the holders of any  Preferred
Shares,  voting  separately as a single class,  have the right to elect at least two trustees at all times.  The 1940 Act also requires  that, in addition to any approval by shareholders  that might otherwise be required,  the approval of the holders of a majority of any outstanding  Preferred Shares, voting separately as a class,  would be required to (1) adopt any plan of  reorganization  that would adversely affect the Preferred Shares,  and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including,  among other things,  changes  in the Fund's  subclassification  as a  closed-end  investment company or changes in its fundamental  investment  restrictions.  As a result of these voting rights,  the Fund's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. In the event that the Board of Trustees  determines to issue  preferred  shares,  such shares will have the voting rights and  preferences  as deemed  appropriate  by the Board of
Trustees.

     The  affirmative  vote of the  holders  of a  majority  of the  outstanding
Preferred Shares,  voting as a separate class, will be required to amend,  alter or repeal  any of the  preferences,  rights or powers of  holders  of  Preferred
Shares so as to affect  materially  and adversely  such  preferences,  rights or powers,  or to increase or decrease the authorized  number of Preferred  Shares.
The class vote of holders of Preferred  Shares described above will in each case be in addition to any other vote required to authorize the action in question.

     Redemption,  Purchase,  and Sale of Preferred Shares by the Fund. The terms of any Preferred  Shares,  as  determined by the Board of Trustees,  may provide that  (1) they are  redeemable  by the Fund in whole or in part at the  original purchase  price per share plus  accrued  dividends  per share,  (2) the Fund may tender  for or  purchase  Preferred  Shares,  and (3) the Fund may  subsequently resell any shares so tendered for or  purchased.  Any  redemption or purchase of
Preferred  Shares by the Fund will reduce the leverage  applicable to the common shares, while any resale of shares by the Fund will increase that leverage.

     The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board of Trustees  determines to proceed with such an offering, the Preferred Shares will have the rights and privileges and deemed  appropriate by the Board of Trustees, subject to applicable law and the Fund's Agreement and
Declaration of Trust. The Board of Trustees, without the approval of the holders of common shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

     The Fund may apply for ratings for any Preferred Shares from Moody's,  S&P, or Fitch. In order to obtain and maintain the required ratings, the Fund will be required to comply with investment quality, diversification and other guidelines established  by  Moody's  and/or  S&P.  Such  guidelines  will  likely  be  more restrictive than the restrictions  otherwise applicable to the Fund as described in the Fund's  prospectus or above in this Statement of Additional  Information.
The Fund does not anticipate that such guidelines  would have a material adverse effect on the Fund's  holders  of common  shares or its  ability to achieve  its investment  objective.  The Fund  anticipates  that any Preferred Shares that it issues would be initially given the highest ratings by Moody's ("Aaa") or by S&P
("AAA"),  but no assurance  can be given that such ratings will be obtained.  No minimum  rating is required for the  issuance of  Preferred  Shares by the Fund.
Moody's and S&P receive fees in connection with their ratings issuances.

Other Shares

     The Board of Trustees  (subject to applicable law and the Fund's  Agreement and Declaration of Trust) may authorize an offering, without the approval of the holders of either common shares or Preferred Shares, of other classes of shares, or other  classes  or series  of  shares,  as they  determine  to be  necessary, desirable or appropriate,  having such terms, rights,  preferences,  privileges, limitations  and  restrictions  as the  Board  of  Trustees  see  fit.  The Fund
currently  does not expect to issue any other  classes  of shares,  or series of shares, except for the common shares and the Preferred Shares.

                           REPURCHASE OF COMMON SHARES

     The Fund is a  closed-end  management  investment  company  and as such its shareholders  will not have the right to cause the Fund to redeem their  shares.
Instead,  the Fund's common shares will trade in the open market at a price that will be a function of several factors,  including  dividend levels (which are in
turn  affected  by  expenses),  net  asset  value,  call  protection,   dividend
stability,  relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment  company may  frequently  trade at prices lower than net asset value, the Fund's Board of Trustees  may consider  action that might be taken to reduce or  eliminate  any material  discount  from net asset value in respect of common shares, which may include the repurchase of such shares in the open market or in private  transactions,  the  making of a tender  offer for such  shares,  or the conversion of the Fund to an open-end investment company.  The Board of Trustees may  decide  not to take any of these  actions.  In  addition,  there  can be no assurance that share  repurchases or tender offers,  if undertaken,  will reduce market discount.

     Notwithstanding  the  foregoing,  at any time  when the Fund has  Preferred
Shares outstanding,  the Fund may not purchase,  redeem or otherwise acquire any of its common shares unless (1) all accrued Preferred Shares dividends have been paid and (2) at the time of such purchase,  redemption or  acquisition,  the net asset value of the Fund's portfolio  (determined after deducting the acquisition price of the common  shares) is at least  200% of the  liquidation  value of the outstanding  Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon).  Any service fees incurred in  connection  with any tender offer made by the Fund will be borne by the Fund
and  will  not  reduce  the  stated   consideration  to  be  paid  to  tendering
shareholders.

     Subject to its investment restrictions,  the Fund may borrow to finance the repurchase  of shares or to make a tender offer.  Interest on any  borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share  repurchases or tenders will reduce the Fund's net income.
Any share  repurchase,  tender offer or borrowing  that might be approved by the
Fund's Board of Trustees would have to comply with the  Securities  Exchange Act of 1934, as amended, the 1940 Act and the rules and regulations thereunder.

     The  repurchase  by the Fund of its shares at prices  below net asset value will result in an  increase  in the net asset value of those  shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below net asset value will result in the Fund's shares trading at a price  equal to their net asset  value.  Nevertheless,  the fact that the Fund's shares may be the subject of  repurchase  or tender offers from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

     In  addition,  a purchase by the Fund of its common  shares will reduce net assets  which would  likely  have the effect of  increasing  the Fund's  expense ratio.

     Before deciding whether to take any action if the common shares trade below net asset value, the Fund's Board of Trustees would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the
Fund's  portfolio,  the impact of any action  that might be taken on the Fund or its shareholders,  and market considerations.  Based on these considerations and any  other  relevant  factors,  even if the  Fund's  shares  should  trade  at a discount,  the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

                                   TAX MATTERS

     The following  discussion is a brief summary of certain U.S. federal income tax  considerations  affecting  the Fund and its  shareholders.  The  discussion reflects  applicable  tax  laws  of the  United  States  as of the  date of this
Statement of Additional Information, which tax laws may be changed or subject to new  interpretations  by the courts or the Internal  Revenue Service (the "IRS")
retroactively  or  prospectively.   This  discussion  assumes  that  the  Fund's
shareholders  hold their common shares as capital assets for U.S. federal income tax  purposes  (generally,  assets held for  investment).  No attempt is made to present a detailed  explanation  of all  federal,  state,  local and foreign tax concerns affecting the Fund and its shareholders  (including shareholders owning a large  position in the Fund),  and the  discussions  set forth here and in the prospectus do not  constitute  tax advice.  Investors are urged to consult their own tax advisors with any specific questions  relating to federal,  state, local and foreign taxes.

     Taxation of the Fund

     The Fund intends to elect and to qualify for special tax treatment afforded to a regulated  investment company under Subchapter M of the Code. As long as it
so  qualifies,   in  any  taxable  year  in  which  it  meets  the  distribution requirements described below, the Fund (but not its shareholders) generally will not be subject to U.S.  federal income tax to the extent that it distributes its net investment income and net realized capital gains.

     In order to qualify to be taxed as a regulated investment company, the Fund must,  among other  things:  (i) derive in each taxable year at least 90% of its gross  income from (a)  dividends,  interest  (including  tax-exempt  interest), payments with respect to certain  securities  loans,  and gains from the sale or other disposition of stock, securities,  or foreign currencies,  or other income
(including but not limited to gain from options,  futures and forward contracts)
derived with respect to its business of investing in such stock,  securities  or currencies and (b) net income derived from interests in certain  publicly traded partnerships  that are  treated  as  partnerships  for U.S.  federal  income tax purposes  and that  derive  less than 90% of their  gross  income from the items described in (a) above (each a "Qualified  Publicly  Traded  Partnership");  and
(ii)  diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of the Fund's total assets is  represented by cash and  cash  items,  U.S.  Government  securities,  the  securities  of other regulated investment companies and other securities,  with such other securities limited,  in respect of any one issuer,  to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities  of such  issuer and (b) not more than 25% of the value of the Fund's total  assets is invested in the  securities  of (I) any one issuer  (other than
U.S.  Government  securities  and the securities of other  regulated  investment companies),  (II) any two or more  issuers  that the Fund  controls and that are determined  to be engaged in the same  business or similar or related  trades or businesses, or (III) any one or more Qualified Publicly Traded Partnerships.

     As a regulated  investment  company,  the Fund  generally is not subject to
U.S.  federal  income tax on income and gains that it  distributes  each taxable year to its  shareholders,  provided that in such taxable year it distributes at least  90% of the  sum of (i)  its  investment  company  taxable  income  (which includes,  among  other  items,  dividends,  interest,  the  excess  of any  net short-term  capital  gain over net  long-term  capital  loss and  other  taxable income,  other than net capital gain (as defined  below),  reduced by deductible
expenses)   determined  without  regard  to  the  deduction  for  dividends  and distributions  paid and (ii) its net tax-exempt  interest  income (the excess of its gross tax-exempt  interest income over certain disallowed  deductions).  For purposes of satisfying the 90% distribution requirement, a distribution will not qualify if it is a  "preferential"  dividend (i.e., a distribution  which is not fully pro rata among  shares of the same class or where there is  preference  to one class of stock as compared with another class except to the extent that such preference exists by reason of the issuance of such shares). The Fund intends to distribute annually all or substantially all of such income.

     The Fund may retain for investment its net capital gain (which  consists of the excess of its net  long-term  capital gain over its net  short-term  capital loss).  However,  if the Fund  retains  any net capital  gain or any  investment company  taxable income,  it will be subject to a tax of 35% of such amount.  If the Fund  retains any net capital  gain,  it expects to  designate  the retained amount as undistributed  capital gains in a notice to its shareholders,  each of whom, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S.  federal income tax purposes its share of such  undistributed  long-term  capital gain, (ii) will be entitled to credit its  proportionate  share of the tax paid by the Fund against their U.S. federal income tax liability, if any, and to claim refunds to the extent that the credit exceeds  such  liability,  and (iii) will  increase  its tax basis in its common shares  for the Fund by an amount  equal to 65% of the  amount of  undistributed capital gain included in such shareholder's gross income.

     Amounts not  distributed  on a timely basis in  accordance  with a calendar year  distribution  requirement are subject to a nondeductible 4% federal excise tax at the Fund level. To avoid the excise tax, the Fund must distribute  during each  calendar  year  an  amount  at  least  equal  to the sum of (i) 98% of its ordinary  income (not taking into  account any capital  gains or losses) for the calendar  year,  (ii) 98% of its capital  gains in excess of its capital  losses
(adjusted for certain ordinary losses) for a one-year period generally ending on
October 31 of the  calendar  year  (unless an election is made to use the Fund's fiscal year),  and (iii) certain  undistributed  amounts from previous  years on which the Fund paid no U.S.  federal  income  tax.  While  the Fund  intends  to distribute  any income and  capital  gain in the manner  necessary  to  minimize imposition  of the 4%  federal  excise  tax,  there  can  be no  assurance  that sufficient  amounts  of the Fund's  taxable  income  and  capital  gains will be distributed to avoid entirely the imposition of the tax. In that event, the Fund will be  liable  for the tax  only on the  amount  by which it does not meet the foregoing distribution requirement.

     Dividends  and  distributions  will be treated as paid during the  calendar year if they  are paid  during  the  calendar  year or  declared  by the Fund in
October, November, or December of the year, payable to shareholders of record on a date during such a month and paid by the Fund during  January of the following year.  Any such dividend or  distribution  paid during  January of the following year will be deemed to be received by the Fund's  shareholders on December 31 of the year the  dividend  or  distribution  was  declared,  rather  than  when the dividend or distribution is actually received.

     If the Fund were  unable to satisfy  the 90%  distribution  requirement  or otherwise were to fail to qualify as a regulated investment company in any year,
it  would  be  taxed  in  the  same  manner  as  an  ordinary   corporation  and
distributions to the Fund's  shareholders would not be deductible by the Fund in computing its taxable  income.  In such case,  distributions  generally would be eligible  (i)  for  treatment  as  qualified  dividend  income  in the  case  of individual shareholders and (ii) for the dividend received deduction in the case of  corporate  shareholders.  To  qualify  again  to  be  taxed  as a  regulated investment  company  in a  subsequent  year,  the  Fund  would  be  required  to distribute  to  its  shareholders  its  earnings  and  profits  attributable  to non-regulated  investment  company years reduced by an interest charge on 50% of such  earnings and profits  payable by the Fund to the IRS. In addition,  if the
Fund failed to qualify as a regulated  investment  company for a period  greater than two taxable  years,  then the Fund would be required to elect to  recognize and pay tax on any net built-in  gain (the excess of aggregate  gain,  including items of income,  over  aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively,  be subject to taxation on such built-in gain  recognized  for a period of ten years,  in order to qualify as a regulated investment company in a subsequent year.

     If the Fund utilizes leverage through  borrowings,  it may be restricted by loan  covenants  with  respect to the  declaration  and payment of  dividends in certain circumstances. Limits on the Fund's payment of dividends may prevent the
Fund  from  distributing  at  least  90% of its net  income  and  may  therefore jeopardize  the Fund's  qualification  for  taxation as a  regulated  investment company and/or may subject the Fund to the  nondeductible 4% federal excise tax.
The Fund will  endeavor to avoid  restrictions  on its ability to make  dividend payments.

     Gain or loss on the  sales of  securities  by the Fund  will  generally  be long-term  capital gain or loss if the securities have been held by the Fund for more than one year.  Gain or loss on the sale of securities held for one year or less will be short-term capital gain or loss.

     The Fund's  investment  in  so-called  "section  1256  contracts,"  such as regulated futures contracts, certain foreign currency contracts, options on most stock  indices  and any listed  nonequity  options,  are  subject to special tax rules.  Any  such  section  1256  contracts  held by the  Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year.
The  resulting  gain or loss will be combined  with any gain or loss realized by the Fund from  positions in section  1256  contracts  closed  during the taxable year.  Provided such  positions are held as capital assets and are not part of a
"hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as  short-term  capital gain or loss,  regardless of the period of time the positions were actually held by the Fund.

     Certain of the  Fund's  investment  practices  are  subject to special  and complex U.S.  federal  income tax provisions  that may, among other things,  (i)
disallow,  suspend  or  otherwise  limit  the  allowance  of  certain  losses or deductions, including the dividends received deduction, (ii) convert lower taxed long-term  capital  gains  and  qualified  dividend  income  into  higher  taxed short-term  capital gains or ordinary  income,  (iii) convert ordinary loss or a deduction into capital loss (the  deductibility of which is more limited),  (iv)
cause the Fund to recognize  income or gain without a  corresponding  receipt of cash,  (v)  adversely  affect the time as to when a purchase or sale of stock or securities is deemed to occur,  (vi)  adversely  alter the  characterization  of certain complex financial  transactions,  and (vii) produce income that will not qualify as good income for purposes of the 90% annual  gross income  requirement described above. The Fund will monitor its transactions and may make certain tax elections  and may be  required  to borrow  money or  dispose of  securities  to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

     Because  the Fund may invest in foreign  securities,  its income  from such securities  may be subject to  non-U.S.  taxes.  Tax  conventions  may reduce or eliminate  such  taxes.  Due to the makeup of the Fund's  investment  portfolio, shareholders will not be entitled to claim a credit or deduction with respect to such  foreign  taxes.  However,  if the Fund  invests more than 50% of its total assets in non-U.S.  securities  as of  year-end,  the Fund may elect to have its foreign  tax  deduction  or  credit  for  foreign  taxes  paid with  respect  to qualifying  taxes  to be  taken by its  shareholders  instead  of on its own tax return.  If the Fund so elects,  each shareholder shall include in gross income, and also treat as paid by him, his proportionate share of the foreign taxes paid by the Fund. If the Fund makes this election,  it will furnish its  shareholders with a written notice after the close of the taxable year.

     The Fund may invest in securities of foreign  entities that could be deemed for tax purposes to be passive  foreign  investment  companies  ("PFICs").  When
investing  in  PFIC  securities,   the  Fund  intends  to  mark-to-market  these
securities  and will recognize any gains at the end of its fiscal and excise tax years.  Deductions for losses are allowable only to the extent of any current or previously  recognized  gains.  These gains  (reduced by  allowable  losses) are treated as ordinary income that the Fund is required to distribute,  even though it has not sold the securities.  If the Fund is unable to identify an investment as a PFIC and thus  does not  make a  mark-to-market  election,  the Fund may be subject to U.S. federal income tax on a portion of any "excess  distribution" or gain from the disposition of such shares even if such income is distributed as a taxable  dividend  by the Fund to its  shareholders.  Additional  charges in the nature of  interest  may be imposed on the Fund in  respect  of  deferred  taxes arising from such distributions or gains.

     Taxation of Shareholders

     Distributions  paid by the Fund from its investment company taxable income, which  includes the excess of net  short-term  capital  gains over net long-term
capital  losses   (together   referred  to   hereinafter  as  "ordinary   income
dividends"),  are generally  taxable to you as ordinary  income to the extent of the Fund's earnings and profits.  Such distributions (if designated by the Fund)
may, however,  qualify (provided holding periods and other requirements are met)
(i) for the dividends received  deduction in the case of corporate  shareholders to the extent that the Fund's  income  consists  of dividend  income from United
States  corporations,  and (ii) for taxable years through  December 31, 2010, as
"qualified  dividend  income"  eligible for the reduced maximum U.S. federal tax rate to individuals of generally 15% (5% for  individuals in lower tax brackets)
to the  extent  that the Fund  receives  qualified  dividend  income.  Qualified
dividend  income  is,  in  general,   dividend  income  from  taxable   domestic
corporations  and  certain  foreign  corporations  (e.g.,   generally,   foreign
corporations  incorporated  in a possession  of the United  States or in certain countries with a qualified  comprehensive  tax treaty with the United States, or whose stock with respect to which such  dividend is paid is readily  tradable on an established  securities  market in the United  States).  A qualified  foreign corporation does not include a foreign corporation which for the taxable year of the  corporation in which the dividend was paid, or the preceding  taxable year, is a "passive foreign  investment  company," as defined in the Code. If the Fund lends  portfolio  securities,  the  amount  received  by the  Fund  that  is the equivalent of the dividends paid by the issuer on the securities loaned will not be eligible for qualified dividend income treatment.  In general,  distributions from trust preferred  securities  will not be eligible for a dividends  received deduction nor constitute  qualified  dividend  income while  distributions  from traditional  preferred  securities  may be eligible for the  dividends  received deduction and constitute qualified dividend income. There can be no assurance as to what  portion of the Fund's  distributions  will  qualify  for the  dividends received deduction or constitute qualified dividend income.

     A dividend  (whether paid in cash or reinvested in additional  Fund shares)
will not be treated as qualified  dividend income (whether  received by the Fund or paid by the Fund to a  shareholder)  if (1) the  dividend  is  received  with respect  to any share  held for fewer than 61 days  during  the  121-day  period beginning  on the date  which is 60 days  before  the date on which  such  share becomes  ex-dividend  with respect to such dividend,  (2) to the extent that the shareholder  is  under  an  obligation  (whether  pursuant  to a  short  sale or otherwise) to make related  payments with respect to positions in  substantially similar  or  related  property,  or (3) if the  shareholder  elects  to have the dividend  treated  as  investment  income  for  purposes  of the  limitation  on deductibility of investment interest.

     Distributions  made  from net  capital  gain,  which is the  excess  of net long-term  capital  gains over net  short-term  capital  losses  ("capital  gain dividends"),  including  capital gain  dividends  credited to a shareholder  but retained by the Fund, are taxable to shareholders as long-term  capital gains if they have been properly designated by the Fund, regardless of the length of time the  shareholder  has owned common shares of the Fund. The maximum U.S.  federal tax rate on net long-term  capital gain of  individuals is generally 15% (5% for individuals  in lower  brackets) for such gain realized  before January 1, 2011.
Unrecaptured  Section 1250 gain distributions,  if any, will be subject to a 25%
tax. For non-corporate taxpayers,  investment company taxable income (other than qualified  dividend  income)  will  currently be taxed at a maximum rate of 35%, while net capital  gain  generally  will be taxed at a maximum  rate of 15%. For corporate taxpayers, both investment company taxable income and net capital gain are taxed at a maximum rate of 35%.

     Income earned on certain U.S.  Government  obligations is exempt from state and local  personal  income taxes if earned  directly by you.  States also grant tax-free  status  to  dividends  paid to you  from  interest  earned  on  direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by
the  Fund  in  certain  other   obligations,   such  as  repurchase   agreements
collateralized  by U.S.  Government  obligations,  commercial paper, and federal agency-backed  obligations (e.g., GNMA or FNMA obligations),  generally does not qualify  for  tax-free  treatment.  The rules on  exclusion  of this  income are different for corporations.

     If, for any  calendar  year,  the Fund's  total  distributions  exceed both current  earnings and profits and accumulated  earnings and profits,  the excess will generally be treated as a tax-free  return of capital up to the amount of a shareholder's  tax basis in the common shares.  The amount treated as a tax-free return of capital will reduce a  shareholder's  tax basis in the common  shares, thereby  increasing  such  shareholder's  potential  gain or reducing his or her potential  loss on the sale of the common shares.  Any amounts  distributed to a shareholder  in  excess  of his or her tax basis in the  common  shares  will be taxable to the  shareholder as capital gain (assuming the common shares are held as a capital asset).

     Generally,  not later than 60 days after the close of its taxable year, the
Fund will provide its shareholders with a written notice  designating the amount
of  any  ordinary   income   dividends  or  capital  gain  dividends  and  other
distributions.  If you have not held Fund  shares for a full year,  the Fund may designate and distribute to you, as ordinary  income,  qualified  dividends,  or capital  gains,  and in the case of non-U.S.  shareholders  the Fund may further designate and distribute as  interest-related  dividends and short-term  capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

     The sale or other  disposition  of common shares of the Fund (except in the case of a redemption  where a  shareholder's  percentage  stock  interest is not meaningfully  reduced)  will  generally  result  in  capital  gain  or  loss  to shareholders.  Generally, a shareholder's gain or loss will be long-term gain or loss,  if the  shares  have been held for more than one year.  Any loss upon the sale or  exchange  of Fund  common  shares  held for six  months or less will be treated as long-term  capital  loss to the extent of any capital gain  dividends received  (including  amounts credited as an undistributed  capital gain) by the shareholder.  Any loss a  shareholder  realizes  on a sale or exchange of common shares of the Fund will be disallowed if the  shareholder  acquires other common shares of the Fund (whether  through the automatic  reinvestment of dividends or otherwise)  within a 61-day  period  beginning 30 days before and ending 30 days after the shareholder's sale or exchange of the common shares. In such case, the basis of the common shares  acquired will be adjusted to reflect the  disallowed loss.  Present  law  taxes  both  long-term  and  short-term  capital  gains  of corporations at the rates applicable to ordinary income.

     Shareholders  may be entitled to offset their  capital  gain  distributions
(but not  distributions  eligible for qualified  dividend income treatment) with capital loss. There are a number of statutory  provisions affecting when capital loss may be offset  against  capital  gain,  and  limiting  the use of loss from certain investments and activities. Accordingly,  shareholders with capital loss are urged to consult their tax advisers.

     An  investor  should be aware  that if Fund  common  shares  are  purchased shortly before the record date for any taxable distribution (including a capital gain  dividend),  the  purchase  price  likely  will  reflect  the  value of the distribution and the investor then would receive a taxable  distribution  likely to reduce the trading value of such Fund common shares, in effect resulting in a taxable return of some of the purchase price.

Certain  types of income  received  by the Fund from  REITs,  "REMICs",  taxable mortgage pools or other  investments may cause the Fund to designate some or all of its  distributions  as  "excess  inclusion  income."  With  respect  to  Fund shareholders who are not nominees,  for Fund taxable years beginning on or after
January 1, 2007, the Fund must report excess inclusion income to shareholders in two cases:  (1) if the excess  inclusion  income  received  by the Fund from all sources  exceeds 1 % of the Fund's gross income,  it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them;  and (2) if the Fund receives  excess  inclusion  income from a REIT whose excess  inclusion  income in its most recent tax year ending not later than nine months before the first day of the Fund's taxable year exceeded 3% of the REIT's total dividends, the Fund must inform its non-nominee shareholders of the amount and character of the excess  inclusion  income allocated to them from such REIT.
Under these circumstances, (i) the taxable income of any Fund shareholder can in no event be less that the sum of the excess  inclusion  income allocated to that shareholder  and any such  excess  inclusion  income  cannot  be  offset  by net operating  losses of the  shareholder;  (ii) if the  shareholder is a tax-exempt entity, such as an individual  retirement account,  401(k) account,  Keogh plan, pension plan or a certain type of  charitable  entity,  and not a  "disqualified organization,"  then this income is fully taxable as unrelated  business taxable income under the Code; (iii) if the shareholder is a non-U.S.  shareholder, such shareholder would be subject to U.S. federal income tax withholding at a rate of
30% on this income  without  reduction  or exemption  pursuant to any  otherwise applicable income tax treaty; and (iv) if the shareholder is a REIT, a regulated investment  company,  common  trust  fund or  other  pass-through  entity,  such shareholder's  allocable  share of the Fund's excess  inclusion  income would be considered  excess  inclusion  income of such  entity and such  entity  would be subject to tax at the highest  corporate tax rate on any excess inclusion income allocated to their  owners that are  disqualified  organizations.  "Disqualified organizations"  are generally certain  cooperatives,  governmental  entities and tax-exempt  organizations  that are not  subject  to tax on  unrelated  business taxable  income.  In addition,  the Fund will be taxed at the highest  corporate income  tax  rate  on its  excess  inclusion  income  that is  allocable  to the percentage of its shares held in record name by disqualified  organizations and, to the extent that Fund shares owned by disqualified  organizations  are held in record name by a  broker/dealer  or other nominee,  the  broker/dealer  or other nominee would be liable for the corporate level tax on the portion of the Fund's excess inclusion  income  allocable to Fund shares held by the  broker/dealer or other nominee on behalf of the disqualified  organizations.  Because this tax on
excess   inclusion   income  allocable  to  Fund  shares  held  by  disqualified organizations  is  imposed  at  the  Fund  level,  all  shareholders,  including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Fund's receipt of excess inclusion income. However, to the extent  permissible  under the 1940 Act, a regulated  investment  company such as the Fund is permitted under Treasury  Regulations to specially  allocate this tax expense to the disqualified  organizations to which it is attributable, without a  concern  that  such an  allocation  will  constitute  a  preferential dividend.  While  the Fund  does not  presently  intend  to make  such a special allocation, it reserves the right to do so.

     Dividends are taxable to  shareholders  even though they are  reinvested in additional shares of the Fund.

     Ordinary income  distributions and capital gain  distributions  also may be subject to state and local taxes.  Shareholders  are urged to consult  their own tax advisers  regarding  specific  questions about U.S.  federal  (including the application of the alternative minimum tax rules),  state, local and foreign tax consequences to them of investing in the Fund.

     A  shareholder  that  is  a  nonresident  alien  individual  or  a  foreign corporation (a "foreign  investor")  generally  will be subject to U.S.  federal withholding  tax at the rate of 30% (or  possibly  a lower rate  provided  by an applicable tax treaty) on ordinary income dividends (except as discussed below).
Different tax  consequences  may result if the foreign  investor is engaged in a trade or  business  in the United  States or, in the case of an  individual,  is present in the  United  States  for 183 days or more  during a taxable  year and certain other  conditions are met.  Foreign  investors  should consult their tax advisors  regarding  the tax  consequences  of  investing  in the Fund's  common shares.

     In  general,  U.S.  federal  withholding  tax will not apply to any gain or income  realized by a foreign  investor in respect of any  distributions  of net capital gain,  exempt-interest  dividends, or upon the sale or other disposition of common shares of the Fund.

     For taxable years  beginning  before  January 1, 2008,  properly-designated dividends are generally exempt from U.S. federal  withholding tax where they (i)
are paid in respect of the Fund's  "qualified net interest  income"  (generally, the Fund's U.S. source interest income,  other than certain contingent  interest and interest from  obligations of a corporation or partnership in which the Fund is at least a 10%  shareholder,  reduced by expenses  that are allocable to such income) or (ii) are paid in respect of the Fund's "qualified  short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the
Fund's  long-term  capital  loss  for  such  taxable  year).  Depending  on  its circumstances,  however,  the  Fund  may  designate  all,  some  or  none of its potentially  eligible  dividends as such  qualified  net  interest  income or as qualified short-term capital gains, and/or treat such dividends,  in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption  from  withholding,  a foreign  investor will need to comply with
applicable   certification   requirements   relating  to  its  non-U.S.   status
(including,  in general,  furnishing an IRS Form W-8BEN or substitute  Form). In the case of common shares held through an  intermediary,  the  intermediary  may withhold  even if the Fund  designates  the payment as  qualified  net  interest income or qualified  short-term  capital gain.  Foreign investors should contact their  intermediaries  with respect to the  application  of these rules to their accounts.  There  can  be  no  assurance  as  to  what  portion  of  the  Fund's distributions  will qualify for  favorable  treatment as qualified  net interest income or qualified short-term capital gains.

     An  individual  who,  at the time of  death,  is a  foreign  investor  will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated  rates  applicable  to U.S.  citizens and  residents,  unless a treaty exception  applies.  In the  absence of a treaty,  there is a $13,000  statutory estate tax  credit.  A partial  exemption  from U.S estate tax may apply to Fund shares  held by the estate of a  nonresident  decedent.  The  amount  treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.  Transfers by gift of  shares  of  the  Fund  by a  foreign  investor  who is a  nonresident  alien individual will not be subject to U.S. federal gift tax. The tax consequences to a foreign  investor  entitled to claim the benefits of an applicable  tax treaty may be different from those  described  herein.  Foreign  investors are urged to consult their own tax advisers with respect to the particular  tax  consequences to them of an investment in the Fund,  including  the  applicability  of foreign tax.

     Backup Withholding

     The Fund is required in certain circumstances to withhold, for U.S. federal backup withholding  purposes,  on taxable dividends or distributions and certain other payments paid to non-corporate  holders of the Fund's common shares who do not furnish the Fund with their correct taxpayer  identification  number (in the case of individuals,  their social security number) and certain  certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts  withheld from payments made to a shareholder may be refunded  or  credited  against  such  shareholder's  U.S.  federal  income  tax liability,  if any,  provided that the required  information is furnished to the
IRS.

     This  discussion  of "Tax Matters" is not intended or written to be used as tax  advice  and does not  purport  to deal with all  federal  tax  consequences applicable  to all  categories  of  investors,  some of which may be  subject to special rules.  The foregoing  discussion is a general summary of the provisions of the Code and the Treasury  regulations in effect as they directly  govern the taxation  of the Fund and its  shareholders.  These  provisions  are  subject to change by  legislative  or  administrative  action,  and any such  change may be retroactive.  Shareholders  are urged to consult  their tax  advisers  regarding specific questions as to U.S. federal, state, local, and foreign income or other taxes.

                                     EXPERTS

     The   Statement   of   Assets   and   Liabilities   of  the   Fund   as  of
[_______________],  2007 appearing in this  Statement of Additional  Information and related  Statements of  Operations  and Changes in Net Assets for the period from [____________________],  2007 (date of inception) to [___________________],
2007 have been audited by  [_______________],  an independent  registered public accounting  firm,  as set  forth in their  report  thereon  appearing  elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. [___________________],  located at  [___________________________],  provides accounting and auditing services to the Fund.

                             ADDITIONAL INFORMATION

     A  Registration  Statement  on  Form  N-2,  including  amendments  thereto, relating  to the  shares  offered  hereby,  has been  filed by the Fund with the
Securities and Exchange  Commission  (the  "Commission"),  Washington,  D.C. The
prospectus  and this  Statement of Additional  Information do not contain all of the information set forth in the Registration Statement,  including any exhibits and schedules thereto.  For further information with respect to the Fund and the shares  offered  hereby,  reference  is  made  to  the  Registration  Statement.
Statements  contained  in  the  prospectus  and  this  Statement  of  Additional
Information as to the contents of any contract or other document referred to are not necessarily  complete and in each instance  reference is made to the copy of such  contract  or  other  document  filed  as an  exhibit  to the  Registration
Statement,  each  such  statement  being  qualified  in  all  respects  by  such reference.  A copy of the Registration Statement may be inspected without charge at the Commission's  principal office in Washington,  D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                              FINANCIAL STATEMENTS

                                  [to be added]

        [for the period ______, 2007 (date of inception) to _____, 2007]

                                     PART C
                                OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)  Financial Statements

       Part A - None.

       Part B - None.

(2)    Exhibits

(a)(1) Certificate of Trust (1)

(a)(2) Agreement and Declaration of Trust (1)

(b)    By-Laws (1)

(c)    Not Applicable

(d)(1) Please  see  Article V of  Agreement  and  Declaration  of Trust as filed herewith.

(d)(2) Please see Article II of Bylaws as filed herewith.

(e)    Form of Dividend Reinvestment Plan (2)

(f)    Not Applicable

(g)(1) Form of Investment Management Agreement (2)

(h)    Form of Purchase Agreement (2)

(i)    Not Applicable

(j)    Form of Custody Agreement (2)

(k)    Other Material Agreements (2)

(l)    Opinion and Consent of Counsel to the Registrant (2)

(m)    Not Applicable

(n)    Independent Registered Public Accounting Firm Consent (2)

(o)    Not Applicable.

(p)    Subscription Agreement (2)

(q)    Not Applicable

(r)(1) Code of Ethics of the Trust (2)

(r)(2) Code of Ethics of the Advisor (2)

(s)    Power of Attorney (2)

____________________

(1)  Filed herewith.

(2)  To be filed by amendment.

Item 26. Marketing Arrangements

     Reference is made to the Form of Purchase  Agreement  for the  Registrant's
common shares to be filed by amendment to this registration statement.

Item 27. Other Expenses of Issuance and Distribution

     The  following  table sets forth the  estimated  expenses to be incurred in connection with the offering described in this registration statement:

---------------------------------------------------- -------------------------
Registration fees                                    $
---------------------------------------------------- -------------------------
NYSE listing fee
---------------------------------------------------- -------------------------
Printing (other than certificates)
---------------------------------------------------- -------------------------
Engraving and printing certificates
---------------------------------------------------- -------------------------
Accounting fees and expenses related to the offering
---------------------------------------------------- -------------------------
Legal fees and expenses related to the offering
---------------------------------------------------- -------------------------
NASD fee
---------------------------------------------------- -------------------------
Miscellaneous (i.e. travel) related to the offering
---------------------------------------------------- -------------------------
Total                                                $
---------------------------------------------------- -------------------------

Item 28. Persons Controlled by or under Common Control with the Registrant

None.

Item 29. Number of Holders of Shares

As of April 12, 2007.

---------------------------------- ------------------------------
Title of Class                     Number of Record Holders
---------------------------------- ------------------------------
Common shares, no par value        0
---------------------------------- ------------------------------

Item 30. Indemnification

Article VII of the  Registrant's  Agreement and Declaration of Trust provides as follows:

     Section 1. Limitation of Liability.

     (a) For the purpose of this Article, "Agent" means any Person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the  request of the Trust as a trustee,  director,  officer,  employee  or other agent of another foreign or domestic  corporation,  partnership,  joint venture, trust or  other  enterprise;  "Proceeding"  means  any  threatened,  pending  or completed  action or proceeding,  whether  civil,  criminal,  administrative  or investigative; and "Expenses" include without limitation attorneys' fees and any expenses of establishing a right to indemnification under this Article.

     (b) An Agent  shall be liable to the Trust and to any  Shareholder  for any act  or  omission  that  constitutes  a  bad  faith  violation  of  the  implied contractual  covenant  of good  faith and fair  dealing,  for such  Agent's  own willful  misfeasance,  bad faith,  gross negligence or reckless disregard of the duties involved in the conduct of such Agent (such conduct referred to herein as
"Disqualifying Conduct"), and for nothing else.

     Subject to subsection  (b) of this Section 1 and to the fullest extent that limitations  on the  liability of Agents are  permitted by the DSTA,  the Agents shall not be  responsible  or liable in any event for any act or omission of any other Agent of the Trust or any Investment  Adviser or Principal  Underwriter of
the Trust.

     (c) No Agent,  when acting in its  respective  capacity  as such,  shall be personally  liable to any Person,  other than the Trust or a Shareholder  to the extent  provided  in  subsections  (b) and (c) of this  Section  1, for any act, omission or obligation of the Trust or any Trustee thereof.

     (d)  Each  Trustee,  officer  and  employee  of  the  Trust  shall,  in the performance  of his  or her  duties,  be  fully  and  completely  justified  and protected  with regard to any act or any failure to act resulting  from reliance in good faith upon the books of account or other  records of the Trust,  upon an opinion of counsel,  or upon reports made to the Trust by any of its officers or employees or by the Investment  Adviser,  the Principal  Underwriter,  any other
Agent, selected dealers, accountants, appraisers or other experts or consultants selected  with  reasonable  care by the  Trustees,  officers or employees of the
Trust,  regardless of whether such counsel or expert may also be a Trustee.  The officers  and  Trustees  may obtain the advice of counsel or other  experts with respect to the meaning and operation of this  Declaration of Trust, the By-Laws, applicable  law and their  respective  duties as officers or  Trustees.  No such officer or Trustee  shall be liable for any act or omission in  accordance  with such advice,  records and/or reports and no inference concerning liability shall arise from a failure to follow such advice, records and/or reports. The officers and Trustees shall not be required to give any bond hereunder, nor any surety if a bond is required by applicable law.

     (e) The failure to make timely  collection of dividends or interest,  or to take  timely  action with  respect to  entitlements,  on the Trust's  securities issued in  emerging  countries,  shall not be deemed to be  negligence  or other fault on the part of any Agent,  and no Agent shall have any  liability for such failure  or for  any  loss  or  damage  resulting  from  the  imposition  by any government of exchange control  restrictions which might affect the liquidity of the Trust's assets or from any war or political act of any foreign government to which such assets might be exposed, except, in the case of a Trustee or officer, for liability resulting from such Trustee's or officer's Disqualifying Conduct.

     (f) The limitation on liability contained in this Article applies to events occurring at the time a Person  serves as an Agent whether or not such Person is an Agent at the time of any Proceeding in which liability is asserted.

     (g) No amendment or repeal of this Article shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

     Section 2 Indemnification.

     (a)  Indemnification  by Trust.  The Trust  shall  indemnify,  out of Trust
Property,  to the fullest extent  permitted under applicable law, any Person who was or is a party  or is  threatened  to be made a party  to any  Proceeding  by reason  of the fact that such  Person is or was an Agent of the  Trust,  against
Expenses,   judgments,   fines,  settlements  and  other  amounts  actually  and
reasonably  incurred in connection  with such Proceeding if such Person acted in good faith or in the case of a criminal  proceeding,  had no reasonable cause to believe  the  conduct  of such  Person  was  unlawful.  The  termination  of any
Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent  shall not of itself create a presumption  that the Person did not act in good faith or that the Person had  reasonable  cause to believe  that the Person's conduct was unlawful.

     (b)  Exclusion of  Indemnification.  Notwithstanding  any  provision to the contrary contained herein,  there shall be no right to  indemnification  for any liability arising by reason of the Agent's Disqualifying  Conduct. In respect of any claim,  issue or matter as to which that Person shall have been  adjudged to be  liable  in the  performance  of  that  Person's  duty  to the  Trust  or the
Shareholders, indemnification shall be made only to the extent that the court in which that action was brought shall  determine,  upon  application or otherwise, that in view of all the circumstances of the case, that Person was not liable by reason of that Person's Disqualifying Conduct.

     (c) Required Approval. Any indemnification under this Article shall be made by the  Trust  if  authorized  in the  specific  case  on a  determination  that indemnification  of the  Agent is  proper  in the  circumstances  by (i) a final decision on the merits by a court or other body before whom the  proceeding  was brought  that the Agent  was not  liable  by  reason  of  Disqualifying  Conduct
(including,  but not  limited  to,  dismissal  of  either a court  action  or an administrative proceeding against the Agent for insufficiency of evidence of any
Disqualifying  Conduct) or, (ii) in the absence of such a decision, a reasonable determination,  based upon a review of the facts,  that the Agent was not liable by reason of Disqualifying Conduct, by (1) the vote of a majority of a quorum of the  Trustees  who are not (x)  "interested  persons" of the Trust as defined in
Section 2(a)(19) of the 1940 Act, (y) parties to the proceeding,  or (z) parties who have any economic or other  interest in  connection  with such specific case
(the "disinterested,  non-party Trustees");  or (2) by independent legal counsel in a written opinion.

     (d) Advancement of Expenses. Expenses incurred by an Agent in defending any
Proceeding  may be advanced  by the Trust  before the final  disposition  of the
Proceeding  on receipt of an  undertaking  by or on behalf of the Agent to repay the amount of the advance if it shall be determined ultimately that the Agent is not entitled to be indemnified as authorized in this Article;  provided, that at least one of the following  conditions  for the  advancement of expenses is met:
(i) the Agent shall provide a security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful  advances,  or (iii) a majority of a quorum of the  disinterested,  non-party Trustees of the Trust, or an independent legal counsel in a written opinion,  shall determine,  based on a review of readily  available  facts (as opposed to a full  trial-type  inquiry), that there is reason to believe that the Agent ultimately will be found entitled to indemnification.

     (e) Other  Contractual  Rights.  Nothing  contained in this  Article  shall affect any right to  indemnification  to which  Persons  other than Trustees and officers of the Trust or any  subsidiary  thereof may be entitled by contract or otherwise.

     (f)  Fiduciaries of Employee  Benefit Plan.  This Article does not apply to any Proceeding against any trustee,  investment manager or other fiduciary of an employee benefit plan in that Person's capacity as such, even though that Person may also be an Agent of the  Trust as  defined  in  Section  1 of this  Article.
Nothing  contained in this Article shall limit any right to  indemnification  to which such a trustee,  investment manager, or other fiduciary may be entitled by contract or  otherwise  which shall be  enforceable  to the extent  permitted by applicable law other than this Article.

     Section 3.  Insurance.  To the fullest extent  permitted by applicable law, the Board of Trustees shall have the authority to purchase with Trust  Property, insurance  for  liability  and for all Expenses  reasonably  incurred or paid or expected to be paid by an Agent in connection  with any Proceeding in which such
Agent becomes involved by virtue of such Agent's  actions,  or omissions to act, in its  capacity  or former  capacity  with the Trust,  whether or not the Trust would have the power to indemnify such Agent against such liability.

     Section 4. Derivative  Actions.  Subject to the  requirements  set forth in
Section 3816 of the DSTA, a Shareholder or  Shareholders  may bring a derivative action on behalf of the Trust only if the Shareholder or Shareholders first make a pre-suit  demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of  Trustees  to bring such  action is  excused.  A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees,  or a majority of any committee  established to consider the merits of such  action,  has a material  personal  financial  interest in the action at issue.  A Trustee  shall not be deemed  to have a  material  personal  financial interest in an action or otherwise be disqualified  from ruling on a Shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her  service  on the Board of  Trustees  of the Trust or on the boards of one or more investment  companies with the same or an affiliated  investment adviser or underwriter.

Item 31. Business and Other Connections of Investment Advisor

To be filed by amendment.

Item 32. Location of Accounts and Records

     All accounts and records  required to be maintained by Section 31(a) of the
Investment  Company Act of 1940 and the rules under that section are  maintained at 2005 Market Street, Philadelphia, PA 19103-7094 and 430 W. 7th Street, Kansas
City, MO 64105.

Item 33. Management Services

Not Applicable

Item 34. Undertakings

     (1) The Trust hereby undertakes to suspend the offering of its shares until the  prospectus  is  amended  if (a)  subsequent  to the  effective  date of its
Registration  Statement,  the net asset value declines more than 10 percent from its net asset value as of the effective  date of the  Registration  Statement or
(b) the net asset value  increases to an amount greater than its net proceeds as stated in the prospectus.

     (2) Not applicable

     (3) Not applicable

     (4) Not applicable

     (5) (a) For the purposes of determining  any liability under the Securities
Act of  1933  (the  "1933  Act"),  the  information  omitted  from  the  form of prospectus filed as part of a registration  statement in reliance upon Rule 430A and  contained  in the form of  prospectus  filed by the  Registrant  under Rule
497(h)  under  the  1933  Act  shall be  deemed  to be part of the  Registration
Statement as of the time it was declared effective; and

     (b) For the purpose of determining  any liability  under the 1933 Act, each post-effective  amendment that contains a form of prospectus  shall be deemed to be a new registration  statement relating to the securities offered therein, and the  offering of the  securities  at that time shall be deemed to be the initial bona fide offering thereof.

     (6) The  Registrant  undertakes  to send by first class mail or other means designed to ensure equally prompt  delivery  within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized, in the City of Philadelphia,  and State of Pennsylvania, on the 13th
day of April, 2007.

                                     /s/ Patrick P. Coyne
                                     --------------------------------------
                                     Patrick P. Coyne
                                     Sole Initial Trustee, President and
                                     Chief Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has  been  signed  by  the  following  persons  in  the capacities set forth below on the 13th day of April, 2007.

Name                          Title                             Date

/s/ Patrick P. Coyne          Sole Initial Trustee, President   April 13, 2007
Patrick P. Coyne              and Chief Executive Officer

/s/ Richard A. Salus          Chief Financial Officer           April 13, 2007
Richard A. Salus

                                INDEX TO EXHIBITS
         (Delaware Investments Enhanced Global Dividend and Income Fund)

--------------- ---------------------------------------
Exhibit No.     Exhibit
--------------- ---------------------------------------
Ex-99(a)(1)     Certificate of Trust
--------------- ---------------------------------------
Ex-99(a)(2)     Agreement and Declaration of Trust
--------------- ---------------------------------------
Ex-99(b)        By-Laws
--------------- ---------------------------------------